Unites States Securities and Exchange Commission

Washington, DC 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number 811-01879

Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 9/30

Date of reporting period: 12/31/17

Item 1. Schedule of Investments.
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Janus Henderson Asia Equity Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 89.4%
Banks – 5.8%
BOC Hong Kong Holdings Ltd	142,000	$718,247
HDFC Bank Ltd	60,023	1,760,745
		2,478,992
Beverages – 2.1%
Treasury Wine Estates Ltd	71,751	892,277
Biotechnology – 2.1%
CSL Ltd	8,376	921,695
Containers & Packaging – 1.6%
Amcor Ltd/Australia	56,771	682,002
Diversified Financial Services – 2.8%
Ayala Corp	58,140	1,182,455
Electric Utilities – 1.3%
Power Grid Corp of India Ltd	181,311	568,123
Electronic Equipment, Instruments & Components – 6.9%
AAC Technologies Holdings Inc	27,500	489,089
Delta Electronics Inc	137,577	662,694
Hon Hai Precision Industry Co Ltd	277,534	884,326
Largan Precision Co Ltd	7,000	942,979
		2,979,088
Food Products – 5.4%
Uni-President Enterprises Corp	594,000	1,316,990
Vietnam Dairy Products JSC	111,240	1,019,985
		2,336,975
Gas Utilities – 1.5%
ENN Energy Holdings Ltd	91,000	645,658
Hotels, Restaurants & Leisure – 1.8%
Yum China Holdings Inc	19,273	771,306
Household Durables – 7.3%
Coway Co Ltd	7,100	646,961
Hanssem Co Ltd*	4,249	714,538
Nien Made Enterprise Co Ltd	58,000	619,906
Techtronic Industries Co Ltd	174,000	1,134,139
		3,115,544
Industrial Conglomerates – 1.5%
John Keells Holdings PLC	682,287	660,095
Information Technology Services – 4.3%
Infosys Ltd	54,370	886,617
Tata Consultancy Services Ltd	22,261	942,104
		1,828,721
Insurance – 3.1%
AIA Group Ltd	156,000	1,330,460
Internet Software & Services – 15.7%
Alibaba Group Holding Ltd (ADR)*	10,877	1,875,521
Baidu Inc (ADR)*	3,650	854,867
NetEase Inc (ADR)	3,584	1,236,731
Tencent Holdings Ltd	53,300	2,755,431
		6,722,550
Personal Products – 2.5%
LG Household & Health Care Ltd*	957	1,061,111
Real Estate Management & Development – 3.1%
City Developments Ltd	70,200	653,014
Land & Houses PCL	446,900	143,812
Land & Houses PCL (REG)	1,638,500	528,226
		1,325,052
Semiconductor & Semiconductor Equipment – 5.7%
Taiwan Semiconductor Manufacturing Co Ltd	316,000	2,428,858
Technology Hardware, Storage & Peripherals – 6.9%
Advantech Co Ltd	95,797	677,207
Catcher Technology Co Ltd	60,000	658,658
Samsung Electronics Co Ltd	684	1,625,292
		2,961,157
Textiles, Apparel & Luxury Goods – 2.1%
Samsonite International SA	192,900	886,110
Thrifts & Mortgage Finance – 4.0%
Housing Development Finance Corp Ltd	64,438	1,724,787
Tobacco – 1.9%
ITC Ltd	194,659	801,723
Total Common Stocks (cost $33,288,711)		38,304,739

Shares		Value
Preferred Stocks – 3.1%
Technology Hardware, Storage & Peripherals – 3.1%
Samsung Electronics Co Ltd (cost $1,036,093)	691	$1,347,233
Warrants – 3.8%
Household Durables – 2.2%
Midea Group Co Ltd, expires 6/29/18*	109,378	931,023
Machinery – 1.6%
Zhengzhou Yutong Bus Co Ltd, expires 6/29/18*	186,252	688,435
Total Warrants (cost $1,284,171)		1,619,458
Investment Companies – 3.8%
Money Markets – 3.8%
Fidelity Investments Money Market Treasury Portfolio, 1.1400%ºº (cost $1,624,959)	1,624,959	1,624,959
Total Investments (total cost $37,233,934) – 100.1%		42,896,389
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(43,345)
Net Assets – 100%		$42,853,044

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$10,248,061	23.9%
Taiwan	8,191,618	19.1
India	6,684,099	15.6
South Korea	5,395,135	12.6
Hong Kong	4,068,956	9.5
Australia	2,495,974	5.8
United States	1,624,959	3.8
Philippines	1,182,455	2.7
Vietnam	1,019,985	2.4
Thailand	672,038	1.6
Sri Lanka	660,095	1.5
Singapore	653,014	1.5

Total	$42,896,389	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Banks	$-	$2,478,992	$-
Beverages	-	892,277	-
Biotechnology	-	921,695	-
Containers & Packaging	-	682,002	-
Diversified Financial Services	-	1,182,455	-
Electric Utilities	-	568,123	-
Electronic Equipment, Instruments & Components	-	2,979,088	-
Food Products	-	2,336,975	-
Gas Utilities	-	645,658	-
Hotels, Restaurants & Leisure	771,306	-	-
Household Durables	-	3,115,544	-
Industrial Conglomerates	-	660,095	-
Information Technology Services	-	1,828,721	-
Insurance	-	1,330,460	-
Internet Software & Services	3,967,119	2,755,431	-
Personal Products	-	1,061,111	-
Real Estate Management & Development	-	1,325,052	-
Semiconductor & Semiconductor Equipment	-	2,428,858	-
Technology Hardware, Storage & Peripherals	-	2,961,157	-
Textiles, Apparel & Luxury Goods	-	886,110	-
Thrifts & Mortgage Finance	-	1,724,787	-
Tobacco	-	801,723	-
Preferred Stocks	-	1,347,233	-
Warrants	1,619,458	-	-
Investment Companies	1,624,959	-	-
Total Assets	$7,982,842	$34,913,547	$-

Organization and Significant Accounting Policies

Janus Henderson Asia Equity Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange

(“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $28,208,623 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 3.2%
AmeriCredit Automobile Receivables 2016-1, 3.5900%, 2/8/22	$8,345,000	$8,479,079
AmeriCredit Automobile Receivables Trust 2015-2, 3.0000%, 6/8/21	5,730,000	5,786,944
AmeriCredit Automobile Receivables Trust 2016-2, 3.6500%, 5/9/22	5,659,000	5,756,492
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	28,974,383	28,188,438
BAMLL Commercial Mortgage Securities Trust 2013-WBRK,
3.5343%, 3/10/37 (144A)‡	9,021,000	9,166,751
BAMLL Commercial Mortgage Securities Trust 2014-FL1,
ICE LIBOR USD 1 Month + 4.0000%, 5.4770%, 12/15/31 (144A)	916,000	891,537
BAMLL Commercial Mortgage Securities Trust 2014-FL1,
ICE LIBOR USD 1 Month + 5.5000%, 6.9770%, 12/15/31 (144A)	3,816,490	3,628,909
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	10,610,000	11,440,933
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,808,000	4,908,659
Caesars Palace Las Vegas Trust 2017-VICI, 4.1384%, 10/15/34 (144A)	6,800,000	6,983,742
Caesars Palace Las Vegas Trust 2017-VICI, 4.3540%, 10/15/34 (144A)‡	9,642,000	9,361,836
Caesars Palace Las Vegas Trust 2017-VICI, 4.3540%, 10/15/34 (144A)‡	7,064,000	7,207,589
CGMS Commercial Mortgage Trust 2017-MDDR,
ICE LIBOR USD 1 Month + 1.7500%, 3.2270%, 7/15/30 (144A)	4,089,000	4,090,716
CGMS Commercial Mortgage Trust 2017-MDDR,
ICE LIBOR USD 1 Month + 2.5000%, 3.9770%, 7/15/30 (144A)	2,579,000	2,580,061
CKE Restaurant Holdings Inc, 4.4740%, 3/20/43 (144A)	14,781,622	14,810,515
Coinstar Funding LLC Series 2017-1, 5.2160%, 4/25/47 (144A)	3,683,490	3,824,539
DB Master Finance LLC, 3.6290%, 11/20/47 (144A)	3,899,000	3,924,421
DB Master Finance LLC, 4.0300%, 11/20/47 (144A)	4,600,000	4,699,360
Domino's Pizza Master Issuer LLC, 3.4840%, 10/25/45 (144A)	15,008,445	15,060,674
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	2,064,825	2,042,153
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	10,573,500	10,802,733
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 3.0000%, 4.5521%, 7/25/24	12,077,398	12,909,598
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 4.9000%, 6.4521%, 11/25/24	6,711,323	7,678,822
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 4.0000%, 5.5521%, 5/25/25	2,510,498	2,727,690
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 4.5000%, 6.0521%, 2/25/24	16,000,501	18,691,028
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 3.6000%, 5.1521%, 4/25/24	11,842,224	13,210,912
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20 (144A)§	10,794,584	10,141,341
GS Mortgage Securities Corp II, 3.5911%, 9/10/37 (144A)‡	6,200,000	6,313,900
GS Mortgage Securities Trust 2014-GSFL,
ICE LIBOR USD 1 Month + 5.9500%, 7.4270%, 7/15/31 (144A)	4,833,000	4,846,802
GSCCRE Commercial Mortgage Trust 2015-HULA,
ICE LIBOR USD 1 Month + 4.4000%, 5.8770%, 8/15/32 (144A)	7,508,000	7,531,566
Houston Galleria Mall Trust 2015-HGLR, 3.0866%, 3/5/37 (144A)	3,414,000	3,379,518
Jimmy Johns Funding LLC, 4.8460%, 7/30/47 (144A)	7,785,488	7,799,112
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2,
5.6616%, 11/15/43 (144A)‡	4,424,000	4,435,390
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES,
3.6210%, 9/5/32 (144A)‡	5,266,000	5,252,257
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
3.5537%, 10/5/31 (144A)	1,629,000	1,638,214
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
4.0090%, 10/5/31 (144A)‡	2,491,000	2,502,425
LB-UBS Commercial Mortgage Trust 2006-C1, 5.2760%, 2/15/41‡	9,820	9,821
LB-UBS Commercial Mortgage Trust 2008-C1, 6.3193%, 4/15/41‡	5,449,000	5,414,417
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 0.8000%, 2.3521%, 11/25/50 (144A)§	13,117,000	13,117,000
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 1.0000%, 2.5521%, 11/25/50 (144A)§	3,279,000	3,279,000
MAD Mortgage Trust 2017-330M, 3.2944%, 8/15/34 (144A)‡	3,576,000	3,597,196
MSSG Trust 2017-237P, 3.3970%, 9/13/39 (144A)	8,151,000	8,252,546
MSSG Trust 2017-237P, 3.6900%, 9/13/39 (144A)	1,427,000	1,442,897
OSCAR US Funding Trust V, 2.7300%, 12/15/20 (144A)	2,790,000	2,784,830
OSCAR US Funding Trust V, 2.9900%, 12/15/23 (144A)	3,716,000	3,700,605
Santander Drive Auto Receivables Trust 2013-4, 4.6700%, 1/15/20 (144A)	10,630,000	10,652,684
Santander Drive Auto Receivables Trust 2013-A, 4.7100%, 1/15/21 (144A)	5,664,000	5,702,423
Santander Drive Auto Receivables Trust 2015-1, 3.2400%, 4/15/21	6,009,000	6,071,725
Santander Drive Auto Receivables Trust 2015-4, 3.5300%, 8/16/21	10,292,000	10,469,197
Shops at Crystals Trust 2016-CSTL, 3.1255%, 7/5/36 (144A)	6,049,000	5,942,714
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 2.5000%, 3.9770%, 11/15/27 (144A)	3,173,000	3,073,604

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 3.2500%, 4.7270%, 11/15/27 (144A)	$9,697,000	$9,175,673
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 4.1500%, 5.6270%, 11/15/27 (144A)	5,140,000	4,738,055
Station Place Securitization Trust 2017-3,
ICE LIBOR USD 1 Month + 1.0000%, 2.2942%, 7/24/18 (144A)§	13,685,000	13,687,269
Taco Bell Funding LLC, 3.8320%, 5/25/46 (144A)	10,991,863	11,141,022
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, 5.4130%, 12/15/43‡	5,510,281	5,620,708
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, 5.6600%, 4/15/47‡	7,942,784	8,064,229
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.0841%, 5/15/46‡	3,158,230	3,238,550
Wendys Funding LLC 2015-1, 3.3710%, 6/15/45 (144A)	18,024,123	18,072,427
Wendys Funding LLC 2018-1, 3.5730%, 3/15/48 (144A)	3,689,000	3,687,849
Wendys Funding LLC 2018-1, 3.8840%, 3/15/48 (144A)	5,315,000	5,318,736
Worldwide Plaza Trust 2017-WWP, 3.5263%, 11/10/36 (144A)	5,786,000	5,940,551
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $445,886,332)		444,890,384
Bank Loans and Mezzanine Loans – 1.3%
Banking – 0%
Vantiv LLC, ICE LIBOR USD + 2.0000%, 0%, 3/31/25(a)	610,000	612,544
Basic Industry – 0.2%
Axalta Coating Systems US Holdings Inc,
ICE LIBOR USD + 2.0000%, 3.6934%, 6/1/24	24,255,000	24,331,888
Capital Goods – 0.1%
Reynolds Group Holdings Inc, ICE LIBOR USD + 2.7500%, 4.0998%, 2/5/23	17,815,038	17,888,970
Communications – 0.3%
Mission Broadcasting Inc, ICE LIBOR USD + 2.5000%, 3.8607%, 1/17/24	1,080,097	1,082,408
Nexstar Broadcasting Inc, ICE LIBOR USD + 2.5000%, 3.8607%, 1/17/24	8,553,546	8,571,850
Nielsen Finance LLC, ICE LIBOR USD + 2.0000%, 3.4319%, 10/4/23	12,388,122	12,434,578
Sinclair Television Group Inc, ICE LIBOR USD + 2.5000%, 0%, 12/12/24(a)	11,287,000	11,265,893
Zayo Group LLC, ICE LIBOR USD + 2.0000%, 3.5521%, 1/19/21	986,545	988,656
Zayo Group LLC, ICE LIBOR USD + 2.2500%, 3.8021%, 1/19/24	9,055,830	9,083,450
		43,426,835
Consumer Cyclical – 0.5%
Aramark Services Inc, ICE LIBOR USD + 2.0000%, 3.5690%, 3/28/24	10,229,853	10,284,173
Golden Nugget Inc/NV, ICE LIBOR USD + 3.2500%, 4.7699%, 10/4/23	13,158,473	13,249,003
Hilton Worldwide Finance LLC, ICE LIBOR USD + 2.0000%, 3.5521%, 10/25/23	28,117,177	28,247,079
KFC Holding Co, ICE LIBOR USD + 2.0000%, 3.4908%, 6/16/23	27,662,324	27,806,444
		79,586,699
Consumer Non-Cyclical – 0.1%
Post Holdings Inc, ICE LIBOR USD + 2.2500%, 3.8200%, 5/24/24	2,786,995	2,795,467
Quintiles IMS Inc, ICE LIBOR USD + 2.0000%, 3.6934%, 3/7/24	7,731,612	7,759,214
		10,554,681
Technology – 0.1%
CommScope Inc, ICE LIBOR USD + 2.5000%, 3.3833%, 12/29/22	12,998,755	13,058,289
Total Bank Loans and Mezzanine Loans (cost $189,491,284)		189,459,906
Corporate Bonds – 15.2%
Asset-Backed Securities – 0.1%
American Tower Trust #1, 1.5510%, 3/15/18 (144A)	11,769,000	11,753,038
Banking – 3.0%
Ally Financial Inc, 3.2500%, 11/5/18	5,936,000	5,950,840
Ally Financial Inc, 8.0000%, 12/31/18	3,447,000	3,610,733
Bank of America Corp, 2.5030%, 10/21/22	26,016,000	25,735,688
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0900%, 3.0930%, 10/1/25	6,210,000	6,194,330
Bank of America Corp, 4.1830%, 11/25/27	12,569,000	13,121,802
Bank of America Corp, ICE LIBOR USD 3 Month + 1.8140%, 4.2440%, 4/24/38	12,793,000	13,864,060
Bank of New York Mellon Corp, 2.4500%, 8/17/26	2,042,000	1,938,814
Bank of New York Mellon Corp, 3.2500%, 5/16/27	16,234,000	16,403,921
Capital One Financial Corp, 3.3000%, 10/30/24	20,408,000	20,329,452
Citigroup Inc, ICE LIBOR USD 3 Month + 1.4300%, 2.9106%, 9/1/23	12,751,000	13,124,895
Citigroup Inc, 3.2000%, 10/21/26	8,226,000	8,159,446
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28	22,253,000	23,027,246
Citizens Bank NA/Providence RI, 2.6500%, 5/26/22	5,260,000	5,211,239
Citizens Financial Group Inc, 3.7500%, 7/1/24	3,650,000	3,646,869
Citizens Financial Group Inc, 4.3500%, 8/1/25	2,506,000	2,605,994
Citizens Financial Group Inc, 4.3000%, 12/3/25	14,006,000	14,687,063
Discover Financial Services, 3.9500%, 11/6/24	6,109,000	6,238,933
Discover Financial Services, 3.7500%, 3/4/25	3,128,000	3,147,949
First Republic Bank/CA, 4.6250%, 2/13/47	4,732,000	5,056,147
Goldman Sachs Capital I, 6.3450%, 2/15/34	14,964,000	18,822,127
Goldman Sachs Group Inc, ICE LIBOR USD 3 Month + 1.2010%, 3.2720%, 9/29/25	16,044,000	15,975,694
Goldman Sachs Group Inc, 3.7500%, 2/25/26	5,052,000	5,182,511
Goldman Sachs Group Inc, 3.5000%, 11/16/26	22,023,000	22,146,351
JPMorgan Chase & Co, 2.2950%, 8/15/21	15,412,000	15,272,368

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
JPMorgan Chase & Co, 3.3750%, 5/1/23	$17,379,000	$17,662,469
JPMorgan Chase & Co, 3.8750%, 9/10/24	4,032,000	4,204,961
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3370%, 3.7820%, 2/1/28	17,779,000	18,418,299
Morgan Stanley, ICE LIBOR USD 3 Month + 1.3400%, 3.5910%, 7/22/28	23,279,000	23,486,310
Santander UK PLC, 5.0000%, 11/7/23 (144A)	15,666,000	16,740,045
SVB Financial Group, 5.3750%, 9/15/20	11,289,000	12,064,559
Synchrony Financial, 4.5000%, 7/23/25	12,622,000	13,187,028
Synchrony Financial, 3.7000%, 8/4/26	14,044,000	13,842,567
Wells Fargo & Co, 3.0000%, 4/22/26	4,140,000	4,060,664
Wells Fargo & Co, 4.1000%, 6/3/26	13,248,000	13,888,507
Wells Fargo & Co, 4.3000%, 7/22/27	11,604,000	12,352,429
		419,362,310
Basic Industry – 0.8%
CF Industries Inc, 4.5000%, 12/1/26 (144A)	9,951,000	10,370,248
Freeport-McMoRan Inc, 3.1000%, 3/15/20	3,616,000	3,593,400
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	18,723,000	19,054,903
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	9,595,000	9,858,794
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	9,479,000	9,990,370
Sherwin-Williams Co, 2.7500%, 6/1/22	3,731,000	3,716,047
Sherwin-Williams Co, 3.1250%, 6/1/24	4,306,000	4,328,807
Sherwin-Williams Co, 3.4500%, 6/1/27	12,578,000	12,775,520
Sherwin-Williams Co, 4.5000%, 6/1/47	3,134,000	3,423,361
Steel Dynamics Inc, 4.1250%, 9/15/25 (144A)	9,690,000	9,762,675
Steel Dynamics Inc, 5.0000%, 12/15/26	4,497,000	4,755,578
Teck Resources Ltd, 4.5000%, 1/15/21	4,145,000	4,274,324
Teck Resources Ltd, 4.7500%, 1/15/22	5,989,000	6,251,318
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	8,927,000	10,087,510
		112,242,855
Brokerage – 0.7%
Cboe Global Markets Inc, 3.6500%, 1/12/27	12,328,000	12,694,019
Charles Schwab Corp, 3.0000%, 3/10/25	3,800,000	3,786,513
Charles Schwab Corp, 3.2000%, 1/25/28	7,976,000	7,986,069
E*TRADE Financial Corp, 2.9500%, 8/24/22	12,218,000	12,113,262
E*TRADE Financial Corp, 3.8000%, 8/24/27	10,927,000	10,888,214
Lazard Group LLC, 4.2500%, 11/14/20	7,560,000	7,873,764
Neuberger Berman Group LLC / Neuberger Berman Finance Corp,
4.8750%, 4/15/45 (144A)	2,486,000	2,532,909
Raymond James Financial Inc, 5.6250%, 4/1/24	6,315,000	7,158,043
Raymond James Financial Inc, 3.6250%, 9/15/26	6,566,000	6,595,010
Raymond James Financial Inc, 4.9500%, 7/15/46	11,232,000	12,687,068
TD Ameritrade Holding Corp, 2.9500%, 4/1/22	6,300,000	6,374,703
TD Ameritrade Holding Corp, 3.6250%, 4/1/25	7,161,000	7,411,710
		98,101,284
Capital Goods – 0.9%
Ball Corp, 4.3750%, 12/15/20	6,400,000	6,624,000
CNH Industrial Capital LLC, 3.6250%, 4/15/18	12,333,000	12,396,885
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	2,966,000	3,173,620
Martin Marietta Materials Inc, 4.2500%, 7/2/24	6,259,000	6,582,319
Northrop Grumman Corp, 2.5500%, 10/15/22	14,358,000	14,253,743
Northrop Grumman Corp, 2.9300%, 1/15/25	12,360,000	12,283,603
Northrop Grumman Corp, 3.2500%, 1/15/28	15,187,000	15,204,426
Northrop Grumman Corp, 4.0300%, 10/15/47	9,708,000	10,136,049
Owens Corning, 4.2000%, 12/1/24	5,764,000	6,037,444
Owens Corning, 3.4000%, 8/15/26	2,772,000	2,720,081
Rockwell Collins Inc, 3.2000%, 3/15/24	5,546,000	5,587,359
Rockwell Collins Inc, 3.5000%, 3/15/27	9,482,000	9,651,635
Vulcan Materials Co, 7.5000%, 6/15/21	4,214,000	4,876,053
Vulcan Materials Co, 4.5000%, 4/1/25	12,074,000	12,863,273
		122,390,490
Communications – 2.1%
American Tower Corp, 3.3000%, 2/15/21	9,861,000	10,040,925
American Tower Corp, 3.4500%, 9/15/21	1,021,000	1,043,440
American Tower Corp, 3.5000%, 1/31/23	1,809,000	1,849,441
American Tower Corp, 4.4000%, 2/15/26	6,462,000	6,793,679
American Tower Corp, 3.3750%, 10/15/26	11,933,000	11,720,737
AT&T Inc, 3.4000%, 8/14/24	8,630,000	8,672,405
AT&T Inc, 4.2500%, 3/1/27	3,862,000	3,935,918
AT&T Inc, 3.9000%, 8/14/27	7,155,000	7,200,745
AT&T Inc, 4.1000%, 2/15/28 (144A)	12,831,000	12,869,635
AT&T Inc, 5.2500%, 3/1/37	3,579,000	3,782,702
AT&T Inc, 5.1500%, 2/14/50	5,521,000	5,548,545
AT&T Inc, 5.3000%, 8/14/58	11,256,000	11,282,505
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	9,203,000	9,358,301

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
CCO Holdings LLC / CCO Holdings Capital Corp, 5.1250%, 5/1/27 (144A)	$3,883,000	$3,824,755
CCO Holdings LLC / CCO Holdings Capital Corp, 5.0000%, 2/1/28 (144A)	17,735,000	17,247,288
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.9080%, 7/23/25	15,739,000	16,729,691
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.7500%, 2/15/28	3,777,000	3,615,277
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.2000%, 3/15/28	7,966,000	7,885,073
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.3750%, 5/1/47	4,108,000	4,208,678
Comcast Corp, 2.3500%, 1/15/27	7,839,000	7,400,938
Comcast Corp, 3.3000%, 2/1/27	5,603,000	5,714,592
Comcast Corp, 3.4000%, 7/15/46	1,361,000	1,286,440
Cox Communications Inc, 3.1500%, 8/15/24 (144A)	9,097,000	8,957,470
Cox Communications Inc, 3.3500%, 9/15/26 (144A)	12,415,000	12,129,159
Cox Communications Inc, 3.5000%, 8/15/27 (144A)	8,251,000	8,135,962
Crown Castle International Corp, 5.2500%, 1/15/23	8,048,000	8,810,922
Crown Castle International Corp, 3.2000%, 9/1/24	8,196,000	8,109,175
Crown Castle International Corp, 3.6500%, 9/1/27	14,871,000	14,830,180
NBCUniversal Media LLC, 4.4500%, 1/15/43	2,469,000	2,691,893
Time Warner Inc, 3.6000%, 7/15/25	7,886,000	7,901,791
UBM PLC, 5.7500%, 11/3/20 (144A)	12,326,000	12,796,757
Verizon Communications Inc, 2.6250%, 8/15/26	24,780,000	23,333,480
Verizon Communications Inc, 4.1250%, 3/16/27	6,545,000	6,822,636
Verizon Communications Inc, 4.1250%, 8/15/46	9,119,000	8,416,581
Verizon Communications Inc, 4.8620%, 8/21/46	4,874,000	5,072,450
		290,020,166
Consumer Cyclical – 1.5%
1011778 BC ULC / New Red Finance Inc, 4.6250%, 1/15/22 (144A)	13,138,000	13,450,028
1011778 BC ULC / New Red Finance Inc, 4.2500%, 5/15/24 (144A)	12,232,000	12,201,420
Amazon.com Inc, 2.8000%, 8/22/24 (144A)	6,030,000	6,010,290
Amazon.com Inc, 3.1500%, 8/22/27 (144A)	19,195,000	19,218,221
Amazon.com Inc, 4.0500%, 8/22/47 (144A)	7,147,000	7,694,942
CVS Health Corp, 2.8000%, 7/20/20	10,866,000	10,910,563
CVS Health Corp, 4.7500%, 12/1/22	4,899,000	5,246,787
DR Horton Inc, 3.7500%, 3/1/19	8,628,000	8,743,439
General Motors Co, 4.8750%, 10/2/23	9,355,000	10,122,172
General Motors Financial Co Inc, 3.9500%, 4/13/24	25,413,000	26,157,025
IHO Verwaltungs GmbH, 4.1250%, 9/15/21 (144A)	2,393,000	2,434,878
IHO Verwaltungs GmbH, 4.5000%, 9/15/23 (144A)	1,747,000	1,780,857
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	6,113,000	6,627,715
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	7,749,000	8,175,195
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	14,523,000	14,504,846
McDonald's Corp, 3.5000%, 3/1/27	20,325,000	20,896,880
McDonald's Corp, 4.8750%, 12/9/45	6,951,000	8,045,220
MDC Holdings Inc, 5.5000%, 1/15/24	9,466,000	9,986,630
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc,
5.6250%, 5/1/24	5,515,000	5,873,475
Tapestry Inc, 3.0000%, 7/15/22	4,032,000	4,017,238
Tapestry Inc, 4.1250%, 7/15/27	4,032,000	4,061,520
Toll Brothers Finance Corp, 4.0000%, 12/31/18	3,421,000	3,476,591
Toll Brothers Finance Corp, 5.8750%, 2/15/22	3,120,000	3,400,800
Toll Brothers Finance Corp, 4.3750%, 4/15/23	1,787,000	1,854,013
		214,890,745
Consumer Non-Cyclical – 1.6%
Abbott Laboratories, 3.8750%, 9/15/25	1,938,000	2,004,041
Abbott Laboratories, 3.7500%, 11/30/26	3,130,000	3,213,220
Anheuser-Busch InBev Finance Inc, 2.6500%, 2/1/21	3,394,000	3,410,731
Anheuser-Busch InBev Finance Inc, 3.3000%, 2/1/23	15,562,000	15,922,289
Becton Dickinson and Co, 2.8940%, 6/6/22	6,201,000	6,161,433
Becton Dickinson and Co, 3.3630%, 6/6/24	13,786,000	13,821,557
Becton Dickinson and Co, 3.7000%, 6/6/27	9,781,000	9,853,612
Celgene Corp, 2.7500%, 2/15/23	8,277,000	8,207,489
Constellation Brands Inc, 4.7500%, 12/1/25	1,362,000	1,496,000
Constellation Brands, Inc., 4.2500%, 5/1/23	11,794,000	12,474,580
Danone SA, 2.0770%, 11/2/21 (144A)	12,817,000	12,536,199
Danone SA, 2.5890%, 11/2/23 (144A)	7,729,000	7,536,135
Express Scripts Holding Co, 3.5000%, 6/15/24	4,761,000	4,802,133
Express Scripts Holding Co, 3.4000%, 3/1/27	5,449,000	5,345,643
HCA Inc, 3.7500%, 3/15/19	6,307,000	6,362,186
HCA Inc, 5.0000%, 3/15/24	7,678,000	7,985,120
HCA Inc, 5.2500%, 6/15/26	7,109,000	7,535,540
HCA Inc, 4.5000%, 2/15/27	8,403,000	8,445,015
LifePoint Health Inc, 5.5000%, 12/1/21	847,000	863,940

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
McCormick & Co Inc/MD, 3.1500%, 8/15/24	$11,592,000	$11,650,841
McCormick & Co Inc/MD, 3.4000%, 8/15/27	8,673,000	8,784,003
Molson Coors Brewing Co, 3.0000%, 7/15/26	15,938,000	15,595,518
Post Holdings Inc, 5.7500%, 3/1/27 (144A)	5,580,000	5,677,650
Post Holdings Inc, 5.6250%, 1/15/28 (144A)	2,791,000	2,801,466
Reckitt Benckiser Treasury Services PLC, 2.7500%, 6/26/24 (144A)	7,728,000	7,558,828
Shire Acquisitions Investments Ireland DAC, 2.4000%, 9/23/21	7,511,000	7,391,986
Shire Acquisitions Investments Ireland DAC, 3.2000%, 9/23/26	10,189,000	9,959,562
Sysco Corp, 2.5000%, 7/15/21	2,573,000	2,565,779
Sysco Corp, 3.3000%, 7/15/26	6,460,000	6,498,796
Sysco Corp, 3.2500%, 7/15/27	4,583,000	4,566,208
Universal Health Services Inc, 4.7500%, 8/1/22 (144A)	8,803,000	8,968,056
		229,995,556
Electric – 0.6%
Dominion Energy Inc, 2.0000%, 8/15/21	1,424,000	1,391,378
Dominion Energy Inc, 2.8500%, 8/15/26	1,969,000	1,901,013
Duke Energy Corp, 1.8000%, 9/1/21	3,817,000	3,712,219
Duke Energy Corp, 2.4000%, 8/15/22	5,355,000	5,260,551
Duke Energy Corp, 2.6500%, 9/1/26	10,747,000	10,294,529
Duke Energy Corp, 3.1500%, 8/15/27	8,215,000	8,153,142
NextEra Energy Operating Partners LP, 4.2500%, 9/15/24 (144A)	1,841,000	1,873,218
NextEra Energy Operating Partners LP, 4.5000%, 9/15/27 (144A)	3,394,000	3,377,030
PPL Capital Funding Inc, 3.1000%, 5/15/26	13,279,000	12,993,144
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	10,116,000	10,840,662
Southern Co, 2.3500%, 7/1/21	11,589,000	11,519,067
Southern Co, 2.9500%, 7/1/23	8,295,000	8,297,784
Southern Co, 3.2500%, 7/1/26	11,649,000	11,421,353
		91,035,090
Energy – 1.0%
Andeavor Logistics LP / Tesoro Logistics Finance Corp, 5.2500%, 1/15/25	3,314,000	3,485,334
Columbia Pipeline Group Inc, 4.5000%, 6/1/25	4,642,000	4,941,413
Enbridge Energy Partners LP, 5.8750%, 10/15/25	5,995,000	6,788,543
Energy Transfer Equity LP, 4.2500%, 3/15/23	6,796,000	6,745,030
Energy Transfer Equity LP, 5.8750%, 1/15/24	6,557,000	6,901,243
Energy Transfer LP, 4.1500%, 10/1/20	5,769,000	5,956,942
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	5,289,000	5,636,753
Kinder Morgan Energy Partners LP, 3.9500%, 9/1/22	5,654,000	5,834,343
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	550,000	601,351
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	7,817,000	8,255,179
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	1,567,000	1,593,443
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	4,019,000	4,169,713
NuStar Logistics LP, 5.6250%, 4/28/27	10,038,000	10,213,665
Oceaneering International Inc, 4.6500%, 11/15/24	5,857,000	5,697,174
Phillips 66 Partners LP, 3.6050%, 2/15/25	6,325,000	6,371,027
Phillips 66 Partners LP, 3.7500%, 3/1/28	2,791,000	2,791,414
Phillips 66 Partners LP, 4.6800%, 2/15/45	2,480,000	2,545,119
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	2,971,000	3,060,878
Plains All American Pipeline LP / PAA Finance Corp, 4.5000%, 12/15/26	2,876,000	2,914,634
Regency Energy Partners LP / Regency Energy Finance Corp, 5.8750%, 3/1/22	7,308,000	7,988,655
Sabine Pass Liquefaction LLC, 5.0000%, 3/15/27	11,316,000	12,139,767
TC PipeLines LP, 3.9000%, 5/25/27	8,610,000	8,650,588
Williams Cos Inc, 3.7000%, 1/15/23	3,482,000	3,464,590
Williams Partners LP, 3.7500%, 6/15/27	14,490,000	14,515,994
Williams Partners LP / ACMP Finance Corp, 4.8750%, 3/15/24	5,106,000	5,335,770
		146,598,562
Finance Companies – 0.1%
Quicken Loans Inc, 5.2500%, 1/15/28 (144A)	13,629,000	13,454,549
Financial Institutions – 0.3%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	12,487,000	13,154,157
Kennedy-Wilson Inc, 5.8750%, 4/1/24	21,234,000	21,924,105
		35,078,262
Industrial – 0%
Cintas Corp No 2, 4.3000%, 6/1/21	5,311,000	5,599,173
Insurance – 0.4%
Aetna Inc, 2.8000%, 6/15/23	5,166,000	5,083,500
Centene Corp, 4.7500%, 5/15/22	751,000	779,163
Centene Corp, 6.1250%, 2/15/24	2,302,000	2,434,365
Centene Corp, 4.7500%, 1/15/25	3,286,000	3,343,505
UnitedHealth Group Inc, 2.3750%, 10/15/22	5,122,000	5,071,775
UnitedHealth Group Inc, 3.7500%, 7/15/25	8,213,000	8,654,616
UnitedHealth Group Inc, 3.1000%, 3/15/26	3,116,000	3,138,198
UnitedHealth Group Inc, 3.4500%, 1/15/27	2,032,000	2,101,432
UnitedHealth Group Inc, 3.3750%, 4/15/27	1,037,000	1,065,309

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Insurance – (continued)
UnitedHealth Group Inc, 2.9500%, 10/15/27	$9,907,000	$9,875,033
WellCare Health Plans Inc, 5.2500%, 4/1/25	8,924,000	9,414,820
		50,961,716
Real Estate Investment Trusts (REITs) – 0.5%
Alexandria Real Estate Equities Inc, 2.7500%, 1/15/20	5,427,000	5,449,583
Alexandria Real Estate Equities Inc, 4.6000%, 4/1/22	15,518,000	16,476,411
Alexandria Real Estate Equities Inc, 4.5000%, 7/30/29	8,408,000	8,909,890
Digital Realty Trust LP, 3.7000%, 8/15/27	4,805,000	4,838,536
Senior Housing Properties Trust, 6.7500%, 4/15/20	3,517,000	3,735,137
Senior Housing Properties Trust, 6.7500%, 12/15/21	3,904,000	4,319,641
SL Green Realty Corp, 5.0000%, 8/15/18	8,387,000	8,489,731
SL Green Realty Corp, 7.7500%, 3/15/20	16,472,000	18,123,054
		70,341,983
Technology – 1.6%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.6250%, 1/15/24 (144A)	8,629,000	8,578,787
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.8750%, 1/15/27 (144A)	34,814,000	34,249,075
Cadence Design Systems Inc, 4.3750%, 10/15/24	18,522,000	19,646,299
Equifax Inc, 2.3000%, 6/1/21	3,302,000	3,222,774
Equifax Inc, 3.3000%, 12/15/22	10,138,000	10,070,795
First Data Corp, 7.0000%, 12/1/23 (144A)	12,202,000	12,903,615
Iron Mountain Inc, 4.8750%, 9/15/27 (144A)	14,295,000	14,295,000
Iron Mountain Inc, 5.2500%, 3/15/28 (144A)	12,248,000	12,186,760
NXP BV / NXP Funding LLC, 4.1250%, 6/15/20 (144A)	3,689,000	3,777,647
NXP BV / NXP Funding LLC, 4.1250%, 6/1/21 (144A)	2,809,000	2,865,180
NXP BV / NXP Funding LLC, 3.8750%, 9/1/22 (144A)	10,682,000	10,802,173
NXP BV / NXP Funding LLC, 4.6250%, 6/1/23 (144A)	6,135,000	6,417,210
Total System Services Inc, 3.8000%, 4/1/21	6,270,000	6,425,953
Total System Services Inc, 4.8000%, 4/1/26	13,400,000	14,493,818
Trimble Inc, 4.7500%, 12/1/24	21,690,000	23,403,521
Verisk Analytics Inc, 4.8750%, 1/15/19	7,152,000	7,323,114
Verisk Analytics Inc, 5.8000%, 5/1/21	12,091,000	13,155,251
Verisk Analytics Inc, 4.1250%, 9/12/22	6,970,000	7,275,636
Verisk Analytics Inc, 5.5000%, 6/15/45	8,208,000	9,555,155
VMware Inc, 3.9000%, 8/21/27	5,295,000	5,343,672
		225,991,435
Total Corporate Bonds (cost $2,104,557,609)		2,137,817,214
Mortgage-Backed Securities – 8.1%
Fannie Mae Pool:
6.0000%, 10/1/35	2,688,205	3,046,930
6.0000%, 12/1/35	3,145,188	3,572,023
6.0000%, 2/1/37	543,167	624,577
6.0000%, 10/1/38	1,985,206	2,238,118
5.5000%, 12/1/39	4,316,592	4,760,827
5.5000%, 3/1/40	3,778,674	4,223,166
5.5000%, 4/1/40	8,285,498	9,115,573
5.5000%, 2/1/41	2,204,156	2,463,581
5.0000%, 5/1/41	4,455,519	4,810,654
5.5000%, 5/1/41	2,929,989	3,229,209
5.5000%, 6/1/41	4,953,629	5,454,993
5.5000%, 6/1/41	4,202,949	4,689,805
5.5000%, 7/1/41	495,648	545,810
5.5000%, 12/1/41	3,955,901	4,362,478
5.5000%, 2/1/42	17,102,196	18,831,587
4.5000%, 6/1/42	1,302,009	1,392,009
4.5000%, 11/1/42	2,136,026	2,305,216
3.5000%, 2/1/43	15,592,958	16,079,628
3.5000%, 2/1/43	3,723,045	3,839,428
3.5000%, 4/1/44	7,189,632	7,446,817
5.5000%, 5/1/44	3,884,258	4,277,365
5.0000%, 7/1/44	488,982	536,920
4.5000%, 10/1/44	5,079,047	5,509,121
3.5000%, 2/1/45	15,149,800	15,624,819
4.5000%, 3/1/45	8,444,835	9,160,920
4.5000%, 6/1/45	4,847,501	5,189,710
4.5000%, 9/1/45	2,932,198	3,180,899
3.0000%, 10/1/45	3,907,254	3,910,179
3.0000%, 10/1/45	2,487,816	2,489,576
3.5000%, 12/1/45	4,711,522	4,879,447
3.0000%, 1/1/46	505,384	505,776
3.5000%, 1/1/46	13,239,012	13,710,867
3.5000%, 1/1/46	11,482,006	11,891,240
3.0000%, 3/1/46	16,828,156	16,840,067
3.0000%, 3/1/46	11,323,943	11,331,958

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 5/31/46	$149,923,000	$156,864,435
3.5000%, 7/1/46	8,469,604	8,754,255
3.5000%, 7/1/46	8,319,386	8,606,187
4.5000%, 7/1/46	5,813,264	6,268,727
3.5000%, 8/1/46	5,025,586	5,180,646
4.0000%, 8/1/46	640,712	678,186
4.0000%, 8/1/46	546,679	578,654
4.0000%, 8/1/46	414,898	439,165
4.0000%, 10/1/46	5,777,063	6,110,044
3.0000%, 11/1/46	2,412,982	2,419,413
3.0000%, 11/1/46	2,268,370	2,274,424
4.5000%, 11/1/46	2,302,695	2,488,954
3.5000%, 12/1/46	813,965	838,767
3.5000%, 12/1/46	187,438	193,149
4.5000%, 12/1/46	5,047,489	5,426,304
3.5000%, 1/1/47	3,045,802	3,138,612
3.5000%, 1/1/47	546,157	562,799
3.5000%, 1/1/47	368,189	379,408
3.0000%, 2/1/47	21,616,429	21,750,434
4.5000%, 2/1/47	9,174,653	9,896,297
4.0000%, 3/1/47	830,517	878,792
4.0000%, 3/1/47	224,610	237,600
4.0000%, 3/1/47	222,239	235,136
4.0000%, 4/1/47	1,084,608	1,145,644
4.0000%, 4/1/47	869,076	919,510
4.0000%, 4/1/47	771,079	814,472
4.0000%, 5/1/47	49,036,596	51,859,404
4.0000%, 5/1/47	2,999,603	3,140,595
4.0000%, 5/1/47	1,156,908	1,222,013
4.0000%, 5/1/47	909,046	961,799
4.0000%, 5/1/47	712,703	754,063
4.0000%, 5/1/47	297,134	314,585
4.5000%, 5/1/47	1,516,976	1,642,316
4.5000%, 5/1/47	1,249,144	1,347,813
4.5000%, 5/1/47	1,225,951	1,320,990
4.5000%, 5/1/47	923,289	999,941
4.5000%, 5/1/47	859,112	925,713
4.5000%, 5/1/47	751,718	813,426
4.5000%, 5/1/47	421,637	455,623
4.5000%, 5/1/47	305,678	331,094
4.5000%, 5/1/47	276,878	299,581
3.0000%, 5/31/47	5,835,000	5,828,189
3.5000%, 5/31/47	56,845,000	58,303,607
3.5000%, 6/1/47	595,746	614,054
4.0000%, 6/1/47	3,466,041	3,661,095
4.0000%, 6/1/47	1,843,682	1,934,363
4.0000%, 6/1/47	1,703,131	1,801,183
4.0000%, 6/1/47	1,655,080	1,751,126
4.0000%, 6/1/47	1,568,369	1,647,932
4.0000%, 6/1/47	1,294,109	1,371,112
4.0000%, 6/1/47	774,856	812,967
4.0000%, 6/1/47	741,403	777,870
4.0000%, 6/1/47	588,535	623,336
4.0000%, 6/1/47	484,567	511,763
4.0000%, 6/1/47	352,509	369,159
4.0000%, 6/1/47	211,172	224,365
4.5000%, 6/1/47	5,551,649	5,982,027
4.5000%, 6/1/47	531,528	575,723
3.5000%, 7/1/47	1,155,128	1,191,270
3.5000%, 7/1/47	695,600	717,699
3.5000%, 7/1/47	520,819	538,469
3.5000%, 7/1/47	314,838	325,171
3.5000%, 7/1/47	314,675	325,581
4.0000%, 7/1/47	13,648,674	14,442,660
4.0000%, 7/1/47	3,382,138	3,572,470
4.0000%, 7/1/47	2,603,448	2,749,959
4.0000%, 7/1/47	2,432,847	2,572,910
4.0000%, 7/1/47	1,339,460	1,414,501
4.0000%, 7/1/47	1,317,390	1,394,767
4.0000%, 7/1/47	1,001,637	1,060,865
4.0000%, 7/1/47	720,736	763,068
4.0000%, 7/1/47	632,578	663,692
4.0000%, 7/1/47	628,552	665,470
4.0000%, 7/1/47	403,315	423,774

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 7/1/47	$356,862	$375,983
4.5000%, 7/1/47	3,945,539	4,251,406
4.5000%, 7/1/47	3,521,743	3,794,759
4.5000%, 7/1/47	3,454,238	3,722,037
3.5000%, 8/1/47	4,295,066	4,414,675
3.5000%, 8/1/47	2,716,513	2,800,485
3.5000%, 8/1/47	2,483,959	2,562,873
3.5000%, 8/1/47	600,302	619,114
3.5000%, 8/1/47	256,844	265,003
4.0000%, 8/1/47	7,152,537	7,490,713
4.0000%, 8/1/47	5,909,450	6,188,854
4.0000%, 8/1/47	5,671,580	5,990,751
4.0000%, 8/1/47	5,461,483	5,768,832
4.0000%, 8/1/47	3,453,954	3,648,326
4.0000%, 8/1/47	2,577,717	2,726,902
4.0000%, 8/1/47	2,431,577	2,554,928
4.0000%, 8/1/47	1,498,404	1,578,288
4.0000%, 8/1/47	1,064,414	1,127,353
4.0000%, 8/1/47	635,858	665,956
4.5000%, 8/1/47	4,809,030	5,181,865
4.5000%, 8/1/47	915,794	986,791
3.5000%, 9/1/47	16,016,283	16,463,118
3.5000%, 9/1/47	2,519,428	2,604,971
4.0000%, 9/1/47	6,238,362	6,589,437
4.0000%, 9/1/47	4,003,825	4,229,146
4.0000%, 9/1/47	652,936	689,681
4.0000%, 9/1/47	184,449	195,224
4.5000%, 9/1/47	21,938,261	23,368,485
4.5000%, 9/1/47	3,093,596	3,333,436
3.5000%, 10/1/47	16,808,653	17,278,034
3.5000%, 10/1/47	5,183,073	5,327,808
3.5000%, 10/1/47	437,739	451,942
3.5000%, 10/1/47	386,786	399,919
3.5000%, 10/1/47	312,096	322,307
3.5000%, 10/1/47	181,474	188,071
4.0000%, 10/1/47	2,971,750	3,123,294
4.0000%, 10/1/47	2,747,765	2,902,398
4.0000%, 10/1/47	2,642,070	2,790,756
4.0000%, 10/1/47	1,770,508	1,870,146
4.0000%, 10/1/47	1,359,040	1,438,865
4.0000%, 10/1/47	704,100	745,456
4.5000%, 10/1/47	732,947	789,772
4.5000%, 10/1/47	339,642	365,974
3.0000%, 11/1/47	6,589,760	6,594,425
3.5000%, 11/1/47	1,659,686	1,717,581
3.5000%, 11/1/47	1,038,619	1,074,887
4.0000%, 11/1/47	3,990,836	4,193,291
4.0000%, 11/1/47	1,237,155	1,308,295
4.0000%, 11/1/47	646,463	684,835
4.5000%, 11/1/47	3,627,551	3,908,785
3.0000%, 12/1/47	2,857,000	2,859,022
3.0000%, 12/1/47	1,387,000	1,387,982
3.5000%, 12/1/47	3,451,000	3,565,523
3.5000%, 12/1/47	712,000	735,628
3.5000%, 5/1/56	20,077,088	20,660,490
		856,027,338
Freddie Mac Gold Pool:
5.5000%, 10/1/36	1,772,255	1,982,719
6.0000%, 4/1/40	9,293,941	10,698,476
5.5000%, 8/1/41	9,114,645	10,322,744
5.5000%, 8/1/41	5,839,782	6,538,483
5.5000%, 9/1/41	1,261,446	1,381,172
5.0000%, 3/1/42	4,504,690	4,941,721
3.5000%, 2/1/44	5,826,655	6,005,770
4.5000%, 5/1/44	232,163	249,923
3.0000%, 1/1/45	5,307,749	5,316,600
4.5000%, 6/1/46	12,323,274	13,274,962
3.5000%, 7/1/46	16,463,896	17,060,741
3.0000%, 10/1/46	19,168,243	19,211,379
3.0000%, 12/1/46	19,627,707	19,671,906
4.0000%, 6/1/47	13,472,825	14,243,772
4.0000%, 8/1/47	12,402,735	12,987,422
3.5000%, 9/1/47	11,171,535	11,495,027
3.5000%, 9/1/47	6,403,550	6,588,973

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool – (continued)
3.5000%, 9/1/47	$4,943,369	$5,110,770
4.0000%, 9/1/47	5,774,810	6,041,717
3.5000%, 10/1/47	13,442,004	13,831,239
3.5000%, 10/1/47	7,770,785	7,995,803
3.5000%, 12/1/47	20,967,799	21,671,382
		216,622,701
Ginnie Mae I Pool:
4.0000%, 1/15/45	18,211,848	19,128,840
4.5000%, 8/15/46	21,179,122	22,808,704
4.0000%, 7/15/47	9,593,395	10,064,835
4.0000%, 8/15/47	1,932,940	2,028,078
		54,030,457
Ginnie Mae II Pool:
4.5000%, 10/20/41	5,317,404	5,585,951
4.0000%, 8/20/47	1,701,212	1,786,896
4.0000%, 8/20/47	889,111	933,894
4.0000%, 8/20/47	406,783	427,271
		8,734,012
Total Mortgage-Backed Securities (cost $1,142,865,582)		1,135,414,508
United States Treasury Notes/Bonds – 8.2%
1.2500%, 8/31/19	26,581,000	26,307,577
1.3750%, 9/30/19	112,343,000	111,361,912
1.5000%, 10/31/19	68,562,000	68,082,401
1.7500%, 11/30/19	279,794,000	279,083,378
1.6250%, 10/15/20	18,028,000	17,866,500
1.7500%, 11/15/20	77,128,000	76,678,610
1.8750%, 9/30/22	21,758,000	21,440,061
2.0000%, 11/30/22	7,270,000	7,202,807
2.0000%, 5/31/24	36,407,000	35,719,056
2.1250%, 9/30/24	6,455,000	6,372,289
2.2500%, 8/15/27	26,438,000	26,057,988
2.2500%, 11/15/27	227,801,000	224,516,069
2.2500%, 8/15/46	74,525,000	67,148,760
3.0000%, 2/15/47	5,309,000	5,577,222
3.0000%, 5/15/47	22,694,000	23,833,436
2.7500%, 8/15/47	52,196,000	52,202,580
2.7500%, 11/15/47	97,367,000	97,417,145
Total United States Treasury Notes/Bonds (cost $1,143,367,201)		1,146,867,791
Common Stocks – 63.0%
Aerospace & Defense – 4.4%
Boeing Co	1,239,854	365,645,343
General Dynamics Corp	604,598	123,005,463
Northrop Grumman Corp	424,751	130,360,329
		619,011,135
Air Freight & Logistics – 0.7%
United Parcel Service Inc	778,575	92,767,211
Automobiles – 1.0%
General Motors Co	3,556,300	145,772,737
Banks – 1.8%
US Bancorp	4,811,613	257,806,225
Beverages – 0.6%
Dr Pepper Snapple Group Inc	866,249	84,078,128
Biotechnology – 2.0%
AbbVie Inc	337,292	32,619,509
Amgen Inc†	1,401,157	243,661,202
		276,280,711
Capital Markets – 4.0%
Blackstone Group LP	2,735,672	87,596,217
CME Group Inc	1,948,942	284,642,979
Morgan Stanley	921,263	48,338,670
TD Ameritrade Holding Corp	2,803,439	143,339,836
		563,917,702
Chemicals – 1.9%
LyondellBasell Industries NV	2,420,938	267,077,880
Consumer Finance – 1.7%
American Express Co	744,141	73,900,643
Synchrony Financial	4,101,934	158,375,672
		232,276,315
Equity Real Estate Investment Trusts (REITs) – 1.6%
Colony NorthStar Inc	5,281,137	60,257,773
Crown Castle International Corp	611,118	67,840,209
Invitation Homes Inc	658,520	15,521,316
MGM Growth Properties LLC	1,438,443	41,930,613

Shares or Principal Amounts		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Outfront Media Inc	1,994,226	$46,266,043
		231,815,954
Food & Staples Retailing – 3.1%
Costco Wholesale Corp	1,159,261	215,761,657
Kroger Co	3,271,580	89,804,871
Sysco Corp	2,259,347	137,210,143
		442,776,671
Food Products – 0.7%
Hershey Co	840,931	95,454,078
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	2,424,460	138,363,932
Medtronic PLC	2,303,968	186,045,416
		324,409,348
Health Care Providers & Services – 0.9%
Aetna Inc	664,565	119,880,880
Hotels, Restaurants & Leisure – 2.0%
McDonald's Corp	531,892	91,549,251
Norwegian Cruise Line Holdings Ltd*	817,452	43,529,319
Six Flags Entertainment Corp	868,255	57,799,735
Starbucks Corp	1,524,544	87,554,562
		280,432,867
Household Products – 0.3%
Kimberly-Clark Corp	317,082	38,259,114
Industrial Conglomerates – 1.8%
Honeywell International Inc	1,637,381	251,108,750
Information Technology Services – 3.9%
Accenture PLC	887,642	135,889,114
Automatic Data Processing Inc	309,300	36,246,867
Mastercard Inc	2,506,723	379,417,593
		551,553,574
Insurance – 0.5%
Progressive Corp	1,358,540	76,512,973
Internet & Direct Marketing Retail – 1.3%
Priceline Group Inc*	107,187	186,263,137
Internet Software & Services – 2.4%
Alphabet Inc - Class C*	317,474	332,204,794
Leisure Products – 0.6%
Hasbro Inc	734,792	66,785,245
Mattel Inc	1,264,289	19,444,765
		86,230,010
Machinery – 0.4%
Deere & Co	385,624	60,354,012
Media – 1.8%
Comcast Corp	5,616,308	224,933,135
Madison Square Garden Co*	134,899	28,443,454
		253,376,589
Oil, Gas & Consumable Fuels – 1.2%
Suncor Energy Inc	2,472,449	90,788,327
Suncor Energy Inc¤	2,040,374	74,923,027
		165,711,354
Personal Products – 0.8%
Estee Lauder Cos Inc	852,331	108,450,596
Pharmaceuticals – 2.2%
Allergan PLC	714,513	116,880,037
Bristol-Myers Squibb Co	1,091,146	66,865,427
Eli Lilly & Co	957,549	80,874,589
Merck & Co Inc	699,826	39,379,209
		303,999,262
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III (144A)¢,£,§	6,162,871	395,868
Real Estate Management & Development – 0.9%
CBRE Group Inc*	2,811,140	121,750,473
Road & Rail – 1.4%
CSX Corp	3,563,555	196,031,161
Semiconductor & Semiconductor Equipment – 2.2%
Intel Corp	4,003,218	184,788,543
Lam Research Corp	645,684	118,851,054
		303,639,597
Software – 5.7%
Activision Blizzard Inc	509,608	32,268,379
Adobe Systems Inc*,†	1,287,605	225,639,900
Microsoft Corp	5,911,069	505,632,842

Shares or Principal Amounts		Value
Common Stocks – (continued)
Software – (continued)
salesforce.com Inc*	407,087	$41,616,504
		805,157,625
Specialty Retail – 1.9%
Home Depot Inc	1,418,055	268,763,964
Technology Hardware, Storage & Peripherals – 1.8%
Apple Inc	1,533,572	259,526,390
Textiles, Apparel & Luxury Goods – 1.0%
NIKE Inc	2,196,442	137,387,447
Tobacco – 2.2%
Altria Group Inc†	4,246,367	303,233,067
Total Common Stocks (cost $5,584,783,330)		8,843,667,599
Investment Companies – 2.2%
Money Markets – 2.2%
Janus Cash Liquidity Fund LLC, 1.2731%ºº,£ (cost $317,639,655)	317,639,655	317,639,655
U.S. Government Agency Notes – 0.2%
United States Treasury Bill:
0%, 9/13/18◊ (cost $23,632,479)	$23,850,000	23,574,029
Total Investments (total cost $10,952,223,472) – 101.4%		14,239,331,086
Liabilities, net of Cash, Receivables and Other Assets – (1.4)%		(193,751,736)
Net Assets – 100%		$14,045,579,350

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$13,911,935,541	97.7%
Canada	211,975,954	1.5
United Kingdom	47,936,292	0.3
Netherlands	23,862,210	0.2
France	20,072,334	0.2
Belgium	19,333,020	0.1
Germany	4,215,735	0.0

Total	$14,239,331,086	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Common Stocks – 0%
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III (144A)¢,§	$—	$—	$—	$395,868
Investment Companies – 2.2%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Cash Collateral Fund LLC, 1.2573%ºº	4,484∆	—	—	—
Money Markets – 2.2%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	747,924	—	—	317,639,655
Total Investment Companies	$752,408	$—	$—	$317,639,655
Total Affiliated Investments – 2.2%	$752,408	$—	$—	$318,035,523

(1)For securities that were affiliated for a portion of the period ended December 31, 2017, this column reflects amounts for the entire period ended December 31, 2017 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 12/31/17
Common Stocks – 0%
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III (144A)¢,§	6,162,871	—	—	6,162,871

Investment Companies – 2.2%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Cash Collateral Fund LLC, 1.2573%ºº	—	91,381,250	(91,381,250)	—
Money Markets – 2.2%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	178,494,294	1,223,451,361	(1,084,306,000)	317,639,655

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2017 is $787,267,775, which represents 5.6% of net assets.

*	Non-income producing security.

(a)

All or a portion of this position has not settled, or is not funded. Upon settlement or funding date, interest rates for unsettled or unfunded amounts will be determined. Interest and dividends will not be accrued until time of settlement or funding.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2017, is $350,782,500.

‡

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2017.

¤	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

◊	Zero coupon bond.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2017)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	$10,231,252	$10,141,341	0.1%
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 0.8000%, 2.3521%, 11/25/50	11/29/17	13,117,000	13,117,000	0.1
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 1.0000%, 2.5521%, 11/25/50	11/29/17	3,279,000	3,279,000	0.0
Station Place Securitization Trust 2017-3, ICE LIBOR USD 1 Month + 1.0000%, 2.2942%, 7/24/18	8/11/17	13,685,000	13,687,269	0.1
Colony American Homes III	1/30/13	487,924	395,868	0.0
Total		$40,800,176	$40,620,478	0.3%

The Fund has registration rights for certain restricted securities held as of December 31, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$444,890,384	$-
Bank Loans and Mezzanine Loans	-	189,459,906	-
Corporate Bonds	-	2,137,817,214	-
Mortgage-Backed Securities	-	1,135,414,508	-
United States Treasury Notes/Bonds	-	1,146,867,791	-
Common Stocks
Oil, Gas & Consumable Fuels	90,788,327	74,923,027	-
Real Estate Investment Trusts (REITs)	-	-	395,868
All Other	8,677,560,377	-	-
Investment Companies	-	317,639,655	-
U.S. Government Agency Notes	-	23,574,029	-
Total Assets	$8,768,348,704	$5,470,586,514	$395,868

Organization and Significant Accounting Policies

Janus Henderson Balanced Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2017.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $72,963,764 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2017.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-

related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

There were no securities on loan as of December 31, 2017.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

A Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.

When-Issued and Delayed Delivery Securities

The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Fund may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund may hold liquid assets as collateral with the Fund’s custodian sufficient to cover the purchase price.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2017 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 98.2%
Aerospace & Defense – 1.2%
Axon Enterprise Inc*,#	1,162,943	$30,817,989
Banks – 14.6%
Bank of America Corp	1,644,938	48,558,570
BB&T Corp	911,197	45,304,715
Citigroup Inc	2,071,278	154,123,796
PacWest Bancorp	1,369,498	69,022,699
Webster Financial Corp	1,027,663	57,713,554
		374,723,334
Biotechnology – 2.7%
HLS Therapeutics Inc (144A)*,¢,£,§	1,935,741	16,840,947
Shire PLC (ADR)	344,069	53,371,983
		70,212,930
Capital Markets – 9.0%
E*TRADE Financial Corp*	1,527,822	75,734,137
Intercontinental Exchange Inc	1,134,864	80,076,004
TD Ameritrade Holding Corp	1,476,400	75,488,332
		231,298,473
Chemicals – 4.1%
Air Products & Chemicals Inc	418,718	68,703,249
Platform Specialty Products Corp*	3,749,289	37,192,947
		105,896,196
Communications Equipment – 2.8%
Harris Corp	506,155	71,696,856
Construction Materials – 1.5%
Summit Materials Inc	1,221,286	38,397,232
Containers & Packaging – 5.0%
Ball Corp	3,426,334	129,686,742
Electronic Equipment, Instruments & Components – 1.2%
Flex Ltd*	1,750,336	31,488,545
Food Products – 1.0%
Hostess Brands Inc*	1,726,340	25,567,095
Health Care Equipment & Supplies – 6.5%
Abbott Laboratories	1,629,496	92,995,337
DexCom Inc*	523,524	30,045,042
Glaukos Corp*	728,690	18,690,899
ICU Medical Inc*	116,628	25,191,648
		166,922,926
Hotels, Restaurants & Leisure – 1.3%
Norwegian Cruise Line Holdings Ltd*	371,488	19,781,736
Six Flags Entertainment Corp	191,845	12,771,122
		32,552,858
Independent Power and Renewable Electricity Producers – 2.2%
NRG Energy Inc	2,030,690	57,834,051
Industrial Conglomerates – 1.8%
General Electric Co	2,596,539	45,309,606
Information Technology Services – 1.7%
WEX Inc*	302,559	42,730,408
Internet Software & Services – 5.9%
Alphabet Inc - Class C*	76,029	79,556,746
Altaba Inc*	561,411	39,214,558
Trade Desk Inc*,#	703,400	32,166,482
		150,937,786
Machinery – 3.7%
Stanley Black & Decker Inc	562,109	95,384,276
Media – 7.0%
Cable One Inc	55,629	39,126,657
Liberty Media Corp-Liberty Formula One*	957,446	32,706,355
Twenty-First Century Fox Inc	951,976	32,481,421
Vivendi SA	2,822,003	75,874,514
		180,188,947
Metals & Mining – 1.1%
Constellium NV*	2,607,631	29,075,086
Oil, Gas & Consumable Fuels – 1.6%
Anadarko Petroleum Corp	749,860	40,222,490
Pharmaceuticals – 7.5%
Allergan PLC	735,557	120,322,414
Atlas Holdings Inc (144A)¢,§	714,568	13,040,866
Collegium Pharmaceutical Inc*,#	897,588	16,569,474

Shares		Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Impax Laboratories Inc*	1,390,256	$23,147,762
Indivior PLC*	3,490,674	18,998,376
		192,078,892
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III (144A)¢,§	1,377,158	88,461
Semiconductor & Semiconductor Equipment – 3.0%
Microchip Technology Inc	296,283	26,037,350
Microsemi Corp*	1,004,293	51,871,733
		77,909,083
Software – 8.0%
Oracle Corp	2,443,286	115,518,562
Ultimate Software Group Inc*	415,370	90,646,195
		206,164,757
Specialty Retail – 3.8%
Tractor Supply Co	1,325,136	99,053,916
Total Common Stocks (cost $2,321,187,752)		2,526,238,935
Investment Companies – 3.1%
Investments Purchased with Cash Collateral from Securities Lending – 2.2%
Janus Cash Collateral Fund LLC, 1.2573%ºº,£	56,503,440	56,503,440
Money Markets – 0.9%
Janus Cash Liquidity Fund LLC, 1.2731%ºº,£	21,891,903	21,891,903
Total Investment Companies (cost $78,395,343)		78,395,343
Total Investments (total cost $2,399,583,095) – 101.3%		2,604,634,278
Liabilities, net of Cash, Receivables and Other Assets – (1.3)%		(32,830,972)
Net Assets – 100%		$2,571,803,306

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,427,314,319	93.2%
France	104,949,600	4.0
United Kingdom	72,370,359	2.8

Total	$2,604,634,278	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Common Stocks – 0.7%
Biotechnology – 0.7%
HLS Therapeutics Inc (144A)*,¢,§	$—	$—	$832,369	$16,840,947
Investment Companies – 3.0%
Investments Purchased with Cash Collateral from Securities Lending – 2.2%
Janus Cash Collateral Fund LLC, 1.2573%ºº	32,109∆	—	—	56,503,440
Money Markets – 0.8%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	126,926	—	—	21,891,903
Total Investment Companies	$159,035	$—	$—	$78,395,343
Total Affiliated Investments – 3.7%	$159,035	$—	$832,369	$95,236,290

(1)For securities that were affiliated for a portion of the period ended December 31, 2017, this column reflects amounts for the entire period ended December 31, 2017 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 12/31/17
Common Stocks – 0.7%
Biotechnology – 0.7%
HLS Therapeutics Inc (144A)*,¢,§	1,935,741	—	—	1,935,741

Investment Companies – 3.0%
Investments Purchased with Cash Collateral from Securities Lending – 2.2%
Janus Cash Collateral Fund LLC, 1.2573%ºº	—	129,481,744	(72,978,304)	56,503,440
Money Markets – 0.8%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	118,010,490	183,837,413	(279,956,000)	21,891,903

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA), Inc.:
Euro	2/8/18	(47,700,000)	$56,467,260	$(896,186)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2017

Market Value
Forward foreign currency exchange contracts, sold	$56,366,660

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2017 is $29,970,274, which represents 1.2% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

#	Loaned security; a portion of the security is on loan at December 31, 2017.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2017)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Atlas Holdings Inc	10/17/17	$13,040,866	$13,040,866	0.5%
Colony American Homes III	1/30/13	109,351	88,461	0.0
HLS Therapeutics Inc	7/2/15	17,597,650	16,840,947	0.7
Total		$30,747,867	$29,970,274	1.2%

The Fund has registration rights for certain restricted securities held as of December 31, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Biotechnology	$53,371,983	$-	$16,840,947
Media	104,314,433	75,874,514	-
Pharmaceuticals	160,039,650	18,998,376	13,040,866
Real Estate Investment Trusts (REITs)	-	-	88,461
All Other	2,083,669,705	-	-
Investment Companies	-	78,395,343	-
Total Assets	$2,401,395,771	$173,268,233	$29,970,274
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$896,186	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Contrarian Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange

(“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

For significant fair value measurements categorized within Level 3 of the fair value hierarchy, the table below summarizes the valuation techniques and provides quantitative information about the significant unobservable inputs used by the Global Pricing Committee in determining the fair value measurement. In addition, the table provides a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs as well as any interrelationships between those unobservable inputs.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820 Guidance. These are categorized as Level 3 in the hierarchy.

Asset	Fair Value at 9/30/17	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used	Impact to valuation from an Increase in input
Common Stocks
Biotechnology	$ 16,840,947	Blended market approach using transaction price plus movement in industry benchmark and revenue comparables for guideline public companies	Blended approach weighting; transaction price; revenue multiple utilized and liquidity discount	25%-50% for transaction weighting; N/A for transaction price; 6.0x - 10.6x for revenue comparables; 10-20% for liquidity discount	50%; $10; 7.5x and 10%	Decrease for transaction weighting, increase for transaction price, increase for rev multiple and liquidity discount is decrease
All other assets	$ 13,129,327

All other assets categorized as Level 3 in the hierarchy have been fair valued as follows: 1) at cost; 2) estimated escrow receivable.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $98,447,983 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2017 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 92.3%
Auto Components – 1.7%
Fuyao Glass Industry Group Co Ltd	345,200	$1,454,076
Mahle-Metal Leve SA	272,828	1,960,612
		3,414,688
Banks – 12.2%
Banco Bradesco SA	570,526	5,442,291
City Union Bank Ltd	378,578	1,065,296
Commercial International Bank Egypt SAE (GDR)*	608,958	2,645,864
Guaranty Trust Bank PLC	2,986,163	338,977
Guaranty Trust Bank PLC (GDR)	297,309	1,721,419
IDFC Bank Ltd	1,108,488	941,981
Itau Unibanco Holding SA (ADR)	79,527	1,033,851
Kasikornbank PCL	377,600	2,760,581
Komercni banka as	58,544	2,514,899
Standard Bank Group Ltd	418,655	6,635,014
		25,100,173
Beverages – 7.9%
Cia Cervecerias Unidas SA (ADR)	203,104	6,007,816
Fomento Economico Mexicano SAB de CV	42,126	396,326
Fomento Economico Mexicano SAB de CV (ADR)	25,551	2,399,239
Guinness Nigeria PLC	2,794,559	735,633
Heineken Holding NV	56,487	5,580,070
Nigerian Breweries PLC	2,586,600	971,192
		16,090,276
Capital Markets – 0.9%
Aditya Birla Capital Ltd*	656,536	1,886,709
Chemicals – 1.5%
African Oxygen Ltd	1,381,868	3,150,112
Construction Materials – 3.2%
Grasim Industries Ltd	359,436	6,548,052
Containers & Packaging – 2.0%
Greatview Aseptic Packaging Co Ltd	2,872,000	2,092,627
Nampak Ltd*	1,515,266	1,992,718
		4,085,345
Diversified Financial Services – 0.2%
IDFC Ltd	366,785	361,455
Electric Utilities – 1.3%
Tata Power Co Ltd	1,796,477	2,629,637
Electronic Equipment, Instruments & Components – 2.4%
Chroma ATE Inc	115,000	625,523
Delta Electronics Inc	418,465	2,015,703
Delta Electronics Thailand PCL	1,008,500	2,264,742
		4,905,968
Food & Staples Retailing – 0.8%
Shoprite Holdings Ltd	85,214	1,528,674
Food Products – 17.6%
Century Pacific Food Inc	4,178,800	1,354,480
China Mengniu Dairy Co Ltd*	465,800	1,384,940
Grupo Herdez SAB de CV	1,534,097	3,564,727
Nestle Nigeria PLC	396,677	1,719,095
Pioneer Foods Group Ltd	31,229	347,244
Standard Foods Corp	1,337,041	3,325,130
Tiger Brands Ltd	293,567	10,946,604
Uni-President China Holdings Ltd	4,592,000	3,839,293
Uni-President Enterprises Corp	3,463,280	7,678,625
Universal Robina Corp	638,060	1,930,553
		36,090,691
Gas Utilities – 0.7%
China Resources Gas Group Ltd	368,000	1,329,563
Hotels, Restaurants & Leisure – 0.4%
City Lodge Hotels Ltd	77,409	905,962
Household Durables – 0.3%
Steinhoff Africa Retail Ltd*	500,847	641,928
Household Products – 2.0%
PZ Cussons PLC	942,898	4,100,022
Independent Power and Renewable Electricity Producers – 0.9%
Engie Brasil Energia SA	177,403	1,893,689
Industrial Conglomerates – 4.7%
LG Corp*	53,386	4,535,935

Shares		Value
Common Stocks – (continued)
Industrial Conglomerates – (continued)
Quinenco SA	1,443,910	$5,047,756
		9,583,691
Information Technology Services – 4.0%
Cognizant Technology Solutions Corp	24,178	1,717,122
Infosys Ltd	126,071	2,055,853
Tata Consultancy Services Ltd	104,484	4,421,851
		8,194,826
Insurance – 0.7%
Samsung Fire & Marine Insurance Co Ltd*	5,656	1,409,938
Leisure Products – 1.5%
Merida Industry Co Ltd	715,000	2,997,493
Machinery – 1.4%
WEG SA	382,969	2,777,457
Marine – 0.7%
Cia Sud Americana de Vapores SA*	27,063,672	1,460,677
Metals & Mining – 3.9%
Antofagasta PLC	101,289	1,372,989
Newcrest Mining Ltd	376,381	6,686,150
		8,059,139
Oil, Gas & Consumable Fuels – 1.0%
Cairn Energy PLC*	695,924	1,991,929
International Petroleum Ltd*,¢	955,965	0
Paper & Forest Products – 2.6%
Duratex SA	1,937,243	5,367,885
Personal Products – 3.6%
LG Household & Health Care Ltd*	1,722	1,909,335
Natura Cosmeticos SA	217,414	2,162,123
Unilever PLC	59,928	3,319,350
		7,390,808
Pharmaceuticals – 1.4%
Genomma Lab Internacional SAB de CV*	590,627	616,507
Mega Lifesciences PCL	1,716,700	2,313,602
		2,930,109
Technology Hardware, Storage & Peripherals – 1.1%
Asustek Computer Inc	245,000	2,301,802
Textiles, Apparel & Luxury Goods – 1.0%
Stella International Holdings Ltd	713,000	1,073,572
Yue Yuen Industrial Holdings Ltd	262,800	1,031,245
		2,104,817
Thrifts & Mortgage Finance – 2.5%
Housing Development Finance Corp Ltd	193,094	5,168,471
Water Utilities – 2.9%
Inversiones Aguas Metropolitanas SA	2,602,551	4,942,710
Manila Water Co Inc	1,880,000	1,054,073
		5,996,783
Wireless Telecommunication Services – 3.3%
Empresa Nacional de Telecomunicaciones SA	183,053	2,057,891
Idea Cellular Ltd*	2,185,834	3,690,708
XL Axiata Tbk PT*	4,977,075	1,086,123
		6,834,722
Total Common Stocks (cost $161,699,369)		189,233,491
Preferred Stocks – 1.2%
Beverages – 1.2%
Embotelladora Andina SA (cost $1,935,916)	544,004	2,521,199
Investment Companies – 5.3%
Money Markets – 5.3%
Fidelity Investments Money Market Treasury Portfolio, 1.1400%ºº (cost $10,919,719)	10,919,719	10,919,719
Total Investments (total cost $174,555,004) – 98.8%		202,674,409
Cash, Receivables and Other Assets, net of Liabilities – 1.2%		2,384,633
Net Assets – 100%		$205,059,042

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
India	$28,770,013	14.2%
South Africa	26,148,256	12.9
Chile	22,038,049	10.9
Brazil	20,637,908	10.2

Taiwan	18,944,276	9.4
United States	12,636,841	6.2
China	11,174,071	5.5
United Kingdom	10,784,290	5.3
South Korea	7,855,208	3.9
Thailand	7,338,925	3.6
Mexico	6,976,799	3.5
Australia	6,686,150	3.3
Netherlands	5,580,070	2.8
Nigeria	5,486,316	2.7
Philippines	4,339,106	2.1
Egypt	2,645,864	1.3
Czech Republic	2,514,899	1.2
Indonesia	1,086,123	0.5
Hong Kong	1,031,245	0.5

Total	$202,674,409	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

¢	Security is valued using significant unobservable inputs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Auto Components	$-	$3,414,688	$-
Banks	1,033,851	24,066,322	-
Beverages	8,407,055	7,683,221	-
Capital Markets	-	1,886,709	-
Chemicals	-	3,150,112	-
Construction Materials	-	6,548,052	-
Containers & Packaging	-	4,085,345	-
Diversified Financial Services	-	361,455	-
Electric Utilities	-	2,629,637	-
Electronic Equipment, Instruments & Components	-	4,905,968	-
Food & Staples Retailing	-	1,528,674	-
Food Products	-	36,090,691	-
Gas Utilities	-	1,329,563	-
Hotels, Restaurants & Leisure	-	905,962	-
Household Durables	-	641,928	-
Household Products	-	4,100,022	-
Independent Power and Renewable Electricity Producers	-	1,893,689	-
Industrial Conglomerates	-	9,583,691	-
Information Technology Services	1,717,122	6,477,704	-
Insurance	-	1,409,938	-

Leisure Products	-	2,997,493	-
Machinery	-	2,777,457	-
Marine	-	1,460,677	-
Metals & Mining	-	8,059,139	-
Oil, Gas & Consumable Fuels	-	1,991,929	0
Paper & Forest Products	-	5,367,885	-
Personal Products	-	7,390,808	-
Pharmaceuticals	-	2,930,109	-
Technology Hardware, Storage & Peripherals	-	2,301,802	-
Textiles, Apparel & Luxury Goods	-	2,104,817	-
Thrifts & Mortgage Finance	-	5,168,471	-
Water Utilities	-	5,996,783	-
Wireless Telecommunication Services	-	6,834,722	-
Preferred Stocks	-	2,521,199	-
Investment Companies	10,919,719	-	-
Total Assets	$22,077,747	$180,596,662	$-

Organization and Significant Accounting Policies

Janus Henderson Emerging Markets Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2017.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $176,107,722 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund, to the extent that emerging markets may be included in its benchmark index, may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 92.3%
Aerospace & Defense – 1.8%
HEICO Corp	1,129,391	$89,278,359
Teledyne Technologies Inc*	1,116,692	202,288,756
		291,567,115
Airlines – 1.2%
Ryanair Holdings PLC (ADR)*	1,888,218	196,733,433
Banks – 0.6%
SVB Financial Group*	425,309	99,424,485
Biotechnology – 3.4%
ACADIA Pharmaceuticals Inc*,#	2,499,401	75,256,964
Alkermes PLC*	1,590,706	87,059,339
Celgene Corp*,†	1,412,500	147,408,500
Neurocrine Biosciences Inc*	1,825,633	141,650,864
Puma Biotechnology Inc*	691,418	68,346,669
TESARO Inc*,#	370,768	30,725,544
		550,447,880
Building Products – 0.9%
AO Smith Corp	2,430,905	148,965,858
Capital Markets – 5.0%
LPL Financial Holdings Inc	4,353,951	248,784,760
MSCI Inc	1,396,702	176,738,671
TD Ameritrade Holding Corp	7,331,965	374,883,370
		800,406,801
Commercial Services & Supplies – 1.7%
Edenred	4,222,090	122,301,176
Ritchie Bros Auctioneers Inc†,#	4,865,733	145,631,389
		267,932,565
Communications Equipment – 0.7%
Harris Corp	808,293	114,494,703
Containers & Packaging – 1.6%
Sealed Air Corp	5,138,771	253,341,410
Diversified Consumer Services – 1.6%
ServiceMaster Global Holdings Inc*	4,944,993	253,529,791
Electrical Equipment – 2.9%
AMETEK Inc†	1,147,491	83,158,673
Sensata Technologies Holding NV*	7,495,188	383,079,059
		466,237,732
Electronic Equipment, Instruments & Components – 7.2%
Amphenol Corp	1,244,537	109,270,349
Belden Inc	1,685,721	130,087,090
Dolby Laboratories Inc	1,903,419	118,011,978
Flex Ltd*	10,807,913	194,434,355
National Instruments Corp	5,905,893	245,862,326
TE Connectivity Ltd	3,759,776	357,329,111
		1,154,995,209
Equity Real Estate Investment Trusts (REITs) – 3.8%
Crown Castle International Corp	2,656,463	294,893,958
Lamar Advertising Co£	4,249,302	315,468,180
		610,362,138
Health Care Equipment & Supplies – 7.3%
Boston Scientific Corp*	9,086,678	225,258,748
Cooper Cos Inc	687,927	149,885,535
DexCom Inc*,#	1,368,863	78,559,048
ICU Medical Inc*	371,062	80,149,392
STERIS PLC	2,788,434	243,904,322
Teleflex Inc	802,930	199,785,043
Varian Medical Systems Inc*	1,852,317	205,885,035
		1,183,427,123
Health Care Providers & Services – 0.5%
Henry Schein Inc*,†	1,167,180	81,562,538
Health Care Technology – 1.4%
athenahealth Inc*	1,733,723	230,654,508
Hotels, Restaurants & Leisure – 2.4%
Dunkin' Brands Group Inc	3,276,710	211,249,494
Norwegian Cruise Line Holdings Ltd*	3,168,921	168,745,043
		379,994,537
Industrial Conglomerates – 0.7%
Carlisle Cos Inc	961,695	109,296,637

Shares		Value
Common Stocks – (continued)
Information Technology Services – 9.0%
Amdocs Ltd†	3,751,945	$245,677,359
Broadridge Financial Solutions Inc	2,027,062	183,611,276
Euronet Worldwide Inc*	604,708	50,958,743
Fidelity National Information Services Inc	2,269,396	213,527,470
Gartner Inc*	1,168,741	143,930,454
Global Payments Inc	1,979,179	198,392,903
Jack Henry & Associates Inc	1,168,865	136,710,450
WEX Inc*	1,932,238	272,889,973
		1,445,698,628
Insurance – 2.7%
Aon PLC	2,057,153	275,658,502
Intact Financial Corp	1,920,861	160,464,033
		436,122,535
Internet & Direct Marketing Retail – 0.3%
Wayfair Inc*,#	652,030	52,338,448
Internet Software & Services – 3.1%
Cimpress NV*,#,£	2,256,039	270,453,955
CoStar Group Inc*	770,767	228,879,261
		499,333,216
Leisure Products – 0.7%
Polaris Industries Inc#	839,031	104,031,454
Life Sciences Tools & Services – 4.7%
IQVIA Holdings Inc*,†	2,225,249	217,851,877
PerkinElmer Inc	3,907,304	285,702,068
Waters Corp*	1,351,617	261,118,888
		764,672,833
Machinery – 2.1%
Middleby Corp*	729,695	98,472,340
Rexnord Corp*,†,£	6,070,353	157,950,585
Wabtec Corp/DE#	1,035,020	84,281,679
		340,704,604
Media – 0.8%
Omnicom Group Inc	1,867,816	136,033,039
Oil, Gas & Consumable Fuels – 0.4%
World Fuel Services Corp	2,143,690	60,323,437
Professional Services – 2.3%
IHS Markit Ltd*	2,694,075	121,637,486
Verisk Analytics Inc*	2,516,642	241,597,632
		363,235,118
Road & Rail – 1.4%
Canadian Pacific Railway Ltd	467,277	85,399,545
Old Dominion Freight Line Inc†	1,118,379	147,122,757
		232,522,302
Semiconductor & Semiconductor Equipment – 7.5%
KLA-Tencor Corp	1,971,653	207,161,581
Lam Research Corp	1,350,216	248,534,259
Microchip Technology Inc	3,319,856	291,748,945
ON Semiconductor Corp*	13,147,310	275,304,671
Xilinx Inc	2,819,395	190,083,611
		1,212,833,067
Software – 8.4%
Atlassian Corp PLC*,£	5,128,645	233,455,920
Constellation Software Inc/Canada#	498,709	302,376,060
Intuit Inc	954,670	150,627,833
Nice Ltd (ADR)	2,775,085	255,058,062
SS&C Technologies Holdings Inc	6,486,004	262,553,442
Ultimate Software Group Inc*	665,252	145,177,944
		1,349,249,261
Specialty Retail – 1.1%
Tractor Supply Co	1,468,932	109,802,667
Williams-Sonoma Inc#	1,402,197	72,493,585
		182,296,252
Textiles, Apparel & Luxury Goods – 2.8%
Carter's Inc	1,213,572	142,582,574
Gildan Activewear Inc	6,524,025	210,726,008
Lululemon Athletica Inc*	1,283,948	100,905,473
		454,214,055
Trading Companies & Distributors – 0.3%
Ferguson PLC	768,361	54,967,769
Total Common Stocks (cost $10,004,385,864)		14,881,950,481
Preferred Stocks – 0.3%
Electronic Equipment, Instruments & Components – 0.1%
Belden Inc, 6.7500%	124,900	12,870,945

Shares		Value
Preferred Stocks – (continued)
Machinery – 0.2%
Rexnord Corp, 5.7500%£	600,000	$35,175,000
Total Preferred Stocks (cost $47,416,000)		48,045,945
Investment Companies – 9.1%
Investments Purchased with Cash Collateral from Securities Lending – 1.6%
Janus Cash Collateral Fund LLC, 1.2573%ºº,£	254,914,022	254,914,022
Money Markets – 7.5%
Janus Cash Liquidity Fund LLC, 1.2731%ºº,£	1,201,219,868	1,201,219,868
Total Investment Companies (cost $1,456,133,890)		1,456,133,890
Total Investments (total cost $11,507,935,754) – 101.7%		16,386,130,316
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(268,575,459)
Net Assets – 100%		$16,117,554,857

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$14,619,016,921	89.2%
Canada	904,597,035	5.5
Israel	255,058,062	1.6
Australia	233,455,920	1.4
Ireland	196,733,433	1.2
France	122,301,176	0.8
United Kingdom	54,967,769	0.3

Total	$16,386,130,316	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Common Stocks – 6.1%
Equity Real Estate Investment Trusts (REITs) – 2.0%
Lamar Advertising Co	$3,526,921	$—	$24,263,514	$315,468,180
Internet Software & Services – 1.7%
Cimpress NV*,#	—	—	50,129,186	270,453,955
Machinery – 1.0%
Rexnord Corp*†	—	—	3,761,357	157,950,585
Software – 1.4%
Atlassian Corp PLC*	—	—	53,184,048	233,455,920
Total Common Stocks	$3,526,921	$—	$131,338,105	$977,328,640
Preferred Stocks – 0.2%
Machinery – 0.2%
Rexnord Corp, 5.7500%	431,250	—	249,000	35,175,000
Investment Companies – 9.1%
Investments Purchased with Cash Collateral from Securities Lending – 1.6%
Janus Cash Collateral Fund LLC, 1.2573%ºº	412,968∆	—	—	254,914,022
Money Markets – 7.5%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	3,281,365	—	—	1,201,219,868
Total Investment Companies	$3,694,333	$—	$—	$1,456,133,890
Total Affiliated Investments – 15.4%	$7,652,504	$—	$131,587,105	$2,468,637,530

(1)For securities that were affiliated for a portion of the period ended December 31, 2017, this column reflects amounts for the entire period ended December 31, 2017 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 12/31/17
Common Stocks – 6.1%
Equity Real Estate Investment Trusts (REITs) – 2.0%
Lamar Advertising Co	4,249,302	—	—	4,249,302
Internet Software & Services – 1.7%
Cimpress NV*,#	2,256,039	—	—	2,256,039
Machinery – 1.0%
Rexnord Corp*	5,457,087	613,266	—	6,070,353
Software – 1.4%
Atlassian Corp PLC*	5,128,645	—	—	5,128,645

Preferred Stocks – 0.2%
Machinery – 0.2%
Rexnord Corp, 5.7500%	600,000	—	—	600,000

Investment Companies – 9.1%
Investments Purchased with Cash Collateral from Securities Lending – 1.6%
Janus Cash Collateral Fund LLC, 1.2573%ºº	192,732,234	670,090,480	(607,908,692)	254,914,022
Money Markets – 7.5%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	1,100,519,740	267,547,128	(166,847,000)	1,201,219,868

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America:
Euro	2/8/18	(3,300,000)	$3,908,672	$(59,868)
Barclays Capital, Inc.:
Canadian Dollar	2/1/18	(58,117,000)	45,235,334	(1,032,626)
Euro	2/1/18	(72,410,000)	86,619,739	(426,682)

				(1,459,308)
Citibank NA:
Canadian Dollar	2/1/18	(53,715,000)	41,816,526	(946,925)
Euro	2/1/18	(55,898,000)	66,828,854	(367,953)

				(1,314,878)
Credit Suisse International:
Canadian Dollar	2/22/18	(108,070,000)	85,073,837	(983,682)
HSBC Securities (USA), Inc.:
Canadian Dollar	2/8/18	(72,273,000)	56,350,053	(1,192,450)
Euro	2/8/18	(28,198,000)	33,380,793	(529,783)

				(1,722,233)
JPMorgan Chase & Co.:
Euro	2/1/18	(92,594,000)	110,833,630	(476,634)
Total				$(6,016,603)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2017

Market Value
Forward foreign currency exchange contracts, sold	$538,023,775

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2017, is $359,338,200.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

#	Loaned security; a portion of the security is on loan at December 31, 2017.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Commercial Services & Supplies	$145,631,389	$122,301,176	$-
Insurance	275,658,502	160,464,033	-
Software	1,046,873,201	302,376,060	-
Trading Companies & Distributors	-	54,967,769	-
All Other	12,773,678,351	-	-
Preferred Stocks	-	48,045,945	-
Investment Companies	-	1,456,133,890	-
Total Assets	$14,241,841,443	$2,144,288,873	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$6,016,603	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Enterprise Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $530,218,909 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2017 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson European Focus Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 97.2%
Air Freight & Logistics – 2.5%
Royal Mail PLC	6,500,000	$39,711,838
Auto Components – 8.5%
Continental AG	350,000	94,479,704
TI Fluid Systems PLC*	13,000,000	43,836,393
		138,316,097
Automobiles – 7.3%
Bayerische Motoren Werke AG	300,000	31,157,953
Renault SA	875,000	87,933,561
		119,091,514
Banks – 6.4%
Alpha Bank AE*	4,000,000	8,572,317
Barclays PLC	9,000,000	24,534,820
Intesa Sanpaolo SpA	8,000,000	26,529,046
National Bank of Greece SA*	25,000,000	9,516,584
Sberbank of Russia PJSC (ADR)	2,000,000	33,851,840
		103,004,607
Biotechnology – 5.3%
Shire PLC	1,650,000	85,566,390
Capital Markets – 0.5%
Amundi SA (144A)	100,000	8,464,354
Commercial Services & Supplies – 6.7%
Babcock International Group PLC	4,500,000	42,645,746
Intrum Justitia AB	1,800,000	66,521,058
		109,166,804
Diversified Telecommunication Services – 3.8%
BT Group PLC	17,000,000	62,232,507
Electric Utilities – 1.4%
SSE PLC	1,250,000	22,264,108
Energy Equipment & Services – 1.3%
John Wood Group PLC	2,400,000	20,973,029
Hotels, Restaurants & Leisure – 7.5%
BNN Technology PLC*,¢	11,756,231	6,665,250
Merlin Entertainments PLC	9,000,000	43,987,242
NH Hotel Group SA	3,600,000	25,879,316
Parques Reunidos Servicios Centrales SAU	2,547,902	45,387,091
		121,918,899
Independent Power and Renewable Electricity Producers – 0.1%
Mytrah Energy Ltd*	4,350,000	1,591,454
Insurance – 3.2%
Aviva PLC	2,700,000	18,448,357
Saga PLC	19,300,000	32,848,865
		51,297,222
Internet Software & Services – 1.6%
XLMedia PLC	10,000,000	26,569,908
Media – 3.4%
Central European Media Enterprises Ltd*	5,100,000	23,715,000
Cineworld Group PLC	1,000,000	8,108,397
Liberty Media Corp-Liberty Formula One*	700,000	23,912,000
		55,735,397
Metals & Mining – 0.1%
Duke Royalty Ltd	4,000,000	2,092,333
Oil, Gas & Consumable Fuels – 9.7%
Africa Energy Corp*	13,752,083	1,860,164
Africa Oil Corp*,¤	12,800,000	14,347,390
Africa Oil Corp*,¤	4,810,500	5,435,161
Cairn Energy PLC*	8,000,000	22,898,234
Diversified Gas & Oil PLC	6,946,547	7,422,194
International Petroleum Corp/Sweden*,£	5,500,000	23,980,211
Kosmos Energy Ltd*	6,750,000	46,237,500
Lekoil Ltd*	2,600,000	570,754
Lundin Petroleum AB*	800,000	18,310,500
Nostrum Oil & Gas PLC*	460,000	2,022,644
Providence Resources PLC*	15,500,000	1,827,820
Savannah Petroleum PLC*	13,945,000	5,317,849
TransGlobe Energy Corp*,£	5,250,000	7,936,824
		158,167,245
Pharmaceuticals – 9.4%
Bayer AG	750,000	93,269,861

Shares		Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Merck KGaA	300,000	$32,302,894
Novo Nordisk A/S	500,000	26,877,791
		152,450,546
Semiconductor & Semiconductor Equipment – 1.9%
ASML Holding NV	180,000	31,224,012
Software – 3.6%
Micro Focus International PLC	1,700,000	57,683,531
Specialty Retail – 4.6%
Dixons Carphone PLC	8,500,000	22,826,550
Hennes & Mauritz AB	650,000	13,398,677
Kingfisher PLC	8,500,000	38,741,853
		74,967,080
Textiles, Apparel & Luxury Goods – 8.4%
Coats Group PLC	32,500,000	39,137,364
Pandora A/S	900,000	97,965,554
		137,102,918
Total Common Stocks (cost $1,524,408,348)		1,579,591,793
Investment Companies – 2.5%
Money Markets – 2.5%
Fidelity Investments Money Market Treasury Portfolio, 1.1400%ºº (cost $40,529,019)	40,529,019	40,529,019
Total Investments (total cost $1,564,937,367) – 99.7%		1,620,120,812
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		4,875,438
Net Assets – 100%		$1,624,996,250

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$676,535,402	41.8%
Germany	251,210,412	15.5
Denmark	124,843,345	7.7
United States	110,678,519	6.8
Sweden	98,230,235	6.1
France	96,397,915	6.0
Spain	71,266,407	4.4
Canada	53,559,750	3.3
Russia	33,851,840	2.1
Netherlands	31,224,012	1.9
Italy	26,529,046	1.6
Czech Republic	23,715,000	1.5
Greece	18,088,901	1.1
Ireland	1,827,820	0.1
India	1,591,454	0.1
Nigeria	570,754	0.0

Total	$1,620,120,812	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Common Stocks – 2.0%
Oil, Gas & Consumable Fuels – 2.0%
International Petroleum Corp/Sweden*	—	—	67,167	23,980,211
TransGlobe Energy Corp*	—	—	653,839	7,936,824

Total Affiliated Investments – 2.0%	$—	$—	$721,006	$31,917,035

(1)For securities that were affiliated for a portion of the period ended December 31, 2017, this column reflects amounts for the entire period ended December 31, 2017 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 12/31/17
Common Stocks – 2.0%
Oil, Gas & Consumable Fuels – 2.0%
International Petroleum Corp/Sweden*	5,500,000	—	—	5,500,000
TransGlobe Energy Corp*	2,031,300	3,218,700	—	5,250,000

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2017 is $8,464,354, which represents 0.5% of net assets.

*	Non-income producing security.

¤	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Air Freight & Logistics	$-	$39,711,838	$-
Auto Components	-	138,316,097	-
Automobiles	-	119,091,514	-
Banks	-	103,004,607	-
Biotechnology	-	85,566,390	-
Capital Markets	-	8,464,354	-
Commercial Services & Supplies	-	109,166,804	-
Diversified Telecommunication Services	-	62,232,507	-
Electric Utilities	-	22,264,108	-
Energy Equipment & Services	-	20,973,029	-
Hotels, Restaurants & Leisure	-	115,253,649	6,665,250
Independent Power and Renewable Electricity Producers	-	1,591,454	-
Insurance	-	51,297,222	-
Internet Software & Services	-	26,569,908	-
Media	47,627,000	8,108,397	-
Metals & Mining	-	2,092,333	-
Oil, Gas & Consumable Fuels	46,237,500	111,929,745	-
Pharmaceuticals	-	152,450,546	-

Semiconductor & Semiconductor Equipment	-	31,224,012	-
Software	-	57,683,531	-
Specialty Retail	-	74,967,080	-
Textiles, Apparel & Luxury Goods	-	137,102,918	-
Investment Companies	40,529,019	-	-
Total Assets	$134,393,519	$1,479,062,043	$6,665,250

Organization and Significant Accounting Policies

Janus Henderson European Focus Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation primarily through investment in equities of European companies.The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2017.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $1,470,834,111 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Financial assets of $5,805,781 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Forty Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 95.6%
Aerospace & Defense – 1.2%
General Dynamics Corp	693,107	$141,012,619
Auto Components – 2.1%
Aptiv PLC	2,829,123	239,994,504
Automobiles – 0.4%
Tesla Inc*	149,423	46,522,851
Banks – 3.4%
Citigroup Inc	5,231,266	389,258,503
Biotechnology – 5.6%
Celgene Corp*	2,958,297	308,727,875
Regeneron Pharmaceuticals Inc*	531,474	199,812,965
Shire PLC (ADR)	884,083	137,138,955
		645,679,795
Capital Markets – 7.6%
Charles Schwab Corp	5,316,207	273,093,554
Goldman Sachs Group Inc	1,134,031	288,905,738
Intercontinental Exchange Inc	4,531,740	319,759,574
		881,758,866
Chemicals – 2.8%
Air Products & Chemicals Inc	321,421	52,738,758
Sherwin-Williams Co	668,387	274,065,406
		326,804,164
Construction Materials – 1.0%
Vulcan Materials Co	919,935	118,092,056
Electronic Equipment, Instruments & Components – 1.5%
TE Connectivity Ltd	1,863,248	177,083,090
Equity Real Estate Investment Trusts (REITs) – 4.0%
American Tower Corp	3,246,795	463,220,243
Health Care Equipment & Supplies – 4.9%
Boston Scientific Corp*	10,443,427	258,892,555
DexCom Inc*	1,427,536	81,926,291
Intuitive Surgical Inc*	615,579	224,649,400
		565,468,246
Health Care Providers & Services – 1.8%
Humana Inc	812,813	201,634,521
Hotels, Restaurants & Leisure – 1.9%
Starbucks Corp	3,827,708	219,825,270
Information Technology Services – 7.0%
Mastercard Inc	4,388,253	664,205,974
PayPal Holdings Inc*	2,003,155	147,472,271
		811,678,245
Internet & Direct Marketing Retail – 7.4%
Amazon.com Inc*	364,441	426,202,816
Ctrip.com International Ltd (ADR)*	3,117,923	137,500,404
Netflix Inc*	451,088	86,590,853
Priceline Group Inc*	116,949	203,226,955
		853,521,028
Internet Software & Services – 10.6%
Alphabet Inc - Class C*	640,157	669,860,285
CoStar Group Inc*	382,075	113,457,171
Facebook Inc*	1,151,292	203,156,986
Tencent Holdings Ltd	4,629,200	239,314,072
		1,225,788,514
Pharmaceuticals – 3.8%
Allergan PLC	1,437,671	235,174,222
Zoetis Inc	2,897,875	208,762,915
		443,937,137
Road & Rail – 1.5%
CSX Corp	3,176,290	174,727,713
Semiconductor & Semiconductor Equipment – 5.9%
ASML Holding NV#	1,599,652	278,051,511
Texas Instruments Inc	3,917,368	409,129,914
		687,181,425
Software – 15.6%
Activision Blizzard Inc	6,965,276	441,041,276
Adobe Systems Inc*	1,682,895	294,910,520
Microsoft Corp	6,136,278	524,897,220
salesforce.com Inc*	4,943,003	505,323,197

Shares		Value
Common Stocks – (continued)
Software – (continued)
Workday Inc*	397,309	$40,422,218
		1,806,594,431
Technology Hardware, Storage & Peripherals – 3.4%
Apple Inc	2,331,862	394,621,006
Textiles, Apparel & Luxury Goods – 2.2%
NIKE Inc	4,134,020	258,582,951
Total Common Stocks (cost $7,997,172,336)		11,072,987,178
Investment Companies – 4.9%
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Janus Cash Collateral Fund LLC, 1.2573%ºº,£	17,810,550	17,810,550
Money Markets – 4.8%
Janus Cash Liquidity Fund LLC, 1.2731%ºº,£	557,185,961	557,185,961
Total Investment Companies (cost $574,996,511)		574,996,511
Total Investments (total cost $8,572,168,847) – 100.5%		11,647,983,689
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(61,691,661)
Net Assets – 100%		$11,586,292,028

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$10,855,978,747	93.2%
China	376,814,476	3.2
Netherlands	278,051,511	2.4
United Kingdom	137,138,955	1.2

Total	$11,647,983,689	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Investment Companies – 4.9%
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Janus Cash Collateral Fund LLC, 1.2573%ºº	$1,317∆	$—	$—	$17,810,550
Money Markets – 4.8%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	1,540,096	—	—	557,185,961

Total Affiliated Investments – 4.9%	$1,541,413	$—	$—	$574,996,511

(1)For securities that were affiliated for a portion of the period ended December 31, 2017, this column reflects amounts for the entire period ended December 31, 2017 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 12/31/17
Investment Companies – 4.9%
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Janus Cash Collateral Fund LLC, 1.2573%ºº	—	121,876,644	(104,066,094)	17,810,550
Money Markets – 4.8%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	516,017,453	687,425,508	(646,257,000)	557,185,961

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

#	Loaned security; a portion of the security is on loan at December 31, 2017.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Internet Software & Services	$986,474,442	$239,314,072	$-
All Other	9,847,198,664	-	-
Investment Companies	-	574,996,511	-
Total Assets	$10,833,673,106	$814,310,583	$-

Organization and Significant Accounting Policies

Janus Henderson Forty Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $289,948,989 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2017 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 96.6%
Aerospace & Defense – 1.8%
BAE Systems PLC	12,749,746	$98,042,829
Air Freight & Logistics – 0.6%
Royal Mail PLC	5,485,868	33,515,985
Automobiles – 3.7%
General Motors Co	1,522,299	62,399,036
Subaru Corp	1,906,100	60,356,765
Toyota Motor Corp	1,286,200	82,373,756
		205,129,557
Banks – 10.3%
Australia & New Zealand Banking Group Ltd	2,011,422	44,919,210
Bank of Montreal	741,931	59,381,635
HSBC Holdings PLC	5,214,599	53,768,138
ING Groep NV	2,941,408	54,117,640
KB Financial Group Inc	978,839	57,882,148
Lloyds Banking Group PLC	51,082,895	46,767,459
Mediobanca SpA	4,669,403	52,877,175
Mitsubishi UFJ Financial Group Inc	13,165,700	96,614,841
Nordea Bank AB	4,576,303	55,405,832
Swedbank AB	2,270,633	54,685,258
		576,419,336
Beverages – 0.5%
Britvic PLC	2,654,860	29,109,476
Capital Markets – 2.8%
CME Group Inc	544,466	79,519,259
Daiwa Securities Group Inc	7,849,000	49,264,556
Investec PLC	3,585,293	25,795,247
		154,579,062
Chemicals – 2.3%
Akzo Nobel NV	1,065,336	93,172,989
DowDuPont Inc	462,285	32,923,938
		126,096,927
Communications Equipment – 1.4%
Cisco Systems Inc	2,013,538	77,118,505
Containers & Packaging – 0.9%
Amcor Ltd/Australia	4,222,465	50,725,362
Distributors – 0.3%
Connect Group PLC	10,645,272	16,080,667
Diversified Financial Services – 0.3%
Digital Telecommunications Infrastructure Fund	35,692,100	15,997,177
Diversified Telecommunication Services – 6.8%
Bezeq The Israeli Telecommunication Corp Ltd	11,511,263	17,425,524
BT Group PLC	26,645,706	97,542,888
Orange SA	6,297,667	109,269,192
Spark New Zealand Ltd	21,442,062	55,184,626
Telstra Corp Ltd	14,793,391	41,868,823
Verizon Communications Inc	1,058,333	56,017,566
		377,308,619
Electric Utilities – 5.6%
Enel SpA	17,312,801	106,401,900
Red Electrica Corp SA	3,382,165	75,829,477
SSE PLC	7,437,161	132,465,407
		314,696,784
Equity Real Estate Investment Trusts (REITs) – 4.6%
Crown Castle International Corp	213,624	23,714,400
Dexus	13,729,318	104,244,572
Eurocommercial Properties NV	1,429,620	62,267,987
Hammerson PLC	5,870,772	43,325,319
Mirvac Group	14,103,587	25,779,786
		259,332,064
Food Products – 0.8%
Marine Harvest ASA*	2,566,600	43,462,517
Hotels, Restaurants & Leisure – 1.8%
Las Vegas Sands Corp	1,435,403	99,746,154
Household Durables – 1.8%
Barratt Developments PLC	8,827,085	77,125,501
Sekisui House Ltd	1,367,300	24,676,434
		101,801,935

Shares		Value
Common Stocks – (continued)
Industrial Conglomerates – 2.0%
Siemens AG	794,477	$110,219,418
Insurance – 4.0%
Phoenix Group Holdings	5,191,165	54,575,550
Tokio Marine Holdings Inc	3,130,800	142,913,131
Tryg A/S	1,093,018	27,253,419
		224,742,100
Media – 2.4%
Atresmedia Corp de Medios de Comunicacion SA	3,719,483	38,769,404
Eutelsat Communications SA	1,907,570	44,038,275
ITV PLC	22,469,424	50,016,226
		132,823,905
Metals & Mining – 3.1%
Anglo American PLC	2,847,193	59,495,287
BHP Billiton PLC	2,878,415	58,906,130
Rio Tinto PLC	1,088,090	57,415,281
		175,816,698
Multi-Utilities – 2.4%
National Grid PLC	11,551,672	135,671,436
Oil, Gas & Consumable Fuels – 12.4%
BP PLC	24,485,982	172,654,530
Inter Pipeline Ltd	1,849,507	38,305,750
Royal Dutch Shell PLC	5,205,472	173,575,596
SK Innovation Co Ltd	423,601	80,674,319
Snam SpA	13,868,167	67,893,522
TOTAL SA	2,819,622	155,554,438
		688,658,155
Pharmaceuticals – 9.2%
GlaxoSmithKline PLC	9,116,787	161,225,422
Merck & Co Inc	1,530,654	86,129,901
Novartis AG	646,871	54,701,640
Novo Nordisk A/S	1,033,401	55,551,072
Pfizer Inc	4,266,499	154,532,594
		512,140,629
Semiconductor & Semiconductor Equipment – 1.4%
Maxim Integrated Products Inc	536,444	28,045,292
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,317,694	52,246,567
		80,291,859
Textiles, Apparel & Luxury Goods – 0.6%
Pandora A/S	305,147	33,215,439
Tobacco – 9.3%
British American Tobacco PLC	2,811,884	189,739,005
Imperial Brands PLC	3,578,145	152,882,726
Japan Tobacco Inc	1,517,300	48,875,890
KT&G Corp	625,462	67,501,877
Philip Morris International Inc	562,571	59,435,626
		518,435,124
Transportation Infrastructure – 0.4%
CCR SA	4,385,914	21,308,747
Wireless Telecommunication Services – 3.1%
China Mobile Ltd	6,216,000	62,921,883
SK Telecom Co Ltd	109,029	27,205,953
Vodafone Group PLC	26,378,680	83,316,163
		173,443,999
Total Common Stocks (cost $5,147,944,086)		5,385,930,465
Investment Companies – 2.9%
Money Markets – 2.9%
Fidelity Investments Money Market Treasury Portfolio, 1.1400%ºº (cost $162,326,656)	162,326,656	162,326,656
Total Investments (total cost $5,310,270,742) – 99.5%		5,548,257,121
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		25,148,684
Net Assets – 100%		$5,573,405,805

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$2,003,012,268	36.1%
United States	921,908,927	16.6
Japan	505,075,373	9.1

France	308,861,905	5.6
Australia	267,537,753	4.8
South Korea	233,264,297	4.2
Italy	227,172,597	4.1
Netherlands	209,558,616	3.8
Denmark	116,019,930	2.1
Spain	114,598,881	2.1
Germany	110,219,418	2.0
Sweden	110,091,090	2.0
Canada	97,687,385	1.7
China	62,921,883	1.1
New Zealand	55,184,626	1.0
Switzerland	54,701,640	1.0
Taiwan	52,246,567	0.9
Norway	43,462,517	0.8
Brazil	21,308,747	0.4
Israel	17,425,524	0.3
Thailand	15,997,177	0.3

Total	$5,548,257,121	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	1/22/18	(253,398,710)	$191,506,647	$(6,171,469)
British Pound	1/22/18	(321,000,000)	429,401,004	(4,243,716)
Total				$(10,415,185)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2017

Market Value
Forward foreign currency exchange contracts, sold	$626,700,342

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:

Common Stocks
Aerospace & Defense	$-	$98,042,829	$-
Air Freight & Logistics	-	33,515,985	-
Automobiles	62,399,036	142,730,521	-
Banks	-	576,419,336	-
Beverages	-	29,109,476	-
Capital Markets	79,519,259	75,059,803	-
Chemicals	32,923,938	93,172,989	-
Containers & Packaging	-	50,725,362	-
Distributors	-	16,080,667	-
Diversified Financial Services	-	15,997,177	-
Diversified Telecommunication Services	56,017,566	321,291,053	-
Electric Utilities	-	314,696,784	-
Equity Real Estate Investment Trusts (REITs)	23,714,400	235,617,664	-
Food Products	-	43,462,517	-
Household Durables	-	101,801,935	-
Industrial Conglomerates	-	110,219,418	-
Insurance	-	224,742,100	-
Media	-	132,823,905	-
Metals & Mining	-	175,816,698	-
Multi-Utilities	-	135,671,436	-
Oil, Gas & Consumable Fuels	-	688,658,155	-
Pharmaceuticals	240,662,495	271,478,134	-
Textiles, Apparel & Luxury Goods	-	33,215,439	-
Tobacco	59,435,626	458,999,498	-
Transportation Infrastructure	-	21,308,747	-
Wireless Telecommunication Services	-	173,443,999	-
All Other	257,156,518	-	-
Investment Companies	162,326,656	-	-
Total Assets	$974,155,494	$4,574,101,627	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$10,415,185	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Global Equity Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to achieve a high level of current income and, as a secondary objective, steady growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $3,288,175,538 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund, to the extent that emerging markets may be included in its benchmark index, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares or Principal Amounts		Value
Corporate Bonds – 0.4%
Consumer Non-Cyclical – 0.4%
PTC Therapeutics Inc, 3.0000%, 8/15/22 (cost $18,379,000)	$18,379,000	$14,059,935
Common Stocks – 98.7%
Biotechnology – 35.4%
Ablynx NV*	818,525	20,454,940
ACADIA Pharmaceuticals Inc*	516,723	15,558,530
Acerta Pharma BV (144A)*,¢,§	143,797,410	11,446,274
Agios Pharmaceuticals Inc*	207,660	11,871,922
Alexion Pharmaceuticals Inc*	444,331	53,137,544
Alkermes PLC*	357,516	19,566,851
Alnylam Pharmaceuticals Inc*	151,978	19,308,805
Amgen Inc	257,463	44,772,816
Amicus Therapeutics Inc*	1,920,894	27,641,665
AnaptysBio Inc*	373,907	37,659,913
Argenx SE (ADR)*	237,223	14,978,260
Avexis Inc*	276,333	30,581,773
BeiGene Ltd (ADR)*,#	191,352	18,698,917
BioCryst Pharmaceuticals Inc*	2,990,176	14,681,764
Biogen Inc*	248,694	79,226,448
Biohaven Pharmaceutical Holding Co Ltd*	425,032	11,467,363
Bioverativ Inc*	432,758	23,334,311
Celgene Corp*	876,859	91,509,005
DBV Technologies SA (ADR)*	780,476	19,199,710
Edge Therapeutics Inc*,#	1,144,803	10,726,804
FibroGen Inc*	670,062	31,760,939
Galapagos NV*	170,907	16,188,538
Gilead Sciences Inc	545,909	39,108,921
Global Blood Therapeutics Inc*	999,031	39,311,870
Heron Therapeutics Inc*	1,665,857	30,152,012
Immunomedics Inc*,#	734,236	11,865,254
Incyte Corp*	148,077	14,024,373
Insmed Inc*	1,617,611	50,437,111
Ironwood Pharmaceuticals Inc*	1,469,928	22,034,221
Juno Therapeutics Inc*	452,891	20,701,648
Neurocrine Biosciences Inc*	798,519	61,957,089
Odonate Therapeutics LLC (144A)*,£,§	573,540	12,904,650
Puma Biotechnology Inc*	508,078	50,223,510
Regeneron Pharmaceuticals Inc*	193,853	72,880,974
RPI International Holdings LP (144A)¢,§	127,226	17,861,258
Sage Therapeutics Inc*	91,312	15,040,000
Shire PLC (ADR)	670,009	103,931,796
Solid Biosciences Jr Preferred Units (144A)¢,§	736,751	7,256,997
Solid Biosciences Sr Preferred Units (144A)¢,§	88,665	886,650
Solid Biosciences Sr Preferred Units Series 2 (144A)¢,§	91,209	1,026,740
Spark Therapeutics Inc*,#	357,611	18,388,358
TESARO Inc*	124,679	10,332,149
Vertex Pharmaceuticals Inc*	232,575	34,853,689
		1,258,952,362
Health Care Equipment & Supplies – 15.4%
Abbott Laboratories	1,081,438	61,717,667
Baxter International Inc	327,490	21,168,954
Boston Scientific Corp*	2,895,639	71,782,891
Cooper Cos Inc	127,605	27,802,577
DexCom Inc*	745,707	42,796,125
Edwards Lifesciences Corp*	436,731	49,223,951
Glaukos Corp*,#	1,086,829	27,877,164
ICU Medical Inc*	162,016	34,995,456
Medtronic PLC	826,771	66,761,758
Nevro Corp*	414,589	28,623,225
Silk Road Medical Inc (144A)*,¢,£,§	4,348,205	9,826,943
STERIS PLC	410,321	35,890,778
Teleflex Inc	96,429	23,993,464
Varian Medical Systems Inc*	230,751	25,647,974
Wright Medical Group NV*	808,511	17,948,944
		546,057,871
Health Care Providers & Services – 14.4%
Acadia Healthcare Co Inc*,#	719,928	23,491,251
Aetna Inc	655,166	118,185,395
AmerisourceBergen Corp	432,108	39,676,157

Shares or Principal Amounts		Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
Anthem Inc	350,921	$78,960,734
Bigfoot Biomedical Inc (144A)*,¢,£,§	1,035,873	9,808,940
DaVita Inc*	495,613	35,808,039
Diplomat Pharmacy Inc*	717,876	14,407,771
Henry Schein Inc*	259,453	18,130,576
Humana Inc	328,977	81,609,324
Teladoc Inc*,#	1,137,271	39,633,894
Universal Health Services Inc	478,115	54,194,335
		513,906,416
Health Care Technology – 1.8%
athenahealth Inc*	468,459	62,323,785
Life Sciences Tools & Services – 2.4%
BridgeBio LLC (144A)*,¢,£,§	5,949,490	5,744,828
NeoGenomics Inc*	1,428,648	12,657,821
Solid Biosciences (144A)¢,§	36,264	357,200
Thermo Fisher Scientific Inc	348,858	66,241,157
		85,001,006
Pharmaceuticals – 29.3%
Allergan PLC	372,673	60,961,849
AstraZeneca PLC	1,673,728	114,834,236
Atlas Holdings Inc (144A)¢,§	1,008,023	18,396,420
Bayer AG	243,825	30,322,032
Clementia Pharmaceuticals Inc*	598,228	11,354,367
Collegium Pharmaceutical Inc*,#	1,098,137	20,271,609
Eisai Co Ltd	399,800	22,639,444
Eli Lilly & Co	1,257,399	106,199,920
GW Pharmaceuticals PLC (ADR)*,#	266,579	35,191,094
Indivior PLC*	6,693,128	36,428,084
Ipsen SA	134,849	16,105,114
Jazz Pharmaceuticals PLC*	301,456	40,591,050
Merck & Co Inc	1,267,352	71,313,897
Merck KGaA	292,852	31,533,223
Nektar Therapeutics*	925,659	55,280,355
Nippon Shinyaku Co Ltd	265,200	19,707,792
Novartis AG (ADR)	937,264	78,692,685
Novo Nordisk A/S	982,851	52,833,727
Richter Gedeon Nyrt	428,290	11,224,823
Roche Holding AG	240,828	60,931,443
Sanofi	1,184,617	101,987,266
Takeda Pharmaceutical Co Ltd	629,300	35,633,568
WaVe Life Sciences Ltd*	318,820	11,190,582
		1,043,624,580
Total Common Stocks (cost $2,691,098,873)		3,509,866,020
Rights – 0.1%
Biotechnology – 0.1%
DYAX Corp (144A)¢ (cost $1,805,713)	1,626,768	4,148,258
Investment Companies – 3.4%
Investments Purchased with Cash Collateral from Securities Lending – 2.2%
Janus Cash Collateral Fund LLC, 1.2573%ºº,£	77,081,140	77,081,140
Money Markets – 1.2%
Janus Cash Liquidity Fund LLC, 1.2731%ºº,£	44,559,261	44,559,261
Total Investment Companies (cost $121,640,401)		121,640,401
Total Investments (total cost $2,832,923,987) – 102.6%		3,649,714,614
Liabilities, net of Cash, Receivables and Other Assets – (2.6)%		(90,900,240)
Net Assets – 100%		$3,558,814,374

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,815,542,472	77.1%
United Kingdom	290,385,210	8.0
Switzerland	139,624,128	3.8
France	137,292,090	3.8
Japan	77,980,804	2.1
Germany	61,855,255	1.7
Denmark	52,833,727	1.5
Belgium	51,621,738	1.4
Canada	11,354,367	0.3

Hungary	11,224,823	0.3

Total	$3,649,714,614	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Common Stocks – 1.1%
Biotechnology – 0.4%
Odonate Therapeutics LLC (144A)*,§,š	$—	$—	$4,361,772	$	N/A
Health Care Equipment & Supplies – 0.3%
Silk Road Medical Inc (144A)*,¢,§	—	—	—		9,826,943
Health Care Providers & Services – 0.3%
Bigfoot Biomedical Inc (144A)*,¢,§	—	—	—		9,808,940
Life Sciences Tools & Services – 0.1%
BridgeBio LLC (144A)*,¢,§	—	—	—		5,744,828
Total Common Stocks	$—	$—	$4,361,772		$25,380,711
Investment Companies – 3.4%
Investments Purchased with Cash Collateral from Securities Lending – 2.2%
Janus Cash Collateral Fund LLC, 1.2573%ºº	88,804∆	—	—		77,081,140
Money Markets – 1.2%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	178,469	—	—		44,559,261
Total Investment Companies	$267,273	$—	$—		$121,640,401
Total Affiliated Investments – 4.5%	$267,273	$—	$4,361,772		$147,021,112

(1)For securities that were affiliated for a portion of the period ended December 31, 2017, this column reflects amounts for the entire period ended December 31, 2017 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 12/31/17
Common Stocks – 1.1%
Biotechnology – 0.4%
Odonate Therapeutics LLC (144A)*,§,š	286,770	286,770Ð	—	573,540
Health Care Equipment & Supplies – 0.3%
Silk Road Medical Inc (144A)*,¢,§	4,348,205	—	—	4,348,205
Health Care Providers & Services – 0.3%
Bigfoot Biomedical Inc (144A)*,¢,§	—	1,035,873	—	1,035,873
Life Sciences Tools & Services – 0.1%
BridgeBio LLC (144A)*,¢,§	2,974,745	2,974,745	—	5,949,490

Investment Companies – 3.4%
Investments Purchased with Cash Collateral from Securities Lending – 2.2%
Janus Cash Collateral Fund LLC, 1.2573%ºº	51,402,695	205,902,460	(180,224,015)	77,081,140
Money Markets – 1.2%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	60,105,109	177,357,152	(192,903,000)	44,559,261

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2017 is $99,665,158, which represents 2.8% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

#	Loaned security; a portion of the security is on loan at December 31, 2017.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of December 31, 2017.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2017)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Acerta Pharma BV	5/11/15	$8,272,388	$11,446,274	0.3%
Atlas Holdings Inc	10/17/17	18,396,420	18,396,420	0.5
Bigfoot Biomedical Inc	11/21/17	9,808,940	9,808,940	0.3
BridgeBio LLC	6/19/17	5,744,828	5,744,828	0.2
Odonate Therapeutics LLC	9/1/17	8,542,878	12,904,650	0.4
RPI International Holdings LP	5/21/15	14,999,945	17,861,258	0.5
Silk Road Medical Inc	7/7/17	9,826,943	9,826,943	0.3
Solid Biosciences Sr Preferred Units	3/29/17	886,650	886,650	0.0
Solid Biosciences Jr Preferred Units	11/2/15	7,093,170	7,256,997	0.2
Solid Biosciences Sr Preferred Units Series 2	10/24/17	1,026,740	1,026,740	0.0
Solid Biosciences	3/29/17-10/24/17	354,657	357,200	0.0
Total		$84,953,559	$95,516,900	2.7%

The Fund has registration rights for certain restricted securities held as of December 31, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Corporate Bonds	$-	$14,059,935	$-
Common Stocks
Biotechnology	1,191,381,255	29,093,188	38,477,919
Health Care Equipment & Supplies	536,230,928	-	9,826,943
Health Care Providers & Services	504,097,476	-	9,808,940
Health Care Technology	62,323,785	-	-
Life Sciences Tools & Services	78,898,978	-	6,102,028
Pharmaceuticals	491,047,408	534,180,752	18,396,420

Rights	-	-	4,148,258
Investment Companies	-	121,640,401	-
Total Assets	$2,863,979,830	$698,974,276	$86,760,508

Organization and Significant Accounting Policies

Janus Henderson Global Life Sciences Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

For significant fair value measurements categorized within Level 3 of the fair value hierarchy, the table below summarizes the valuation techniques and provides quantitative information about the significant unobservable inputs used by the Global Pricing Committee in determining the fair value measurement. In addition, the table provides a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs as well as any interrelationships between those unobservable inputs.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

Asset	Fair Value at 9/30/17	Valuation Technique	Unobservable Input	Range of Unobservable Inputs	Unobservable Input Used	Impact to valuation from an Increase in input
Common Stocks
Biotechnology	$ 11,446,274	Probability Weighted Discounted Cash Flow	Probability weighting	45%-50%	50%	Increase
	$ 17,861,258	NAV Statement	NAV	N/A	NAV	Increase
Rights
Biotechnology	$ 4,148,258	Probability Weighted Discounted Cash Flow	Probability weighting	55%-70%	65%	Increase
All other assets	$ 53,304,718

All other assets categorized as Level 3 in the hierarchy have been fair valued as follows: 1) based on recent transactions; 2) at cost.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $553,146,330 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Financial assets of $8,542,878 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2017 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 99.7%
Capital Markets – 1.4%
Brookfield Asset Management Inc	71,424	$3,109,801
Equity Real Estate Investment Trusts (REITs) – 61.4%
Activia Properties Inc	428	1,791,215
Alexandria Real Estate Equities Inc	58,709	7,666,808
American Campus Communities Inc	97,639	4,006,128
American Tower Corp	24,674	3,520,240
Brandywine Realty Trust	225,837	4,107,975
Concentradora Fibra Hotelera Mexicana SA de CV	2,184,000	1,294,273
Cousins Properties Inc	397,399	3,675,941
Daiwa Office Investment Corp	311	1,639,791
DCT Industrial Trust Inc	66,343	3,899,642
Equinix Inc	7,083	3,210,157
Equity LifeStyle Properties Inc	45,378	4,039,550
Equity Residential	70,172	4,474,868
Federal Realty Investment Trust	29,727	3,948,043
Gecina SA	21,500	3,966,301
Goodman Group	709,248	4,648,306
Green REIT plc	1,159,734	2,163,350
Hammerson PLC	550,000	4,058,908
Healthcare Realty Trust Inc	114,285	3,670,834
Hudson Pacific Properties Inc	86,470	2,961,597
Invincible Investment Corp	3,943	1,676,175
Invitation Homes Inc	252,010	5,939,876
LTC Properties Inc	65,284	2,843,118
Mapletree Commercial Trust	1,883,300	2,281,866
Mapletree Greater China Commercial Trust	2,852,900	2,625,439
Merlin Properties Socimi SA	314,000	4,250,565
MGM Growth Properties LLC	152,558	4,447,066
Mirvac Group	1,581,659	2,891,096
Nippon Prologis REIT Inc	794	1,678,818
Physicians Realty Trust	202,205	3,637,668
Prologis Property Mexico SA de CV	735,173	1,271,873
Public Storage	26,432	5,524,288
Pure Industrial Real Estate Trust	617,667	3,327,185
Rexford Industrial Realty Inc	115,088	3,355,966
Sabra Health Care REIT Inc	190,887	3,582,949
Safestore Holdings PLC	285,000	1,921,290
Segro PLC	460,000	3,642,649
Simon Property Group Inc	59,252	10,110,456
UDR Inc	115,107	4,433,922
		138,186,192
Information Technology Services – 1.1%
InterXion Holding NV*	42,179	2,485,608
Internet Software & Services – 2.1%
NEXTDC Ltd*	999,119	4,670,708
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III (144A)¢,§	130,827	8,404
Real Estate Management & Development – 33.7%
ADO Properties SA	100,000	5,072,814
Aroundtown SA	1,320,666	10,170,532
Ayala Land Inc	2,672,200	2,382,392
China Resources Land Ltd	2,472,000	7,260,249
City Developments Ltd	431,500	4,013,894
Daiwa House Industry Co Ltd	57,900	2,224,641
Fastighets AB Balder*	147,000	3,931,085
Hang Lung Properties Ltd	2,007,000	4,897,937
Helical PLC	400,000	1,831,981
Hulic Co Ltd	273,300	3,059,796
Kerry Properties Ltd	520,000	2,339,294
Mitsui Fudosan Co Ltd	332,100	7,445,990
Phoenix Mills Ltd	295,281	2,906,734
Prestige Estates Projects Ltd	500,568	2,494,697
Sun Hung Kai Properties Ltd	445,750	7,425,469
Tricon Capital Group Inc	216,549	1,990,087
VGP NV*	53,523	3,984,247
Vincom Retail JSC*	1,107,000	2,298,531
		75,730,370
Total Common Stocks (cost $199,333,085)		224,191,083

Shares		Value
Investment Companies – 0.2%
Money Markets – 0.2%
Fidelity Investments Money Market Treasury Portfolio, 1.1400%ºº (cost $463,912)	463,912	$463,912
Total Investments (total cost $199,796,997) – 99.9%		224,654,995
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		307,752
Net Assets – 100%		$224,962,747

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$93,529,408	41.6%
Japan	19,516,426	8.7
Germany	15,243,346	6.8
Hong Kong	14,662,700	6.5
Australia	12,210,110	5.4
United Kingdom	11,454,828	5.1
Singapore	8,921,199	4.0
Canada	8,427,073	3.8
China	7,260,249	3.2
India	5,401,431	2.4
Spain	4,250,565	1.9
Belgium	3,984,247	1.8
France	3,966,301	1.8
Sweden	3,931,085	1.7
Mexico	2,566,146	1.1
Netherlands	2,485,608	1.1
Philippines	2,382,392	1.1
Vietnam	2,298,531	1.0
Ireland	2,163,350	1.0

Total	$224,654,995	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2017 is $8,404, which represents 0.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

¢	Security is valued using significant unobservable inputs.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2017)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III	1/30/13	$10,243	$8,404	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$93,057,092	$45,129,100	$-
Internet Software & Services	-	4,670,708	-
Real Estate Investment Trusts (REITs)	-	-	8,404
Real Estate Management & Development	-	75,730,370	-
All Other	5,595,409	-	-
Investment Companies	463,912	-	-
Total Assets	$99,116,413	$125,530,178	$8,404

Organization and Significant Accounting Policies

Janus Henderson Global Real Estate Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2017.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $94,717,420 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 99.1%
Aerospace & Defense – 2.8%
General Dynamics Corp	151,018	$30,724,612
Safran SA	469,636	48,286,477
		79,011,089
Airlines – 1.9%
Ryanair Holdings PLC (ADR)*	261,856	27,282,777
United Continental Holdings Inc*	392,445	26,450,793
		53,733,570
Automobiles – 1.1%
Isuzu Motors Ltd	1,887,400	31,567,063
Banks – 9.7%
BNP Paribas SA	453,485	33,813,997
China Construction Bank Corp	23,832,000	21,921,955
HDFC Bank Ltd	1,069,867	31,684,892
ING Groep NV	1,533,585	28,215,739
JPMorgan Chase & Co	511,777	54,729,432
Mitsubishi UFJ Financial Group Inc	4,203,000	30,843,189
UniCredit SpA*	1,503,418	28,004,182
Wells Fargo & Co	760,971	46,168,111
		275,381,497
Beverages – 2.8%
Coca-Cola Co	1,061,765	48,713,778
Pernod Ricard SA	200,920	31,799,869
		80,513,647
Biotechnology – 3.0%
Biogen Inc*	95,843	30,532,705
Celgene Corp*	215,430	22,482,275
Shire PLC	601,958	31,216,590
		84,231,570
Building Products – 0.6%
Geberit AG	39,134	17,223,862
Capital Markets – 3.8%
Blackstone Group LP	679,174	21,747,151
Intercontinental Exchange Inc	367,808	25,952,532
London Stock Exchange Group PLC	306,384	15,684,357
TD Ameritrade Holding Corp	543,938	27,811,550
UBS Group AG*	891,617	16,386,961
		107,582,551
Chemicals – 1.2%
Air Products & Chemicals Inc	208,880	34,273,030
Construction Materials – 0.8%
Vulcan Materials Co	181,554	23,306,087
Consumer Finance – 1.2%
Synchrony Financial	877,272	33,871,472
Containers & Packaging – 0.8%
Sealed Air Corp	463,060	22,828,858
Electric Utilities – 0.7%
Brookfield Infrastructure Partners LP	443,941	19,892,996
Electrical Equipment – 1.9%
AMETEK Inc	369,494	26,777,230
Sensata Technologies Holding NV*	542,465	27,725,386
		54,502,616
Electronic Equipment, Instruments & Components – 2.3%
Amphenol Corp	221,254	19,426,101
Flex Ltd*	1,224,429	22,027,478
Keyence Corp	42,400	23,677,856
		65,131,435
Energy Equipment & Services – 0.8%
Halliburton Co	448,189	21,902,996
Equity Real Estate Investment Trusts (REITs) – 1.7%
American Tower Corp	194,090	27,690,820
Invitation Homes Inc	857,795	20,218,228
		47,909,048
Food & Staples Retailing – 0.6%
Costco Wholesale Corp	95,120	17,703,734
Food Products – 0.9%
Hershey Co	230,300	26,141,353
Health Care Equipment & Supplies – 0.8%
Boston Scientific Corp*	892,803	22,132,586

Shares		Value
Common Stocks – (continued)
Health Care Providers & Services – 2.1%
Aetna Inc	197,863	$35,692,507
Universal Health Services Inc	206,137	23,365,629
		59,058,136
Hotels, Restaurants & Leisure – 2.5%
McDonald's Corp	157,143	27,047,453
Merlin Entertainments PLC	2,580,627	12,612,741
Norwegian Cruise Line Holdings Ltd*	155,607	8,286,073
Starbucks Corp	407,315	23,392,100
		71,338,367
Household Durables – 1.5%
Sony Corp	376,400	16,909,768
Techtronic Industries Co Ltd	4,024,500	26,231,854
		43,141,622
Independent Power and Renewable Electricity Producers – 1.1%
NRG Energy Inc	1,137,318	32,390,817
Industrial Conglomerates – 1.3%
Siemens AG	261,149	36,229,735
Information Technology Services – 3.6%
Amdocs Ltd	372,321	24,379,579
Mastercard Inc	253,500	38,369,760
Visa Inc	339,502	38,710,018
		101,459,357
Insurance – 3.4%
AIA Group Ltd	4,939,100	42,123,565
Progressive Corp	579,751	32,651,576
Prudential PLC	790,588	20,322,255
		95,097,396
Internet & Direct Marketing Retail – 2.7%
Amazon.com Inc*	39,811	46,557,770
Ctrip.com International Ltd (ADR)*	245,402	10,822,228
Priceline Group Inc*	11,371	19,759,842
		77,139,840
Internet Software & Services – 4.4%
Alibaba Group Holding Ltd (ADR)*	170,724	29,437,939
Alphabet Inc - Class C*	73,617	77,032,829
MercadoLibre Inc	62,891	19,789,282
		126,260,050
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific Inc	131,109	24,894,977
Machinery – 2.1%
Illinois Tool Works Inc	194,973	32,531,245
SMC Corp/Japan	66,800	27,510,917
		60,042,162
Media – 1.4%
Grupo Televisa SAB (ADR)	467,597	8,730,036
Walt Disney Co	282,437	30,364,802
		39,094,838
Metals & Mining – 1.0%
Rio Tinto PLC	557,034	29,393,032
Multi-Utilities – 0.7%
National Grid PLC	1,602,454	18,820,413
Oil, Gas & Consumable Fuels – 6.1%
Anadarko Petroleum Corp	421,885	22,629,911
Antero Resources Corp*	847,792	16,108,048
Canadian Natural Resources Ltd	668,341	23,887,554
Enterprise Products Partners LP	1,332,297	35,319,193
Suncor Energy Inc	906,355	33,281,575
TOTAL SA	752,946	41,538,934
		172,765,215
Personal Products – 2.9%
Estee Lauder Cos Inc	340,870	43,372,299
Unilever NV	703,031	39,494,492
		82,866,791
Pharmaceuticals – 5.2%
Allergan PLC	103,744	16,970,444
AstraZeneca PLC	466,588	32,012,535
Eli Lilly & Co	439,414	37,112,906
Jazz Pharmaceuticals PLC*	123,303	16,602,749
Merck & Co Inc	305,317	17,180,188
Sanofi	325,554	28,027,930
		147,906,752
Road & Rail – 1.3%
CSX Corp	645,573	35,512,971

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – 4.0%
ASML Holding NV	180,112	$31,243,441
Broadcom Ltd	97,509	25,050,062
Intel Corp	570,775	26,346,974
Taiwan Semiconductor Manufacturing Co Ltd	4,168,000	32,036,331
		114,676,808
Software – 5.2%
Activision Blizzard Inc	450,698	28,538,197
Adobe Systems Inc*	184,460	32,324,770
Constellation Software Inc/Canada	22,973	13,928,935
salesforce.com Inc*	303,385	31,015,049
SS&C Technologies Holdings Inc	451,347	18,270,527
Ultimate Software Group Inc*	112,525	24,556,331
		148,633,809
Specialty Retail – 0.8%
Home Depot Inc	113,413	21,495,166
Technology Hardware, Storage & Peripherals – 1.0%
Samsung Electronics Co Ltd	12,222	29,041,398
Textiles, Apparel & Luxury Goods – 1.4%
Cie Financiere Richemont SA	196,562	17,801,862
NIKE Inc	331,840	20,756,592
		38,558,454
Tobacco – 1.5%
British American Tobacco PLC	636,386	42,941,760
Trading Companies & Distributors – 0.9%
Ferguson PLC	372,518	26,649,561
Wireless Telecommunication Services – 0.7%
T-Mobile US Inc*	317,983	20,195,100
Total Common Stocks (cost $2,199,362,869)		2,814,445,587
Investment Companies – 0.8%
Money Markets – 0.8%
Janus Cash Liquidity Fund LLC, 1.2731%ºº,£ (cost $22,633,567)	22,633,567	22,633,567
Total Investments (total cost $2,221,996,436) – 99.9%		2,837,079,154
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		2,315,436
Net Assets – 100%		$2,839,394,590

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,708,756,319	60.2%
United Kingdom	229,653,244	8.1
France	183,467,207	6.5
Japan	130,508,793	4.6
Netherlands	98,953,672	3.5
Canada	90,991,060	3.2
Hong Kong	68,355,419	2.4
China	62,182,122	2.2
Switzerland	51,412,685	1.8
Germany	36,229,735	1.3
Taiwan	32,036,331	1.1
India	31,684,892	1.1
South Korea	29,041,398	1.0
Italy	28,004,182	1.0
Ireland	27,282,777	1.0
Brazil	19,789,282	0.7
Mexico	8,730,036	0.3

Total	$2,837,079,154	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Investment Companies – 0.8%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Cash Collateral Fund LLC, 1.2573%ºº	$46,052∆	$—	$—	$—
Money Markets – 0.8%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	60,199	—	—	22,633,567

Total Affiliated Investments – 0.8%	$106,251	$—	$—	$22,633,567

(1)For securities that were affiliated for a portion of the period ended December 31, 2017, this column reflects amounts for the entire period ended December 31, 2017 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 12/31/17
Investment Companies – 0.8%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Cash Collateral Fund LLC, 1.2573%ºº	—	170,572,069	(170,572,069)	—
Money Markets – 0.8%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	15,293,000	98,235,203	(90,894,636)	22,633,567

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$30,724,612	$48,286,477	$-
Automobiles	-	31,567,063	-

Banks	100,897,543	174,483,954	-
Beverages	48,713,778	31,799,869	-
Biotechnology	53,014,980	31,216,590	-
Building Products	-	17,223,862	-
Capital Markets	75,511,233	32,071,318	-
Electronic Equipment, Instruments & Components	41,453,579	23,677,856	-
Hotels, Restaurants & Leisure	58,725,626	12,612,741	-
Household Durables	-	43,141,622	-
Industrial Conglomerates	-	36,229,735	-
Insurance	32,651,576	62,445,820	-
Machinery	32,531,245	27,510,917	-
Metals & Mining	-	29,393,032	-
Multi-Utilities	-	18,820,413	-
Oil, Gas & Consumable Fuels	74,057,152	98,708,063	-
Personal Products	43,372,299	39,494,492	-
Pharmaceuticals	87,866,287	60,040,465	-
Semiconductor & Semiconductor Equipment	51,397,036	63,279,772	-
Software	134,704,874	13,928,935	-
Technology Hardware, Storage & Peripherals	-	29,041,398	-
Textiles, Apparel & Luxury Goods	20,756,592	17,801,862	-
Tobacco	-	42,941,760	-
Trading Companies & Distributors	-	26,649,561	-
All Other	915,699,598	-	-
Investment Companies	-	22,633,567	-
Total Assets	$1,802,078,010	$1,035,001,144	$-

Organization and Significant Accounting Policies

Janus Henderson Global Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $941,578,442 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund, to the extent that emerging markets may be included in its benchmark index, may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). There were no securities on loan as of December 31, 2017.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2017 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares or Contract Amounts		Value
Common Stocks – 99.0%
Aerospace & Defense – 3.2%
General Dynamics Corp	220,294	$44,818,814
Safran SA	266,493	27,399,961
		72,218,775
Airlines – 1.2%
United Continental Holdings Inc*,†	389,697	26,265,578
Automobiles – 1.0%
Mahindra & Mahindra Ltd	1,943,110	22,820,786
Banks – 11.9%
BNP Paribas SA	658,102	49,071,212
China Construction Bank Corp	47,963,000	44,118,947
Citigroup Inc	1,189,632	88,520,517
ING Groep NV	1,523,581	28,031,680
Mitsubishi UFJ Financial Group Inc	5,614,000	41,197,636
Permanent TSB Group Holdings PLC*	5,262,077	14,204,398
		265,144,390
Beverages – 4.4%
Coca-Cola Co	1,343,641	61,646,249
Diageo PLC	995,476	36,425,789
		98,072,038
Biotechnology – 2.1%
Regeneron Pharmaceuticals Inc*	48,501	18,234,436
Shire PLC	534,133	27,699,292
		45,933,728
Capital Markets – 2.6%
Goldman Sachs Group Inc	229,855	58,557,860
Chemicals – 4.4%
Air Products & Chemicals Inc	308,190	50,567,815
PPG Industries Inc	280,418	32,758,431
Shin-Etsu Chemical Co Ltd	148,700	15,083,875
		98,410,121
Construction & Engineering – 1.1%
Eiffage SA	215,772	23,639,295
Diversified Telecommunication Services – 2.8%
Nippon Telegraph & Telephone Corp	942,500	44,355,777
Tower Bersama Infrastructure Tbk PT	37,443,900	17,722,149
		62,077,926
Electric Utilities – 0.8%
Brookfield Infrastructure Partners LP	376,235	16,859,090
Energy Equipment & Services – 0.7%
Schlumberger Ltd	248,002	16,712,855
Health Care Equipment & Supplies – 0.9%
Boston Scientific Corp*	769,166	19,067,625
Health Care Providers & Services – 1.8%
Anthem Inc	175,401	39,466,979
Hotels, Restaurants & Leisure – 2.7%
BK Brasil Operacao e Assessoria a Restaurantes SA*	403,192	2,127,630
GVC Holdings PLC	4,604,215	57,480,417
		59,608,047
Household Durables – 4.0%
Newell Brands Inc	612,331	18,921,028
PulteGroup Inc	991,458	32,965,978
Sony Corp	813,300	36,537,498
		88,424,504
Independent Power and Renewable Electricity Producers – 2.8%
NRG Energy Inc	2,234,883	63,649,468
Industrial Conglomerates – 1.4%
Siemens AG	223,179	30,962,079
Insurance – 4.0%
AIA Group Ltd	4,409,400	37,605,970
NN Group NV	463,574	20,042,047
Sony Financial Holdings Inc	1,726,600	30,600,065
		88,248,082
Internet & Direct Marketing Retail – 1.2%
Ctrip.com International Ltd (ADR)*	373,910	16,489,431
MakeMyTrip Ltd*	360,793	10,769,671
		27,259,102
Internet Software & Services – 8.2%
Alibaba Group Holding Ltd (ADR)*,œ	452,602	78,042,163

Shares or Contract Amounts		Value
Common Stocks – (continued)
Internet Software & Services – (continued)
Alphabet Inc - Class C*	39,820	$41,667,648
Magic Leap Inc*,¢,§	342,761	9,254,547
Tencent Holdings Ltdœ	1,037,600	53,640,431
		182,604,789
Machinery – 1.0%
Flowserve Corp	552,123	23,260,942
Metals & Mining – 1.3%
Rio Tinto Ltd	484,612	28,594,327
Oil, Gas & Consumable Fuels – 5.3%
Canadian Natural Resources Ltd	1,244,282	44,445,753
Petroleo Brasileiro SA (ADR)*	2,142,818	22,049,597
Total SA	958,351	52,870,829
		119,366,179
Personal Products – 3.0%
Estee Lauder Cos Inc	531,257	67,597,141
Pharmaceuticals – 4.9%
AstraZeneca PLC	267,961	18,384,766
Eisai Co Ltd	407,800	23,092,459
Eli Lilly & Co	443,029	37,418,229
Zoetis Inc	413,807	29,810,656
		108,706,110
Real Estate Management & Development – 0.7%
Leopalace21 Corp	2,108,300	16,396,101
Road & Rail – 1.0%
Kansas City Southern	220,118	23,160,816
Semiconductor & Semiconductor Equipment – 4.2%
ASML Holding NV	275,363	47,766,321
ON Semiconductor Corp*	1,092,330	22,873,390
Taiwan Semiconductor Manufacturing Co Ltd	2,956,000	22,720,584
		93,360,295
Software – 4.5%
Adobe Systems Inc*	282,858	49,568,036
Nexon Co Ltd*	954,900	27,753,227
salesforce.com Inc*	217,576	22,242,794
		99,564,057
Technology Hardware, Storage & Peripherals – 2.6%
Apple Inc	226,661	38,357,841
Samsung Electronics Co Ltd	8,399	19,957,348
		58,315,189
Textiles, Apparel & Luxury Goods – 2.9%
Cie Financiere Richemont SA	355,212	32,170,181
Samsonite International SA	7,344,900	33,739,715
		65,909,896
Thrifts & Mortgage Finance – 3.1%
LIC Housing Finance Ltd	2,148,846	18,935,808
MGIC Investment Corp*	3,616,790	51,032,907
		69,968,715
Water Utilities – 0.5%
Cia de Saneamento do Parana	614,180	11,093,502
Wireless Telecommunication Services – 0.8%
T-Mobile US Inc*	288,375	18,314,696
Total Common Stocks (cost $1,595,698,136)		2,209,611,083
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Cash Liquidity Fund LLC, 1.2731%ºº,£ (cost $13,948,587)	13,948,587	13,948,587
OTC Purchased Options – Puts – 0.1%
Counterparty/Reference Asset
Bank of America:
Alibaba Group Holding Ltd (ADR),
Notional amount $31,209,830, premiums paid $2,286,030, unrealized depreciation $(143,422), exercise price $170.00, expires 6/15/18*	1,810	2,142,608
UBS AG:
Tencent Holdings Ltd,
Notional amount $21,566,444, premiums paid $899,123, unrealized depreciation $(598,056), exercise price 320.00 HKD, expires 6/28/18*	4,150	301,067
Total OTC Purchased Options – Puts (premiums paid $3,185,153, unrealized depreciation $(741,478))		2,443,675
Total Investments (total cost $1,612,831,876) – 99.7%		2,226,003,345
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		5,731,338
Net Assets – 100%		$2,231,734,683

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,020,661,863	45.8%
Japan	235,016,638	10.6
China	194,734,647	8.7
France	152,981,297	6.9
United Kingdom	139,990,264	6.3
Netherlands	95,840,048	4.3
Hong Kong	71,345,685	3.2
Canada	61,304,843	2.8
India	52,526,265	2.4
Brazil	35,270,729	1.6
Switzerland	32,170,181	1.4
Germany	30,962,079	1.4
Australia	28,594,327	1.3
Taiwan	22,720,584	1.0
South Korea	19,957,348	0.9
Indonesia	17,722,149	0.8
Ireland	14,204,398	0.6

Total	$2,226,003,345	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	$75,123	$—	$—	$13,948,587

(1) For securities that were affiliated for a portion of the period ended December 31, 2017, this column reflects amounts for the entire period ended December 31, 2017 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 12/31/17
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	42,384,998	77,551,589	(105,988,000)	13,948,587

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2017

Market Value
Purchased options contracts, put	$ 2,443,675

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter

PLC	Public Limited Company

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2017, is $16,850,000.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

œ	Security held in connection with an open put or call option.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2017)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Magic Leap Inc	10/5/17	$9,254,547	$9,254,547	0.4%

The Fund has registration rights for certain restricted securities held as of December 31, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$44,818,814	$27,399,961	$-
Automobiles	-	22,820,786	-
Banks	88,520,517	176,623,873	-
Beverages	61,646,249	36,425,789	-
Biotechnology	18,234,436	27,699,292	-
Chemicals	83,326,246	15,083,875	-
Construction & Engineering	-	23,639,295	-
Diversified Telecommunication Services	-	62,077,926	-
Hotels, Restaurants & Leisure	-	59,608,047	-
Household Durables	51,887,006	36,537,498	-
Industrial Conglomerates	-	30,962,079	-
Insurance	-	88,248,082	-
Internet Software & Services	119,709,811	53,640,431	9,254,547
Metals & Mining	-	28,594,327	-
Oil, Gas & Consumable Fuels	66,495,350	52,870,829	-
Pharmaceuticals	67,228,885	41,477,225	-
Real Estate Management & Development	-	16,396,101	-
Semiconductor & Semiconductor Equipment	22,873,390	70,486,905	-
Software	71,810,830	27,753,227	-
Technology Hardware, Storage & Peripherals	38,357,841	19,957,348	-
Textiles, Apparel & Luxury Goods	-	65,909,896	-
Thrifts & Mortgage Finance	51,032,907	18,935,808	-
Water Utilities	-	11,093,502	-
All Other	400,172,152	-	-
Investment Companies	-	13,948,587	-
OTC Purchased Options – Puts	-	2,443,675	-
Total Assets	$1,186,114,434	$1,030,634,364	$9,254,547

Organization and Significant Accounting Policies

Janus Henderson Global Select Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2017.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $912,175,161 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased put options on various equity securities for the purpose of decreasing exposure to broad equity risk.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2017 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Technology Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 96.7%
Aerospace & Defense – 0.3%
Axon Enterprise Inc*,#	270,171	$7,159,531
Air Freight & Logistics – 0.2%
BEST Inc (ADR)*,#	656,667	5,896,870
Automobiles – 0.5%
BYD Co Ltd#	1,328,500	11,530,766
Communications Equipment – 1.4%
CommScope Holding Co Inc*	560,366	21,198,646
Switch Inc#	641,691	11,672,359
		32,871,005
Electronic Equipment, Instruments & Components – 6.9%
Amphenol Corp	848,045	74,458,351
Flex Ltd*	1,813,314	32,621,519
National Instruments Corp	560,554	23,335,863
TE Connectivity Ltd	369,619	35,128,590
		165,544,323
Equity Real Estate Investment Trusts (REITs) – 2.5%
American Tower Corp	283,277	40,415,129
Equinix Inc	41,812	18,950,035
		59,365,164
Household Durables – 0.9%
Sony Corp	455,900	20,481,305
Information Technology Services – 4.4%
Amdocs Ltd	251,456	16,465,339
Black Knight Inc*	176,907	7,810,444
Fidelity National Information Services Inc	156,737	14,747,384
Gartner Inc*	349,527	43,044,250
InterXion Holding NV*	210,048	12,378,129
Worldpay Group PLC	1,603,703	9,189,281
		103,634,827
Internet & Direct Marketing Retail – 6.0%
Amazon.com Inc*	51,460	60,180,926
Ctrip.com International Ltd (ADR)*	465,316	20,520,436
MakeMyTrip Ltd*	306,252	9,141,622
Netflix Inc*	111,288	21,362,844
Netshoes Cayman Ltd*,#	211,811	1,673,307
Priceline Group Inc*,†	16,630	28,898,616
		141,777,751
Internet Software & Services – 22.7%
Alibaba Group Holding Ltd (ADR)*,†	455,062	78,466,341
Alphabet Inc - Class A*	12,033	12,675,562
Alphabet Inc - Class C*	130,863	136,935,043
Baozun Inc (ADR)*,#	156,694	4,945,263
Care.com Inc*	405,808	7,320,776
ChannelAdvisor Corp*	465,407	4,188,663
CoStar Group Inc*	75,757	22,496,041
Coupa Software Inc*	362,193	11,307,665
Etsy Inc*	806,588	16,494,725
Facebook Inc*,†	355,060	62,653,888
Instructure Inc*	191,126	6,326,271
Magic Leap Inc*,¢,§	339,269	9,160,263
MercadoLibre Inc	87,378	27,494,361
MuleSoft Inc*	279,058	6,490,889
Okta Inc*	778,618	19,940,407
Tencent Holdings Ltd	1,906,600	98,564,808
Yext Inc*,#	306,613	3,688,554
Zillow Group Inc*,#	292,625	11,974,215
		541,123,735
Media – 2.2%
Cable One Inc	20,111	14,145,072
Twenty-First Century Fox Inc	447,638	15,456,940
Walt Disney Co	215,571	23,176,038
		52,778,050
Real Estate Management & Development – 0.3%
Redfin Corp*,#	219,465	6,873,644
Semiconductor & Semiconductor Equipment – 16.1%
ASML Holding NV	229,541	39,817,728
Broadcom Ltd	160,143	41,140,737
Intel Corp	1,294,624	59,759,844

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Lam Research Corp	145,238	$26,733,959
Microchip Technology Inc	681,452	59,886,002
ON Semiconductor Corp*	691,364	14,477,162
Taiwan Semiconductor Manufacturing Co Ltd	7,974,000	61,290,235
Texas Instruments Inc	429,845	44,893,012
Xilinx Inc	528,157	35,608,345
		383,607,024
Software – 27.4%
Activision Blizzard Inc	925,839	58,624,125
Adobe Systems Inc*,†	367,967	64,482,537
Atlassian Corp PLC*	299,448	13,630,873
Blackbaud Inc	109,838	10,378,593
Cadence Design Systems Inc*	1,024,626	42,849,859
Constellation Software Inc/Canada	35,555	21,557,623
Guidewire Software Inc*,†	127,983	9,504,017
Intuit Inc	75,635	11,933,690
Lyft Inc (144A)¢,§	281,116	11,173,265
Microsoft Corp†	1,735,605	148,463,652
Nexon Co Ltd*	408,200	11,863,931
Nice Ltd (ADR)	117,114	10,763,948
SailPoint Technologies Holding Inc*	497,694	7,216,563
salesforce.com Inc*,†	896,621	91,661,565
SS&C Technologies Holdings Inc	362,817	14,686,832
Tyler Technologies Inc*	204,258	36,163,879
Ultimate Software Group Inc*	151,385	33,036,748
Zendesk Inc*	1,589,764	53,797,614
		651,789,314
Technology Hardware, Storage & Peripherals – 4.9%
Apple Inc†	327,570	55,434,671
Samsung Electronics Co Ltd	26,295	62,481,064
		117,915,735
Total Common Stocks (cost $1,420,375,290)		2,302,349,044
Investment Companies – 5.2%
Investments Purchased with Cash Collateral from Securities Lending – 1.8%
Janus Cash Collateral Fund LLC, 1.2573%ºº,£	41,764,307	41,764,307
Money Markets – 3.4%
Janus Cash Liquidity Fund LLC, 1.2731%ºº,£	81,833,558	81,833,558
Total Investment Companies (cost $123,597,865)		123,597,865
Total Investments (total cost $1,543,973,155) – 101.9%		2,425,946,909
Liabilities, net of Cash, Receivables and Other Assets – (1.9)%		(44,485,754)
Net Assets – 100%		$2,381,461,155

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,904,259,018	78.5%
China	219,924,484	9.1
South Korea	62,481,064	2.6
Taiwan	61,290,235	2.5
Netherlands	52,195,857	2.1
Japan	32,345,236	1.3
Brazil	29,167,668	1.2
Canada	21,557,623	0.9
Australia	13,630,873	0.6
Israel	10,763,948	0.4
United Kingdom	9,189,281	0.4
India	9,141,622	0.4

Total	$2,425,946,909	100.0%

Schedule of Securities Sold Short – (% of Net Assets)

Shares		Value
Securities Sold Short – (0.1)%
Common Stocks Sold Short – (0.1)%
Household Durables – (0.1)%
Nikon Corp (proceeds $2,036,266)	113,200	$(2,431,017)

Summary of Investments by Country - (Short Positions) (unaudited)

		% of
		Securities
Country	Value	Sold Short
Japan	$(2,431,017)	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Investment Companies – 5.2%
Investments Purchased with Cash Collateral from Securities Lending – 1.8%
Janus Cash Collateral Fund LLC, 1.2573%ºº	$622,123∆	$—	$—	$41,764,307
Money Markets – 3.4%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	175,527	—	—	81,833,558

Total Affiliated Investments – 5.2%	$797,650	$—	$—	$123,597,865

(1)For securities that were affiliated for a portion of the period ended December 31, 2017, this column reflects amounts for the entire period ended December 31, 2017 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 12/31/17
Investment Companies – 5.2%
Investments Purchased with Cash Collateral from Securities Lending – 1.8%
Janus Cash Collateral Fund LLC, 1.2573%ºº	38,521,647	77,775,197	(74,532,537)	41,764,307
Money Markets – 3.4%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	7,088,209	154,542,349	(79,797,000)	81,833,558

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America:
Japanese Yen	2/8/18	(98,505,000)	$877,440	$1,308
Barclays Capital, Inc.:
Japanese Yen	2/1/18	(144,000,000)	1,291,723	11,336
Citibank NA:
British Pound	2/1/18	(1,713,000)	2,318,717	3,749
Japanese Yen	2/1/18	(499,384,000)	4,477,857	37,546

				41,295
HSBC Securities (USA), Inc.:
Japanese Yen	2/8/18	(119,400,000)	$1,063,148	1,170
JPMorgan Chase & Co.:
Japanese Yen	2/1/18	(788,727,000)	7,071,514	58,489
Japanese Yen	2/1/18	(50,000,000)	442,258	(2,320)

				56,169
Total				$111,278

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2017

Market Value
Forward foreign currency exchange contracts, sold	$16,705,763

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2017 is $11,173,265, which represents 0.5% of net assets.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2017, is $128,519,608.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

#	Loaned security; a portion of the security is on loan at December 31, 2017.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2017)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Lyft Inc	12/17/15 - 11/10/17	$8,933,393	$11,173,265	0.5%
Magic Leap Inc	10/5/17	9,160,263	9,160,263	0.4
Total		$18,093,656	$20,333,528	0.9%

The Fund has registration rights for certain restricted securities held as of December 31, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

	Level 2 -	Level 3 -
Level 1 -	Other Significant	Significant

	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Automobiles	$-	$11,530,766	$-
Household Durables	-	20,481,305	-
Information Technology Services	94,445,546	9,189,281	-
Internet Software & Services	433,398,664	98,564,808	9,160,263
Semiconductor & Semiconductor Equipment	282,499,061	101,107,963	-
Software	607,194,495	33,421,554	11,173,265
Technology Hardware, Storage & Peripherals	55,434,671	62,481,064	-
All Other	472,266,338	-	-
Investment Companies	-	123,597,865	-
Total Investments in Securities	$1,945,238,775	$460,374,606	$20,333,528
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	113,598	-
Total Assets	$1,945,238,775	$460,488,204	$20,333,528
Liabilities
Investments In Securities Sold Short:
Common Stocks
Household Durables	-	2,431,017	-
Total Investments In Securities Sold Short:	$-	$2,431,017	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,320	-
Total Liabilities	$-	$2,433,337	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Global Technology Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2017.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $299,940,654 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Short Sales

The Fund may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Fund owns or selling short a security that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in other short sales. The Fund may engage in short sales when the portfolio manager(s) and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Fund are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedule of Investments. The Fund is also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Fund pays stock loan fees on assets borrowed from the security broker.

The Fund may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Fund to similar risks. To the extent that the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2017 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Value Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares or Principal Amounts		Value
Common Stocks – 87.7%
Aerospace & Defense – 0.7%
Meggitt PLC	274,038	$1,774,062
Automobiles – 3.0%
Honda Motor Co Ltd	106,900	3,665,609
Hyundai Motor Co	28,237	4,114,278
		7,779,887
Banks – 6.5%
Bank of Ireland Group PLC*	32,644	277,661
CIT Group Inc	33,354	1,642,017
Lloyds Banking Group PLC	3,766,143	3,447,983
Royal Bank of Scotland Group PLC*	374,091	1,395,034
Wells Fargo & Co	167,891	10,185,947
		16,948,642
Beverages – 7.3%
Coca-Cola Co	158,369	7,265,970
Diageo PLC	82,075	3,003,233
PepsiCo Inc	58,698	7,039,064
Stock Spirits Group PLC	439,143	1,593,043
		18,901,310
Chemicals – 1.1%
Mosaic Co	40,114	1,029,325
Nitto FC Co Ltd	75,200	557,479
Tikkurila Oyj	59,307	1,265,250
		2,852,054
Commercial Services & Supplies – 2.0%
Daiseki Co Ltd	52,900	1,472,523
Secom Co Ltd	13,500	1,019,691
Secom Joshinetsu Co Ltd	30,400	1,144,200
UniFirst Corp/MA	8,875	1,463,488
		5,099,902
Communications Equipment – 0.4%
Icom Inc	40,300	942,367
Consumer Finance – 2.5%
Ally Financial Inc	154,490	4,504,928
Synchrony Financial	48,786	1,883,627
		6,388,555
Diversified Consumer Services – 0.2%
Shingakukai Holdings Co Ltd	85,800	520,664
Diversified Telecommunication Services – 1.9%
Singapore Telecommunications Ltd	1,346,400	3,594,672
Telenor ASA	64,658	1,385,474
		4,980,146
Electric Utilities – 2.7%
Exelon Corp	105,539	4,159,292
PPL Corp	93,983	2,908,774
		7,068,066
Electrical Equipment – 0.8%
Cosel Co Ltd	127,246	2,090,505
Electronic Equipment, Instruments & Components – 0.8%
Avnet Inc	29,530	1,169,979
Kitagawa Industries Co Ltd	65,400	879,971
		2,049,950
Food Products – 2.8%
Danone SA	31,809	2,666,462
Nestle SA	39,960	3,434,729
Orkla ASA	109,489	1,161,067
		7,262,258
Health Care Providers & Services – 0.9%
BML Inc	62,500	1,556,209
Toho Holdings Co Ltd	35,900	812,138
		2,368,347
Hotels, Restaurants & Leisure – 0.7%
Grand Korea Leisure Co Ltd	61,789	1,687,346
Household Products – 3.4%
Procter & Gamble Co	96,573	8,873,127
Industrial Conglomerates – 0.6%
CK Hutchison Holdings Ltd	113,500	1,425,036
Information Technology Services – 1.8%
Infosys Ltd (ADR)	210,426	3,413,110

Shares or Principal Amounts		Value
Common Stocks – (continued)
Information Technology Services – (continued)
Transcosmos Inc	51,200	$1,306,355
		4,719,465
Insurance – 0.7%
Sompo Holdings Inc	44,500	1,715,875
Internet Software & Services – 4.4%
Alphabet Inc - Class A*	9,125	9,612,275
Yahoo Japan Corp	370,300	1,698,344
		11,310,619
Machinery – 2.6%
ANDRITZ AG	30,352	1,713,714
Ebara Corp	56,400	2,151,063
GEA Group AG	60,733	2,911,735
		6,776,512
Media – 0.9%
Grupo Televisa SAB (ADR)	124,042	2,315,864
Mortgage Real Estate Investment Trusts (REITs) – 1.3%
AGNC Investment Corp	55,911	1,128,843
Two Harbors Investment Corp	142,867	2,323,017
		3,451,860
Multi-Utilities – 0.7%
Engie SA	111,478	1,915,112
Oil, Gas & Consumable Fuels – 3.6%
BP PLC (ADR)	72,409	3,043,350
Canadian Natural Resources Ltd	31,250	1,116,924
Cenovus Energy Inc	60,696	554,416
Exxon Mobil Corp	36,775	3,075,861
Royal Dutch Shell PLC - Class A	48,886	1,636,232
		9,426,783
Personal Products – 1.7%
CLIO Cosmetics Co Ltd*	33,785	1,160,373
Unilever NV	56,211	3,157,791
		4,318,164
Pharmaceuticals – 14.5%
GlaxoSmithKline PLC	113,643	2,009,715
Johnson & Johnson	69,479	9,707,606
Novartis AG	63,816	5,396,501
Pfizer Inc	275,420	9,975,712
Roche Holding AG	14,335	3,626,872
Sanofi	59,995	5,165,151
Taisho Pharmaceutical Holdings Co Ltd	19,700	1,569,154
		37,450,711
Professional Services – 0.7%
Bureau Veritas SA	67,537	1,846,263
Real Estate Investment Trusts (REITs) – 0.2%
Granite Point Mortgage Trust Inc	27,078	480,364
Real Estate Management & Development – 1.4%
CK Asset Holdings Ltd	129,475	1,131,765
Foxtons Group PLC	877,070	965,965
LSL Property Services PLC	431,564	1,610,569
		3,708,299
Semiconductor & Semiconductor Equipment – 1.7%
Intel Corp	94,188	4,347,718
Software – 4.9%
Microsoft Corp	30,403	2,600,673
Oracle Corp	211,470	9,998,302
		12,598,975
Specialty Retail – 0.6%
Lookers PLC	637,315	885,221
Vertu Motors PLC	885,276	603,283
		1,488,504
Textiles, Apparel & Luxury Goods – 0.8%
Cie Financiere Richemont SA	23,079	2,090,176
Tobacco – 3.3%
KT&G Corp	9,006	971,957
Scandinavian Tobacco Group A/S	142,700	2,760,427
Swedish Match AB	123,937	4,880,105
		8,612,489
Trading Companies & Distributors – 0.5%
Travis Perkins PLC	65,556	1,385,853
Wireless Telecommunication Services – 3.1%
America Movil SAB de CV	4,931,167	4,251,741
Rogers Communications Inc	24,653	1,256,385

Shares or Principal Amounts		Value
Common Stocks – (continued)
Wireless Telecommunication Services – (continued)
Vodafone Group PLC	796,736	$2,516,464
		8,024,590
Total Common Stocks (cost $182,408,301)		226,996,420
Repurchase Agreements(a) – 12.1%
Undivided interest of 18.3% in a joint repurchase agreement (principal amount $62,900,000 with a maturity value of $62,908,946) with ING Financial Markets LLC, 1.2800%, dated 12/29/17, maturing 1/2/18 to be repurchased at $11,501,636 collateralized by $63,040,793 in U.S. Treasuries 0.6250% - 3.0000%, 4/30/18 - 8/15/46 with a value of $64,167,204	$11,500,000	11,500,000
Undivided interest of 8.0% in a joint repurchase agreement (principal amount $250,000,000 with a maturity value of $250,034,722) with Royal Bank of Canada, NY Branch, 1.2500%, dated 12/29/17, maturing 1/2/18 to be repurchased at $20,002,778 collateralized by $256,677,721 in U.S. Treasuries 0.1250% - 2.5000%, 8/31/20 - 2/15/45 with a value of $255,035,466	20,000,000	20,000,000
Total Repurchase Agreements (cost $31,500,000)		31,500,000
Total Investments (total cost $213,908,301) – 99.8%		258,496,420
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		402,423
Net Assets – 100%		$258,898,843

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$136,875,909	53.0%
United Kingdom	25,870,007	10.0
Japan	23,102,147	8.9
Switzerland	14,548,278	5.6
France	11,592,988	4.5
South Korea	7,933,954	3.1
Mexico	6,567,605	2.5
Sweden	4,880,105	1.9
Singapore	3,594,672	1.4
India	3,413,110	1.3
Netherlands	3,157,791	1.2
Canada	2,927,725	1.1
Germany	2,911,735	1.1
Denmark	2,760,427	1.1
Hong Kong	2,556,801	1.0
Norway	2,546,541	1.0
Austria	1,713,714	0.7
Finland	1,265,250	0.5
Ireland	277,661	0.1

Total	$258,496,420	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Euro	2/22/18	(2,086,000)	$2,486,147	$(24,353)
HSBC Securities (USA), Inc.:
Euro	2/8/18	(4,611,000)	5,458,502	(86,631)
JPMorgan Chase & Co.:
Euro	2/1/18	(2,010,000)	2,405,940	(10,347)
Total				$(121,331)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2017

Market Value
Forward foreign currency exchange contracts, sold	$16,837,843

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

* (a)	Non-income producing security The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$1,774,062	$-
Automobiles	-	7,779,887	-
Banks	11,827,964	5,120,678	-
Beverages	14,305,034	4,596,276	-
Chemicals	1,029,325	1,822,729	-
Commercial Services & Supplies	1,463,488	3,636,414	-
Communications Equipment	-	942,367	-
Diversified Consumer Services	-	520,664	-
Diversified Telecommunication Services	-	4,980,146	-
Electrical Equipment	-	2,090,505	-
Electronic Equipment, Instruments & Components	1,169,979	879,971	-
Food Products	-	7,262,258	-
Health Care Providers & Services	-	2,368,347	-
Hotels, Restaurants & Leisure	-	1,687,346	-
Industrial Conglomerates	-	1,425,036	-
Information Technology Services	3,413,110	1,306,355	-
Insurance	-	1,715,875	-
Internet Software & Services	9,612,275	1,698,344	-
Machinery	-	6,776,512	-
Multi-Utilities	-	1,915,112	-
Oil, Gas & Consumable Fuels	6,119,211	3,307,572	-
Personal Products	-	4,318,164	-
Pharmaceuticals	19,683,318	17,767,393	-
Professional Services	-	1,846,263	-
Real Estate Management & Development	-	3,708,299	-
Specialty Retail	-	1,488,504	-
Textiles, Apparel & Luxury Goods	-	2,090,176	-
Tobacco	-	8,612,489	-
Trading Companies & Distributors	-	1,385,853	-
Wireless Telecommunication Services	-	8,024,590	-
All Other	45,524,529	-	-
Repurchase Agreements	-	31,500,000	-

Total Assets	$114,148,233	$144,348,187	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$121,331	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Global Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $113,700,705 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective.

Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital  believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Growth and Income Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 99.6%
Aerospace & Defense – 5.5%
Boeing Co	753,650	$222,258,921
Lockheed Martin Corp	105,748	33,950,395
Northrop Grumman Corp	114,594	35,170,045
		291,379,361
Air Freight & Logistics – 1.8%
United Parcel Service Inc	806,859	96,137,250
Automobiles – 1.8%
General Motors Co	1,716,434	70,356,630
Harley-Davidson Inc	517,322	26,321,343
		96,677,973
Banks – 6.7%
JPMorgan Chase & Co	1,206,272	128,998,728
US Bancorp	2,207,003	118,251,221
Wells Fargo & Co	1,720,520	104,383,948
		351,633,897
Beverages – 1.9%
Coca-Cola Co	1,154,344	52,961,303
Dr Pepper Snapple Group Inc	506,555	49,166,228
		102,127,531
Biotechnology – 1.9%
AbbVie Inc	521,265	50,411,538
Amgen Inc	282,790	49,177,181
		99,588,719
Capital Markets – 5.4%
BlackRock Inc	82,596	42,430,391
CME Group Inc	1,006,054	146,934,187
Morgan Stanley	752,089	39,462,110
TD Ameritrade Holding Corp	1,121,151	57,324,451
		286,151,139
Chemicals – 3.2%
Air Products & Chemicals Inc	203,165	33,335,313
DowDuPont Inc	390,427	27,806,211
LyondellBasell Industries NV	949,019	104,695,776
		165,837,300
Commercial Services & Supplies – 1.8%
Waste Management Inc	1,108,269	95,643,615
Consumer Finance – 0.7%
American Express Co	380,137	37,751,405
Distributors – 0.9%
Genuine Parts Co	501,522	47,649,605
Electronic Equipment, Instruments & Components – 3.5%
Corning Inc	883,134	28,251,457
TE Connectivity Ltd	1,647,760	156,603,110
		184,854,567
Equity Real Estate Investment Trusts (REITs) – 1.3%
Colony NorthStar Inc	733,150	8,365,242
Crown Castle International Corp	236,546	26,258,971
MGM Growth Properties LLC	218,303	6,363,532
Outfront Media Inc	1,236,928	28,696,730
		69,684,475
Food & Staples Retailing – 3.0%
Kroger Co	1,624,065	44,580,584
Sysco Corp	1,861,445	113,045,555
		157,626,139
Food Products – 1.1%
Hershey Co	514,566	58,408,387
Health Care Equipment & Supplies – 3.0%
Abbott Laboratories	1,052,113	60,044,089
Medtronic PLC	1,203,520	97,184,240
		157,228,329
Hotels, Restaurants & Leisure – 7.1%
Carnival Corp	1,340,620	88,976,949
Las Vegas Sands Corp	587,650	40,835,799
McDonald's Corp	939,285	161,669,734
Six Flags Entertainment Corp	1,254,437	83,507,871
		374,990,353
Household Durables – 1.3%
Garmin Ltd	1,152,328	68,644,179

Shares		Value
Common Stocks – (continued)
Household Products – 1.5%
Clorox Co	380,175	$56,547,229
Kimberly-Clark Corp	164,819	19,887,061
		76,434,290
Industrial Conglomerates – 4.0%
3M Co	389,273	91,623,186
Honeywell International Inc	790,523	121,234,607
		212,857,793
Information Technology Services – 3.6%
Accenture PLC	936,467	143,363,733
Automatic Data Processing Inc	383,119	44,897,716
		188,261,449
Insurance – 1.8%
Marsh & McLennan Cos Inc	297,236	24,192,038
Travelers Cos Inc	505,670	68,589,079
		92,781,117
Leisure Products – 1.2%
Hasbro Inc	716,473	65,120,231
Machinery – 3.0%
Caterpillar Inc	262,842	41,418,642
Deere & Co	615,403	96,316,724
Illinois Tool Works Inc	128,636	21,462,917
		159,198,283
Media – 2.8%
Comcast Corp	1,866,878	74,768,464
Omnicom Group Inc	1,019,497	74,249,967
		149,018,431
Oil, Gas & Consumable Fuels – 2.7%
Chevron Corp	932,031	116,680,961
Suncor Energy Inc	714,599	26,240,248
		142,921,209
Pharmaceuticals – 5.5%
Eli Lilly & Co	1,257,776	106,231,761
Merck & Co Inc	1,743,083	98,083,280
Pfizer Inc	2,371,400	85,892,108
		290,207,149
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III (144A)¢,§	2,402,758	154,339
Road & Rail – 2.8%
CSX Corp	1,687,619	92,835,921
Union Pacific Corp	408,357	54,760,674
		147,596,595
Semiconductor & Semiconductor Equipment – 4.5%
Intel Corp	1,610,332	74,332,925
Texas Instruments Inc	1,552,482	162,141,220
		236,474,145
Software – 4.2%
Microsoft Corp	2,563,535	219,284,784
Specialty Retail – 2.1%
Home Depot Inc	572,587	108,522,414
Technology Hardware, Storage & Peripherals – 3.5%
Apple Inc	1,071,500	181,329,945
Textiles, Apparel & Luxury Goods – 1.3%
NIKE Inc	605,354	37,864,893
VF Corp	414,281	30,656,794
		68,521,687
Tobacco – 3.2%
Altria Group Inc	2,365,959	168,953,132
Total Common Stocks (cost $3,136,791,731)		5,249,651,217
Preferred Stocks – 0.2%
Pharmaceuticals – 0.2%
Allergan PLC, 5.5000% (cost $16,276,000)	16,276	9,541,805
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Cash Liquidity Fund LLC, 1.2731%ºº,£ (cost $6,763,000)	6,763,000	6,763,000
Total Investments (total cost $3,159,830,731) – 99.9%		5,265,956,022
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		6,522,770
Net Assets – 100%		$5,272,478,792

Summary of Investments by Country - (Long Positions) (unaudited)

		% of Investment Securities

Country	Value
United States	$5,239,715,774	99.5%
Canada	26,240,248	0.5

Total	$5,265,956,022	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	$4,488	$—	$—	$6,763,000

(1) For securities that were affiliated for a portion of the period ended December 31, 2017, this column reflects amounts for the entire period ended December 31, 2017 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 12/31/17
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	5,584,000	36,269,518	(35,090,518)	6,763,000

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2017 is $154,339, which represents 0.0% of net assets.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2017)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III	1/30/13	$190,261	$154,339	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Oil, Gas & Consumable Fuels	$116,680,961	$26,240,248	$-
Real Estate Investment Trusts (REITs)	-	-	154,339
All Other	5,106,575,669	-	-
Preferred Stocks	-	9,541,805	-
Investment Companies	-	6,763,000	-
Total Assets	$5,223,256,630	$42,545,053	$154,339

Organization and Significant Accounting Policies

Janus Henderson Growth and Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth and current income. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2017.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $25,047,623 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2017 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson International Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 96.0%
Air Freight & Logistics – 3.3%
Deutsche Post AG	3,352,380	$159,234,998
Auto Components – 5.2%
Bridgestone Corp	1,363,300	63,410,074
Continental AG	707,647	191,023,656
		254,433,730
Automobiles – 4.0%
Renault SA	1,400,000	140,693,697
Subaru Corp	1,661,100	52,598,826
		193,292,523
Banks – 10.2%
Alpha Bank AE*	5,000,000	10,715,397
Banco Bradesco SA	1,985,202	18,936,991
Barclays PLC	20,500,000	55,884,868
Credit Agricole SA	7,188,050	118,730,051
HDFC Bank Ltd	1,352,532	39,675,865
ING Groep NV	6,348,439	116,802,067
Mitsubishi UFJ Financial Group Inc	13,924,500	102,183,200
Standard Bank Group Ltd	2,302,438	36,489,972
		499,418,411
Beverages – 1.1%
Treasury Wine Estates Ltd	4,445,616	55,284,512
Biotechnology – 2.3%
Shire PLC	2,150,000	111,495,599
Consumer Finance – 0.6%
American Express Co	318,282	31,608,585
Diversified Financial Services – 3.4%
Ayala Corp	1,872,840	38,089,951
Standard Life Aberdeen PLC	22,038,673	129,811,767
		167,901,718
Diversified Telecommunication Services – 1.7%
BT Group PLC	23,000,000	84,196,922
Electronic Equipment, Instruments & Components – 3.0%
Delta Electronics Inc	4,528,900	21,815,245
Largan Precision Co Ltd	180,000	24,248,018
Murata Manufacturing Co Ltd	386,700	51,691,074
TDK Corp	598,500	47,779,126
		145,533,463
Food & Staples Retailing – 0.2%
Shoprite Holdings Ltd	655,446	11,758,202
Food Products – 1.7%
Uni-President Enterprises Corp	37,904,000	84,039,008
Health Care Providers & Services – 1.7%
Fresenius SE & Co KGaA	1,063,704	82,810,064
Hotels, Restaurants & Leisure – 2.3%
Sodexo SA	840,345	112,815,886
Household Durables – 1.0%
Techtronic Industries Co Ltd	7,314,000	47,672,949
Independent Power and Renewable Electricity Producers – 0.4%
Engie Brasil Energia SA	2,048,806	21,869,982
Industrial Conglomerates – 2.4%
Siemens AG	830,000	115,147,596
Information Technology Services – 7.5%
Amadeus IT Group SA	1,767,419	127,197,378
Fujitsu Ltd	11,153,000	79,064,057
Infosys Ltd	2,578,210	42,043,136
Mastercard Inc	319,300	48,329,248
Tata Consultancy Services Ltd	1,044,921	44,221,940
Visa Inc	222,124	25,326,578
		366,182,337
Insurance – 3.2%
AIA Group Ltd	7,524,800	64,175,943
Saga PLC	24,066,374	40,961,299
Tokio Marine Holdings Inc	1,098,800	50,157,451
		155,294,693
Internet & Direct Marketing Retail – 0.7%
Priceline Group Inc*	18,468	32,092,582
Internet Software & Services – 5.0%
Alibaba Group Holding Ltd (ADR)*	330,917	57,060,018

Shares		Value
Common Stocks – (continued)
Internet Software & Services – (continued)
Alphabet Inc - Class C*	41,465	$43,388,976
Facebook Inc*	192,182	33,912,436
Tencent Holdings Ltd	1,389,900	71,853,156
Yahoo Japan Corp	8,431,000	38,667,934
		244,882,520
Life Sciences Tools & Services – 0.8%
ICON PLC*	350,757	39,337,398
Machinery – 2.6%
FANUC Corp	314,500	75,571,421
Komatsu Ltd	1,373,000	49,741,385
		125,312,806
Media – 1.3%
Dentsu Inc	1,473,200	62,165,551
Oil, Gas & Consumable Fuels – 2.0%
Kosmos Energy Ltd*	12,000,000	82,200,000
Lundin Petroleum AB*	750,000	17,166,094
		99,366,094
Personal Products – 0.9%
LG Household & Health Care Ltd*	39,909	44,250,666
Pharmaceuticals – 3.6%
Bayer AG	1,000,000	124,359,815
Takeda Pharmaceutical Co Ltd	921,600	52,184,802
		176,544,617
Professional Services – 2.6%
RELX NV	5,419,602	124,575,210
Real Estate Management & Development – 1.8%
City Developments Ltd	3,287,900	30,584,660
Mitsui Fudosan Co Ltd	2,470,200	55,384,178
		85,968,838
Semiconductor & Semiconductor Equipment – 1.4%
Taiwan Semiconductor Manufacturing Co Ltd	2,717,000	20,883,568
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,189,464	47,162,248
		68,045,816
Software – 5.3%
Micro Focus International PLC	2,800,000	95,008,170
Microsoft Corp	421,573	36,061,354
SAP SE	1,152,254	129,186,248
		260,255,772
Specialty Retail – 2.8%
Hennes & Mauritz AB	2,500,000	51,533,371
Kingfisher PLC	18,500,000	84,320,504
		135,853,875
Technology Hardware, Storage & Peripherals – 1.6%
Apple Inc	258,832	43,802,139
Samsung Electronics Co Ltd	14,068	33,427,785
		77,229,924
Textiles, Apparel & Luxury Goods – 3.1%
Pandora A/S	1,375,000	149,669,596
Thrifts & Mortgage Finance – 2.0%
Housing Development Finance Corp Ltd	3,606,135	96,524,000
Tobacco – 1.3%
Japan Tobacco Inc	1,987,500	64,022,166
Water Utilities – 0.7%
Aguas Andinas SA	50,188,307	33,249,396
Wireless Telecommunication Services – 1.3%
SoftBank Group Corp	790,400	62,452,393
Total Common Stocks (cost $3,670,472,209)		4,681,790,398
Preferred Stocks – 0.9%
Technology Hardware, Storage & Peripherals – 0.9%
Samsung Electronics Co Ltd (cost $25,476,422)	22,064	43,017,883
Investment Companies – 2.5%
Money Markets – 2.5%
Fidelity Investments Money Market Treasury Portfolio, 1.1400%ºº (cost $120,684,856)	120,684,856	120,684,856
Total Investments (total cost $3,816,633,487) – 99.4%		4,845,493,137
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		30,414,737
Net Assets – 100%		$4,875,907,874

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$907,073,638	18.7%
Germany	801,762,377	16.6
United Kingdom	601,679,129	12.4
United States	497,406,754	10.3
France	372,239,634	7.7
Netherlands	241,377,277	5.0
India	222,464,941	4.6
Taiwan	198,148,087	4.1
Denmark	149,669,596	3.1
China	128,913,174	2.7
Spain	127,197,378	2.6
South Korea	120,696,334	2.5
Hong Kong	111,848,892	2.3
Sweden	68,699,465	1.4
Australia	55,284,512	1.1
South Africa	48,248,174	1.0
Brazil	40,806,973	0.8
Ireland	39,337,398	0.8
Philippines	38,089,951	0.8
Chile	33,249,396	0.7
Singapore	30,584,660	0.6
Greece	10,715,397	0.2

Total	$4,845,493,137	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Air Freight & Logistics	$-	$159,234,998	$-
Auto Components	-	254,433,730	-
Automobiles	-	193,292,523	-
Banks	-	499,418,411	-
Beverages	-	55,284,512	-
Biotechnology	-	111,495,599	-
Diversified Financial Services	-	167,901,718	-
Diversified Telecommunication Services	-	84,196,922	-
Electronic Equipment, Instruments & Components	-	145,533,463	-
Food & Staples Retailing	-	11,758,202	-
Food Products	-	84,039,008	-
Health Care Providers & Services	-	82,810,064	-
Hotels, Restaurants & Leisure	-	112,815,886	-

Household Durables	-	47,672,949	-
Independent Power and Renewable Electricity Producers	-	21,869,982	-
Industrial Conglomerates	-	115,147,596	-
Information Technology Services	73,655,826	292,526,511	-
Insurance	-	155,294,693	-
Internet Software & Services	134,361,430	110,521,090	-
Machinery	-	125,312,806	-
Media	-	62,165,551	-
Oil, Gas & Consumable Fuels	82,200,000	17,166,094	-
Personal Products	-	44,250,666	-
Pharmaceuticals	-	176,544,617	-
Professional Services	-	124,575,210	-
Real Estate Management & Development	-	85,968,838	-
Semiconductor & Semiconductor Equipment	47,162,248	20,883,568	-
Software	36,061,354	224,194,418	-
Specialty Retail	-	135,853,875	-
Technology Hardware, Storage & Peripherals	43,802,139	33,427,785	-
Textiles, Apparel & Luxury Goods	-	149,669,596	-
Thrifts & Mortgage Finance	-	96,524,000	-
Tobacco	-	64,022,166	-
Water Utilities	-	33,249,396	-
Wireless Telecommunication Services	-	62,452,393	-
All Other	103,038,565	-	-
Preferred Stocks	-	43,017,883	-
Investment Companies	120,684,856	-	-
Total Assets	$640,966,418	$4,204,526,719	$-

Organization and Significant Accounting Policies

Janus Henderson International Opportunities Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation primarily through investment in equities of non-U.S. companies. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $3,938,957,700 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson International Small Cap Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 97.2%
Auto Components – 7.8%
Eagle Industry Co Ltd	7,000	$130,514
Leoni AG	1,648	122,909
Sanden Holdings Corp*	6,500	130,346
Showa Corp	14,100	175,139
TS Tech Co Ltd	3,200	131,465
Xinyi Glass Holdings Ltd*	110,000	143,309
		833,682
Banks – 2.7%
FinecoBank Banca Fineco SpA	11,903	121,648
SpareBank 1 SMN	16,794	168,266
		289,914
Building Products – 2.4%
Sanwa Holdings Corp	9,300	128,075
Takasago Thermal Engineering Co Ltd	7,100	130,180
		258,255
Capital Markets – 4.0%
Banca Generali SpA	4,243	140,945
EFG International AG*	14,082	148,937
GAM Holding AG*	8,905	143,542
		433,424
Chemicals – 2.4%
Nippon Soda Co Ltd	19,000	126,321
Tokuyama Corp	4,000	130,096
		256,417
Communications Equipment – 1.1%
VTech Holdings Ltd	9,400	123,192
Construction & Engineering – 6.6%
Kumagai Gumi Co Ltd	3,400	95,285
Maire Tecnimont SpA	42,685	220,480
Peab AB	14,742	126,831
Penta-Ocean Construction Co Ltd	16,800	125,294
Toda Corp	17,000	136,279
		704,169
Diversified Telecommunication Services – 1.5%
Com Hem Holding AB	10,783	164,871
Electrical Equipment – 1.0%
Philips Lighting NV	3,078	112,964
Electronic Equipment, Instruments & Components – 8.7%
ALSO Holding AG*	883	121,421
Datalogic SpA	3,292	121,457
Electrocomponents PLC	24,209	204,444
Koa Corp	5,600	114,982
V Technology Co Ltd	1,100	177,449
Venture Corp Ltd	12,700	194,120
		933,873
Energy Equipment & Services – 1.3%
Subsea 7 SA	9,424	141,243
Food & Staples Retailing – 3.1%
Matsumotokiyoshi Holdings Co Ltd	4,100	168,271
Metcash Ltd	66,010	160,276
		328,547
Food Products – 4.5%
a2 Milk Co Ltd*	27,879	159,104
Costa Group Holdings Ltd	24,919	128,044
Health and Happiness H&H International Holdings Ltd*	19,000	126,106
Norway Royal Salmon ASA	4,221	69,255
		482,509
Hotels, Restaurants & Leisure – 4.6%
GVC Holdings PLC	11,058	138,051
LeoVegas AB	18,550	189,412
Scandic Hotels Group AB	11,323	162,364
		489,827
Household Durables – 5.1%
Bellway PLC	2,791	134,190
Crest Nicholson Holdings, Ltd.	17,297	126,635
JM AB	3,954	89,988
Redrow PLC	22,212	196,726
		547,539

Shares		Value
Common Stocks – (continued)
Information Technology Services – 3.8%
Itochu Techno-Solutions Corp	3,500	$151,723
NEC Networks & System Integration Corp	5,200	137,242
Sopra Steria Group	630	117,618
		406,583
Insurance – 3.5%
ASR Nederland NV	3,992	164,157
Storebrand ASA	26,110	212,308
		376,465
Internet & Direct Marketing Retail – 1.5%
N Brown Group PLC	44,030	160,852
Leisure Products – 1.0%
Tomy Co Ltd	8,000	108,641
Machinery – 3.5%
Bobst Group SA	936	124,305
Pfeiffer Vacuum Technology AG	691	129,123
Sodick Co Ltd	9,200	119,527
		372,955
Marine – 1.1%
Dfds A/S	2,218	118,332
Media – 2.9%
Metropole Television SA	5,376	138,871
Nine Entertainment Co Holdings Ltd	148,585	177,808
		316,679
Multi-Utilities – 1.6%
Iren SpA	56,619	169,802
Oil, Gas & Consumable Fuels – 1.4%
Gaztransport Et Technigaz SA	2,517	151,274
Paper & Forest Products – 1.2%
Navigator Co SA	24,309	123,862
Personal Products – 1.3%
Oriflame Holding AG	3,362	138,560
Professional Services – 4.1%
en-japan Inc	6,800	320,075
JAC Recruitment Co Ltd	6,000	116,431
		436,506
Real Estate Management & Development – 2.2%
Goldcrest Co Ltd	5,100	102,801
Yanlord Land Group Ltd	109,300	132,405
		235,206
Semiconductor & Semiconductor Equipment – 2.9%
BE Semiconductor Industries NV	3,782	315,954
Software – 2.5%
Broadleaf Co Ltd	18,500	171,632
Marvelous Inc	11,000	101,443
		273,075
Specialty Retail – 1.2%
Luk Fook Holdings International Ltd	30,000	128,594
Technology Hardware, Storage & Peripherals – 1.2%
S&T AG	6,134	132,305
Thrifts & Mortgage Finance – 0.9%
OneSavings Bank PLC	16,578	92,243
Trading Companies & Distributors – 2.6%
Bossard Holding AG	527	124,089
Seven Group Holdings Ltd	12,674	150,747
		274,836
Total Common Stocks (cost $9,025,288)		10,433,150
Investment Companies – 1.3%
Money Markets – 1.3%
Fidelity Investments Money Market Treasury Portfolio, 1.1400%ºº (cost $143,345)	143,345	143,345
Total Investments (total cost $9,168,633) – 98.5%		10,576,495
Cash, Receivables and Other Assets, net of Liabilities – 1.5%		156,990
Net Assets – 100%		$10,733,485

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$3,229,211	30.5%
United Kingdom	1,053,141	10.0
Sweden	872,026	8.2

Italy	774,332	7.3
Switzerland	662,294	6.3
Australia	616,875	5.8
Netherlands	593,075	5.6
Norway	591,072	5.6
Hong Kong	521,201	4.9
France	407,763	3.9
Germany	384,337	3.6
Singapore	326,525	3.1
New Zealand	159,104	1.5
United States	143,345	1.4
Portugal	123,862	1.2
Denmark	118,332	1.1

Total	$10,576,495	100.0%

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

				Level 2 -		Level 3 -
		Level 1 -		Other Significant		Significant
		Quotes Prices		Observable Inputs		Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$ - $	-	$ - $	10,433,150	$ - $	-
Investment Companies		143,345		-		-
Total Assets		$143,345		$10,433,150		$-

Organization and Significant Accounting Policies

Janus Henderson International Small Cap Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange

(“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $6,551,042 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current year and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson International Value Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares or Principal Amounts		Value
Common Stocks – 91.8%
Aerospace & Defense – 4.1%
BAE Systems PLC	192,382	$1,479,377
Meggitt PLC	104,330	675,410
		2,154,787
Automobiles – 4.7%
Honda Motor Co Ltd	34,200	1,172,721
Hyundai Motor Co	9,202	1,340,780
		2,513,501
Banks – 3.3%
Bank of Ireland Group PLC*	14,288	121,530
Lloyds Banking Group PLC	1,061,619	971,934
Royal Bank of Scotland Group PLC*	178,874	667,044
		1,760,508
Beverages – 4.2%
Diageo PLC	48,866	1,788,072
Stock Spirits Group PLC	116,085	421,112
		2,209,184
Capital Markets – 1.2%
Deutsche Boerse AG	5,555	643,825
Chemicals – 2.4%
Nitto FC Co Ltd	19,100	141,594
Potash Corp of Saskatchewan Inc	38,038	780,251
Tikkurila Oyj	16,142	344,372
		1,266,217
Commercial Services & Supplies – 2.2%
Daiseki Co Ltd	12,300	342,382
Secom Co Ltd	7,500	566,495
Secom Joshinetsu Co Ltd	7,000	263,467
		1,172,344
Communications Equipment – 0.4%
Icom Inc	8,800	205,777
Construction Materials – 3.1%
HeidelbergCement AG	7,414	802,483
Vicat SA	10,719	845,930
		1,648,413
Diversified Consumer Services – 0.1%
Shingakukai Holdings Co Ltd	13,100	79,495
Diversified Telecommunication Services – 3.3%
Singapore Telecommunications Ltd	485,900	1,297,275
Telenor ASA	19,867	425,705
		1,722,980
Electrical Equipment – 1.1%
Cosel Co Ltd	35,500	583,224
Electronic Equipment, Instruments & Components – 0.3%
Kitagawa Industries Co Ltd	10,488	141,118
Food Products – 6.1%
Danone SA	15,938	1,336,040
Nestle SA	14,712	1,264,558
Orkla ASA	60,371	640,199
		3,240,797
Health Care Providers & Services – 1.4%
BML Inc	19,900	495,497
Toho Holdings Co Ltd	10,500	237,533
		733,030
Hotels, Restaurants & Leisure – 1.0%
Grand Korea Leisure Co Ltd	19,166	523,389
Industrial Conglomerates – 1.8%
CK Hutchison Holdings Ltd	76,184	956,519
Information Technology Services – 2.5%
Infosys Ltd (ADR)	58,258	944,945
Transcosmos Inc	13,900	354,655
		1,299,600
Insurance – 1.4%
Sompo Holdings Inc	19,758	761,849
Internet Software & Services – 1.6%
Yahoo Japan Corp	186,300	854,446
Machinery – 4.8%
ANDRITZ AG	10,926	616,897
Ebara Corp	24,000	915,346

Shares or Principal Amounts		Value
Common Stocks – (continued)
Machinery – (continued)
GEA Group AG	20,796	$997,027
		2,529,270
Media – 1.2%
Grupo Televisa SAB (ADR)	34,566	645,347
Multi-Utilities – 1.4%
Engie SA	42,231	725,498
Oil, Gas & Consumable Fuels – 4.2%
BP PLC (ADR)	26,747	1,124,176
Canadian Natural Resources Ltd	11,819	422,430
Cenovus Energy Inc	20,397	186,313
Royal Dutch Shell PLC - Class A	15,323	512,866
		2,245,785
Personal Products – 2.6%
CLIO Cosmetics Co Ltd*	8,745	300,354
Unilever NV	19,235	1,080,573
		1,380,927
Pharmaceuticals – 10.9%
GlaxoSmithKline PLC	46,229	817,535
Novartis AG	18,060	1,527,216
Roche Holding AG	5,215	1,319,437
Sanofi	19,799	1,704,556
Taisho Pharmaceutical Holdings Co Ltd	4,700	374,367
		5,743,111
Professional Services – 2.0%
Bureau Veritas SA	19,812	541,602
Pagegroup PLC	79,338	497,403
		1,039,005
Real Estate Management & Development – 2.8%
Brookfield Real Estate Services Inc	23,946	314,758
CK Asset Holdings Ltd	39,178	342,462
Foxtons Group PLC	306,423	337,480
LSL Property Services PLC	136,236	508,424
		1,503,124
Specialty Retail – 0.8%
Lookers PLC	177,208	246,139
Vertu Motors PLC	273,886	186,643
		432,782
Textiles, Apparel & Luxury Goods – 1.8%
Cie Financiere Richemont SA	10,365	938,718
Tobacco – 7.3%
Imperial Brands PLC	17,313	739,729
KT&G Corp	4,151	447,989
Scandinavian Tobacco Group A/S	46,208	893,860
Swedish Match AB	45,076	1,774,899
		3,856,477
Trading Companies & Distributors – 0.8%
Travis Perkins PLC	21,160	447,322
Wireless Telecommunication Services – 5.0%
America Movil SAB de CV	1,518,781	1,309,520
Rogers Communications Inc	7,292	371,621
Vodafone Group PLC	301,903	953,550
		2,634,691
Total Common Stocks (cost $43,506,037)		48,593,060
Repurchase Agreements – 7.8%
Undivided interest of 6.5% in a joint repurchase agreement (principal amount $62,900,000 with a maturity value of $62,908,946) with ING Financial Markets LLC, 1.2800%, dated 12/29/17, maturing 1/2/18 to be repurchased at $4,100,583 collateralized by $63,040,793 in U.S. Treasuries 0.6250% - 3.0000%, 4/30/18 - 8/15/46 with a value of $64,167,204 (cost $4,100,000)	$4,100,000	4,100,000
Total Investments (total cost $47,606,037) – 99.6%		52,693,060
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		234,055
Net Assets – 100%		$52,927,115

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$12,374,216	23.5%
Japan	7,489,966	14.2
France	5,153,626	9.8
Switzerland	5,049,929	9.6
United States	4,100,000	7.8
South Korea	2,612,512	5.0
Germany	2,443,335	4.6
Canada	2,075,373	3.9
Mexico	1,954,867	3.7
Sweden	1,774,899	3.4
Hong Kong	1,298,981	2.5
Singapore	1,297,275	2.5
Netherlands	1,080,573	2.0
Norway	1,065,904	2.0
India	944,945	1.8
Denmark	893,860	1.7
Austria	616,897	1.2
Finland	344,372	0.6
Ireland	121,530	0.2

Total	$52,693,060	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$2,154,787	$-
Automobiles	-	2,513,501	-
Banks	-	1,760,508	-
Beverages	-	2,209,184	-
Capital Markets	-	643,825	-
Chemicals	-	1,266,217	-
Commercial Services & Supplies	-	1,172,344	-
Communications Equipment	-	205,777	-
Construction Materials	-	1,648,413	-
Diversified Consumer Services	-	79,495	-
Diversified Telecommunication Services	-	1,722,980	-
Electrical Equipment	-	583,224	-

Electronic Equipment, Instruments & Components	-	141,118	-
Food Products	-	3,240,797	-
Health Care Providers & Services	-	733,030	-
Hotels, Restaurants & Leisure	-	523,389	-
Industrial Conglomerates	-	956,519	-
Information Technology Services	944,945	354,655	-
Insurance	-	761,849	-
Internet Software & Services	-	854,446	-
Machinery	-	2,529,270	-
Media	645,347	-	-
Multi-Utilities	-	725,498	-
Oil, Gas & Consumable Fuels	1,124,176	1,121,609	-
Personal Products	-	1,380,927	-
Pharmaceuticals	-	5,743,111	-
Professional Services	-	1,039,005	-
Real Estate Management & Development	-	1,503,124	-
Specialty Retail	-	432,782	-
Textiles, Apparel & Luxury Goods	-	938,718	-
Tobacco	-	3,856,477	-
Trading Companies & Distributors	-	447,322	-
Wireless Telecommunication Services	-	2,634,691	-
Repurchase Agreements	-	4,100,000	-
Total Assets	$2,714,468	$49,978,592	$-

Organization and Significant Accounting Policies

Janus Henderson International Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $44,495,696 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund, to the extent that emerging markets may be included in its benchmark index, may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices

(including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares or Contract Amounts		Value
Common Stocks – 98.4%
Aerospace & Defense – 2.3%
Safran SA	388,408	$39,934,873
Automobiles – 1.8%
Mahindra & Mahindra Ltd	2,652,200	31,148,668
Banks – 15.9%
BNP Paribas SA	1,006,839	75,074,700
China Construction Bank Corp	45,045,000	41,434,813
ING Groep NV	3,191,751	58,723,588
Intesa Sanpaolo SpA	2,583,940	8,568,683
Mitsubishi UFJ Financial Group Inc	9,322,500	68,411,999
Permanent TSB Group Holdings PLC*	7,893,218	21,306,873
		273,520,656
Beverages – 6.0%
Ambev SA	5,448,900	35,324,929
Diageo PLC	1,857,715	67,976,259
		103,301,188
Biotechnology – 1.7%
Shire PLC	571,334	29,628,477
Chemicals – 0.9%
Shin-Etsu Chemical Co Ltd	152,100	15,428,765
Construction & Engineering – 3.2%
13 Holdings Ltd*,£	67,791,300	2,723,820
Eiffage SA	474,048	51,935,194
		54,659,014
Diversified Telecommunication Services – 3.9%
Nippon Telegraph & Telephone Corp	1,434,500	67,510,198
Food Products – 0.7%
Associated British Foods PLC	331,946	12,616,992
Hotels, Restaurants & Leisure – 4.8%
BK Brasil Operacao e Assessoria a Restaurantes SA*	1,168,561	6,166,456
GVC Holdings PLC	5,041,083	62,934,410
Merlin Entertainments PLC	2,710,570	13,247,833
		82,348,699
Household Durables – 2.0%
Sony Corp	768,000	34,502,396
Industrial Conglomerates – 3.1%
Seibu Holdings Inc	643,800	12,163,789
Siemens AG	297,720	41,303,304
		53,467,093
Insurance – 7.2%
AIA Group Ltd	5,897,000	50,293,102
NN Group NV	748,013	32,339,415
Sony Financial Holdings Inc	2,333,400	41,354,217
		123,986,734
Internet & Direct Marketing Retail – 2.9%
Ctrip.com International Ltd (ADR)*,†	557,170	24,571,197
MakeMyTrip Ltd*,†	850,043	25,373,784
		49,944,981
Internet Software & Services – 7.7%
Alibaba Group Holding Ltd (ADR)*,œ	435,625	75,114,819
Tencent Holdings Ltdœ	1,110,900	57,429,794
		132,544,613
Metals & Mining – 6.1%
Constellium NV*	1,015,267	11,320,227
Hindustan Zinc Ltd	8,149,485	39,309,904
Rio Tinto Ltd	921,811	54,391,071
		105,021,202
Multi-Utilities – 0.7%
National Grid PLC	951,990	11,180,879
Oil, Gas & Consumable Fuels – 5.6%
Canadian Natural Resources Ltd†	1,220,321	43,589,866
Petroleo Brasileiro SA (ADR)*	2,506,420	25,791,062
Sequa Petroleum NV*	3,744,180	44,919
Total SA	498,682	27,511,560
		96,937,407
Pharmaceuticals – 5.3%
AstraZeneca PLC	270,248	18,541,676
Eisai Co Ltd	325,100	18,409,413
Indivior PLC*	2,597,851	14,139,089

Shares or Contract Amounts		Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Sanofi	470,445	$40,502,035
		91,592,213
Real Estate Management & Development – 0.8%
Leopalace21 Corp	1,658,800	12,900,371
Semiconductor & Semiconductor Equipment – 4.8%
ASML Holding NV	285,635	49,548,171
Taiwan Semiconductor Manufacturing Co Ltd	4,231,000	32,520,565
		82,068,736
Software – 2.1%
Nexon Co Ltd*	1,216,700	35,362,186
Specialty Retail – 0.9%
Industria de Diseno Textil SA	456,438	15,873,684
Technology Hardware, Storage & Peripherals – 2.1%
Samsung Electronics Co Ltd	15,112	35,908,493
Textiles, Apparel & Luxury Goods – 3.7%
Cie Financiere Richemont SA	257,762	23,344,510
Samsonite International SA	8,748,600	40,187,786
		63,532,296
Thrifts & Mortgage Finance – 1.3%
LIC Housing Finance Ltd	2,522,993	22,232,822
Transportation Infrastructure – 0.4%
CCR SA	1,449,700	7,043,296
Water Utilities – 0.5%
Cia de Saneamento do Parana	419,560	7,578,218
Total Common Stocks (cost $1,281,399,516)		1,691,775,150
Investment Companies – 0.7%
Money Markets – 0.7%
Janus Cash Liquidity Fund LLC, 1.2731%ºº,£ (cost $12,679,703)	12,679,703	12,679,703
OTC Purchased Options – Puts – 0.1%
Counterparty/Reference Asset
Bank of America:
Alibaba Group Holding Ltd (ADR),
Notional amount $26,261,089, premiums paid $1,923,549, unrealized depreciation $(120,681), exercise price $170.00, expires 6/15/18*	1,523	1,802,868
UBS AG:
Tencent Holdings Ltd,
Notional amount $19,950,260, premiums paid $831,743, unrealized depreciation $(553,238), exercise price 320.00 HKD, expires 6/28/18*	3,839	278,505
Total OTC Purchased Options – Puts (premiums paid $2,755,292, unrealized depreciation $(673,919))		2,081,373
Total Investments (total cost $1,296,834,511) – 99.2%		1,706,536,226
Cash, Receivables and Other Assets, net of Liabilities – 0.8%		13,265,731
Net Assets – 100%		$1,719,801,957

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$306,043,334	17.9%
France	246,278,589	14.4
United Kingdom	230,265,615	13.5
China	200,631,996	11.8
Netherlands	140,656,093	8.2
India	118,065,178	6.9
Hong Kong	93,204,708	5.5
Brazil	81,903,961	4.8
Australia	54,391,071	3.2
Canada	43,589,866	2.6
Germany	41,303,304	2.4
South Korea	35,908,493	2.1
Taiwan	32,520,565	1.9
Switzerland	23,344,510	1.4
Ireland	21,306,873	1.3
Spain	15,873,684	0.9
United States	12,679,703	0.7
Italy	8,568,683	0.5

Total	$1,706,536,226	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Common Stocks – 0.2%
Construction & Engineering – 0.2%
13 Holdings Ltd*	$—	$—	$(4,566,220)	$2,723,820
Investment Companies – 0.7%
Money Markets – 0.7%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	33,845	—	—	12,679,703
Total Affiliated Investments – 0.9%	$33,845	$—	$(4,566,220)	$15,403,523

(1)For securities that were affiliated for a portion of the period ended December 31, 2017, this column reflects amounts for the entire period ended December 31, 2017 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 12/31/17
Common Stocks – 0.2%
Construction & Engineering – 0.2%
13 Holdings Ltd*	67,791,300	—	—	67,791,300

Investment Companies – 0.7%
Money Markets – 0.7%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	20,503,346	62,339,357	(70,163,000)	12,679,703

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2017

Market Value
Purchased options contracts, put	$ 1,971,400

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2017, is $73,468,819.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

œ	Security held in connection with an open put or call option.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$39,934,873	$-
Automobiles	-	31,148,668	-
Banks	-	273,520,656	-
Beverages	-	103,301,188	-
Biotechnology	-	29,628,477	-
Chemicals	-	15,428,765	-
Construction & Engineering	-	54,659,014	-
Diversified Telecommunication Services	-	67,510,198	-
Food Products	-	12,616,992	-
Hotels, Restaurants & Leisure	-	82,348,699	-
Household Durables	-	34,502,396	-
Industrial Conglomerates	-	53,467,093	-
Insurance	-	123,986,734	-
Internet & Direct Marketing Retail	49,944,981	-	-
Internet Software & Services	75,114,819	57,429,794	-
Metals & Mining	11,320,227	93,700,975	-
Multi-Utilities	-	11,180,879	-
Oil, Gas & Consumable Fuels	69,380,928	27,556,479	-
Pharmaceuticals	-	91,592,213	-
Real Estate Management & Development	-	12,900,371	-
Semiconductor & Semiconductor Equipment	-	82,068,736	-
Software	-	35,362,186	-
Specialty Retail	-	15,873,684	-
Technology Hardware, Storage & Peripherals	-	35,908,493	-
Textiles, Apparel & Luxury Goods	-	63,532,296	-
Thrifts & Mortgage Finance	-	22,232,822	-
Transportation Infrastructure	-	7,043,296	-
Water Utilities	-	7,578,218	-
Investment Companies	-	12,679,703	-
OTC Purchased Options – Puts	-	2,081,373	-
Total Assets	$205,760,955	$1,500,775,271	$-

Organization and Significant Accounting Policies

Janus Henderson Overseas Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $1,449,979,933 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased put options on various equity securities for the purpose of decreasing exposure to individual equity risk.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the

Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2017 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Research Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 99.3%
Aerospace & Defense – 2.3%
General Dynamics Corp	896,118	$182,315,207
Northrop Grumman Corp	407,894	125,186,747
		307,501,954
Airlines – 1.0%
United Continental Holdings Inc*	2,027,845	136,676,753
Auto Components – 1.2%
Aptiv PLC	1,898,547	161,053,742
Beverages – 1.8%
Coca-Cola Co	5,150,858	236,321,365
Biotechnology – 4.7%
AnaptysBio Inc*	301,298	30,346,734
Biogen Inc*	543,976	173,294,434
Celgene Corp*	1,517,402	158,356,073
Insmed Inc*	1,332,071	41,533,974
Puma Biotechnology Inc*	1,116,896	110,405,170
Regeneron Pharmaceuticals Inc*	302,782	113,833,921
		627,770,306
Building Products – 0.7%
AO Smith Corp	1,612,524	98,815,471
Capital Markets – 1.8%
Blackstone Group LP	1,359,673	43,536,729
Intercontinental Exchange Inc	1,242,822	87,693,520
TD Ameritrade Holding Corp	2,261,174	115,613,827
		246,844,076
Chemicals – 3.1%
Air Products & Chemicals Inc	1,180,459	193,689,713
Monsanto Co	585,366	68,359,041
Sherwin-Williams Co	388,544	159,318,582
		421,367,336
Construction Materials – 1.1%
Vulcan Materials Co	1,175,252	150,867,099
Consumer Finance – 0.5%
Synchrony Financial	1,691,511	65,309,240
Containers & Packaging – 1.8%
Ball Corp	2,841,854	107,564,174
Sealed Air Corp	2,767,978	136,461,315
		244,025,489
Diversified Consumer Services – 0.5%
ServiceMaster Global Holdings Inc*	1,312,905	67,312,639
Electrical Equipment – 2.1%
AMETEK Inc	2,008,026	145,521,644
Sensata Technologies Holding NV*	2,752,476	140,679,048
		286,200,692
Electronic Equipment, Instruments & Components – 2.0%
Amphenol Corp	1,410,682	123,857,880
Flex Ltd*	7,871,885	141,615,211
		265,473,091
Equity Real Estate Investment Trusts (REITs) – 2.1%
American Tower Corp	1,666,873	237,812,771
Invitation Homes Inc	1,748,028	41,201,020
		279,013,791
Food & Staples Retailing – 0.9%
Costco Wholesale Corp	646,781	120,378,880
Food Products – 0.8%
Hershey Co	913,017	103,636,560
Health Care Equipment & Supplies – 1.6%
Boston Scientific Corp*	4,769,435	118,234,294
DexCom Inc*	1,807,699	103,743,846
		221,978,140
Health Care Providers & Services – 3.0%
Aetna Inc	799,993	144,310,737
Humana Inc	586,531	145,500,745
Universal Health Services Inc	1,011,096	114,607,732
		404,419,214
Health Care Technology – 0.6%
athenahealth Inc*	654,143	87,027,185
Hotels, Restaurants & Leisure – 4.3%
Aramark	1,848,788	79,017,199

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Dunkin' Brands Group Inc	1,203,903	$77,615,626
McDonald's Corp	1,284,001	221,002,252
Norwegian Cruise Line Holdings Ltd*	542,053	28,864,322
Starbucks Corp	3,045,093	174,879,691
		581,379,090
Independent Power and Renewable Electricity Producers – 0.3%
NRG Energy Inc	1,427,520	40,655,770
Information Technology Services – 5.7%
Amdocs Ltd	1,119,225	73,286,853
Gartner Inc*	646,162	79,574,850
Mastercard Inc	1,673,186	253,253,433
Vantiv Inc*	697,852	51,327,015
Visa Inc	2,754,790	314,101,156
		771,543,307
Insurance – 0.9%
Progressive Corp	2,273,212	128,027,300
Internet & Direct Marketing Retail – 5.4%
Amazon.com Inc*	453,958	530,890,262
Priceline Group Inc*	91,857	159,623,583
Wayfair Inc*	553,534	44,432,174
		734,946,019
Internet Software & Services – 9.4%
Alphabet Inc - Class C*	737,835	772,070,544
CoStar Group Inc*	396,315	117,685,739
Facebook Inc*	2,139,843	377,596,696
		1,267,352,979
Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific Inc	599,120	113,760,906
Machinery – 1.5%
Illinois Tool Works Inc	1,192,015	198,887,703
Media – 3.0%
Comcast Corp	5,319,198	213,033,880
Walt Disney Co	1,733,180	186,334,182
		399,368,062
Oil, Gas & Consumable Fuels – 0.6%
Anadarko Petroleum Corp	772,424	41,432,823
Enterprise Products Partners LP	1,342,194	35,581,563
		77,014,386
Personal Products – 1.0%
Estee Lauder Cos Inc	1,079,474	137,352,272
Pharmaceuticals – 2.0%
Allergan PLC	433,736	70,950,535
Eli Lilly & Co	2,284,451	192,944,731
		263,895,266
Professional Services – 0.5%
Verisk Analytics Inc*	765,064	73,446,144
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III (144A)¢,£,§	6,344,053	407,506
Road & Rail – 1.7%
CSX Corp	4,050,282	222,806,013
Semiconductor & Semiconductor Equipment – 4.5%
Broadcom Ltd	861,214	221,245,877
Microchip Technology Inc	1,703,078	149,666,495
Texas Instruments Inc	2,220,751	231,935,234
		602,847,606
Software – 11.6%
Activision Blizzard Inc	3,306,808	209,387,082
Adobe Systems Inc*	1,708,328	299,367,399
Cadence Design Systems Inc*	1,936,319	80,976,860
Microsoft Corp	5,388,650	460,945,121
salesforce.com Inc*	2,087,774	213,433,136
SS&C Technologies Holdings Inc	1,419,297	57,453,142
Tyler Technologies Inc*	819,314	145,059,544
Ultimate Software Group Inc*	464,269	101,317,424
		1,567,939,708
Specialty Retail – 3.0%
AutoZone Inc*	78,745	56,016,831
Home Depot Inc	1,051,991	199,383,854
L Brands Inc	770,867	46,421,611
Tractor Supply Co	1,336,553	99,907,337
		401,729,633
Technology Hardware, Storage & Peripherals – 5.3%
Apple Inc	4,238,086	717,211,294

Shares		Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 1.5%
Carter's Inc	561,562	$65,977,919
NIKE Inc	2,110,253	131,996,325
		197,974,244
Tobacco – 1.5%
Altria Group Inc	2,743,704	195,927,903
Trading Companies & Distributors – 0.7%
Fastenal Co	1,781,484	97,429,360
Wireless Telecommunication Services – 0.5%
T-Mobile US Inc*	1,045,977	66,429,999
Total Common Stocks (cost $9,325,280,273)		13,390,325,493
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Cash Liquidity Fund LLC, 1.2731%ºº,£ (cost $77,888,000)	77,888,000	77,888,000
Total Investments (total cost $9,403,168,273) – 99.9%		13,468,213,493
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		9,824,738
Net Assets – 100%		$13,478,038,231

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Common Stocks – 0%
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III (144A)¢,§	$—	$—	$—	$407,506
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	294,851	—	—	77,888,000
Total Affiliated Investments – 0.6%	$294,851	$—	$—	$78,295,506

(1)For securities that were affiliated for a portion of the period ended December 31, 2017, this column reflects amounts for the entire period ended December 31, 2017 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 12/31/17
Common Stocks – 0%
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III (144A)¢,§	6,344,053	—	—	6,344,053

Investment Companies – 0.6%
Money Markets – 0.6%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	84,075,156	394,139,882	(400,327,038)	77,888,000

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2017 is $407,506, which represents 0.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2017)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III	1/30/13	$502,576	$407,506	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Real Estate Investment Trusts (REITs)	$-	$-	$407,506
All Other	13,389,917,987	-	-
Investment Companies	-	77,888,000	-
Total Assets	$13,389,917,987	$77,888,000	$407,506

Organization and Significant Accounting Policies

Janus Henderson Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2017.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2017 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 94.8%
Aerospace & Defense – 3.7%
Axon Enterprise Inc*,#	1,924,005	$50,986,132
HEICO Corp£	2,351,621	185,895,640
Teledyne Technologies Inc*	663,714	120,231,791
		357,113,563
Auto Components – 1.2%
Cooper-Standard Holdings Inc*	319,198	39,101,755
Visteon Corp*	581,800	72,806,452
		111,908,207
Automobiles – 1.4%
Thor Industries Inc	865,070	130,383,350
Banks – 1.8%
PacWest Bancorp	1,653,882	83,355,653
SVB Financial Group*	206,559	48,287,297
Webster Financial Corp	668,072	37,518,924
		169,161,874
Biotechnology – 5.3%
ACADIA Pharmaceuticals Inc*	1,573,879	47,389,497
Amicus Therapeutics Inc*,#	2,964,489	42,658,997
Avexis Inc*	361,686	40,027,790
Eagle Pharmaceuticals Inc/DE*,#,£	941,410	50,290,122
Global Blood Therapeutics Inc*	597,103	23,496,003
Heron Therapeutics Inc*	2,156,797	39,038,026
Ironwood Pharmaceuticals Inc*,#	3,049,863	45,717,446
Juno Therapeutics Inc*	718,697	32,851,640
Ligand Pharmaceuticals Inc*,#	359,172	49,181,422
Neurocrine Biosciences Inc*	1,019,980	79,140,248
Puma Biotechnology Inc*	665,194	65,754,427
		515,545,618
Building Products – 1.1%
AO Smith Corp	1,058,307	64,853,053
Trex Co Inc*	375,605	40,711,826
		105,564,879
Capital Markets – 5.3%
Eaton Vance Corp	1,352,226	76,252,024
Financial Engines Inc	2,590,514	78,492,574
LPL Financial Holdings Inc	2,525,447	144,304,042
MarketAxess Holdings Inc	385,879	77,851,088
MSCI Inc	772,776	97,787,075
WisdomTree Investments Inc#	2,737,670	34,357,759
		509,044,562
Chemicals – 2.2%
HB Fuller Co	1,447,316	77,966,913
Sensient Technologies Corp	1,872,127	136,946,090
		214,913,003
Commercial Services & Supplies – 1.6%
Clean Harbors Inc*	754,300	40,883,060
Healthcare Services Group Inc	989,623	52,172,925
KAR Auction Services Inc	1,209,234	61,078,409
		154,134,394
Construction Materials – 0.9%
Summit Materials Inc	2,800,352	88,043,067
Containers & Packaging – 1.2%
Crown Holdings Inc*	2,009,317	113,024,081
Diversified Consumer Services – 2.1%
ServiceMaster Global Holdings Inc*	3,898,228	199,862,150
Diversified Financial Services – 0.3%
TPG Pace Energy Holdings Corp*	2,413,170	24,493,676
Electrical Equipment – 1.5%
EnerSys	1,181,288	82,253,083
Sensata Technologies Holding NV*	1,288,655	65,863,157
		148,116,240
Electronic Equipment, Instruments & Components – 3.0%
Belden Inc	2,038,165	157,285,193
National Instruments Corp	1,000,412	41,647,152
OSI Systems Inc*	733,408	47,216,807
Rogers Corp*	242,945	39,337,654
		285,486,806

Shares		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 1.4%
CyrusOne Inc	953,974	$56,790,072
Lamar Advertising Co	1,038,889	77,127,119
		133,917,191
Food & Staples Retailing – 0.4%
Casey's General Stores Inc#	352,098	39,413,850
Food Products – 0.6%
Hostess Brands Inc*	4,189,835	62,051,456
Health Care Equipment & Supplies – 7.4%
DexCom Inc*	807,382	46,335,653
Glaukos Corp*,#	1,604,348	41,151,526
Globus Medical Inc*	1,698,125	69,792,937
ICU Medical Inc*	279,674	60,409,584
Integra LifeSciences Holdings Corp*	1,462,367	69,988,885
Merit Medical Systems Inc*	1,263,412	54,579,398
Natus Medical Inc*	1,429,570	54,609,574
Nevro Corp*	619,174	42,747,773
STERIS PLC	1,826,136	159,732,116
Teleflex Inc	267,474	66,552,881
West Pharmaceutical Services Inc	498,894	49,225,871
		715,126,198
Health Care Providers & Services – 0.8%
Diplomat Pharmacy Inc*	1,573,238	31,574,887
HealthEquity Inc*	983,181	45,875,225
		77,450,112
Health Care Technology – 0.9%
athenahealth Inc*	636,338	84,658,408
Hotels, Restaurants & Leisure – 3.6%
Dunkin' Brands Group Inc	1,128,430	72,749,882
Jack in the Box Inc	566,076	55,537,716
Playa Hotels & Resorts NV*	3,268,267	35,264,601
Six Flags Entertainment Corp#	738,307	49,149,097
Texas Roadhouse Inc	1,067,625	56,242,485
Wendy's Co	4,883,102	80,180,535
		349,124,316
Industrial Conglomerates – 1.0%
Carlisle Cos Inc	850,695	96,681,487
Information Technology Services – 7.7%
Broadridge Financial Solutions Inc	2,411,664	218,448,525
Euronet Worldwide Inc*	1,555,991	131,123,362
Gartner Inc*	673,142	82,897,437
Jack Henry & Associates Inc	1,058,721	123,828,008
MAXIMUS Inc	1,136,562	81,355,108
WEX Inc*	730,119	103,114,706
		740,767,146
Internet & Direct Marketing Retail – 1.6%
Liberty Expedia Holdings Inc*	1,753,555	77,735,093
MakeMyTrip Ltd*	1,686,568	50,344,055
Wayfair Inc*	384,114	30,832,831
		158,911,979
Internet Software & Services – 4.2%
Cimpress NV*,#	777,527	93,209,937
CoStar Group Inc*	290,297	86,203,694
Envestnet Inc*	1,932,465	96,333,380
Etsy Inc*	3,172,155	64,870,570
GrubHub Inc*,#	534,459	38,374,156
MuleSoft Inc*,#	1,108,314	25,779,384
		404,771,121
Life Sciences Tools & Services – 1.6%
Bio-Techne Corp	596,716	77,304,558
PerkinElmer Inc	1,010,684	73,901,214
		151,205,772
Machinery – 8.8%
Donaldson Co Inc	1,356,458	66,398,619
Hillenbrand Inc	2,378,914	106,337,456
ITT Inc	1,941,829	103,635,414
Kennametal Inc	1,621,599	78,501,608
Middleby Corp*	550,583	74,301,176
Milacron Holdings Corp*	3,319,743	63,539,881
Nordson Corp	558,443	81,756,055
Proto Labs Inc*	588,232	60,587,896
Rexnord Corp*	4,689,972	122,033,071
Wabtec Corp/DE#	1,116,250	90,896,237
		847,987,413

Shares		Value
Common Stocks – (continued)
Media – 1.2%
AMC Entertainment Holdings Inc#,£	4,077,277	$61,566,883
Cable One Inc	74,612	52,478,350
		114,045,233
Oil, Gas & Consumable Fuels – 0.9%
DCP Midstream LP	2,422,158	87,997,000
Personal Products – 0.8%
Ontex Group NV	2,271,853	75,045,068
Pharmaceuticals – 2.7%
Catalent Inc*	3,879,624	159,374,954
Nektar Therapeutics*	1,444,998	86,295,281
Teligent Inc/NJ*,#,£	3,496,122	12,690,923
		258,361,158
Real Estate Management & Development – 0.6%
Jones Lang LaSalle Inc	370,882	55,235,456
Road & Rail – 1.3%
Landstar System Inc	361,169	37,597,693
Old Dominion Freight Line Inc	645,582	84,926,312
		122,524,005
Semiconductor & Semiconductor Equipment – 2.6%
ON Semiconductor Corp*	9,030,044	189,089,121
Xperi Corp£	2,606,634	63,601,870
		252,690,991
Software – 9.7%
ACI Worldwide Inc*	1,772,100	40,173,507
Blackbaud Inc	1,958,818	185,088,713
Cadence Design Systems Inc*	3,976,649	166,303,461
Callidus Software Inc*	2,832,575	81,153,274
Digimarc Corp (144A)#,§	331,034	10,770,191
Digimarc Corp*,#	306,726	11,088,145
Guidewire Software Inc*	907,757	67,410,035
RealPage Inc*	1,886,245	83,560,653
SS&C Technologies Holdings Inc	4,778,635	193,439,145
Ultimate Software Group Inc*	227,237	49,589,931
Zendesk Inc*	1,498,292	50,702,201
		939,279,256
Specialty Retail – 1.3%
Sally Beauty Holdings Inc*	3,990,412	74,860,129
Williams-Sonoma Inc#	1,069,411	55,288,549
		130,148,678
Textiles, Apparel & Luxury Goods – 0.8%
Carter's Inc	682,690	80,209,248
Thrifts & Mortgage Finance – 0.3%
LendingTree Inc*,#	82,600	28,121,170
Total Common Stocks (cost $6,082,495,643)		9,132,519,182
Rights – 0.1%
Biotechnology – 0.1%
DYAX Corp (144A)¢ (cost $3,132,745)	2,822,293	7,196,847
Investment Companies – 7.6%
Exchange-Traded Funds (ETFs) – 1.0%
iShares Russell 2000 Growth#	508,340	94,907,078
Investments Purchased with Cash Collateral from Securities Lending – 2.4%
Janus Cash Collateral Fund LLC, 1.2573%ºº,£	236,975,511	236,975,511
Money Markets – 4.2%
Janus Cash Liquidity Fund LLC, 1.2731%ºº,£	405,405,353	405,405,353
Total Investment Companies (cost $734,875,665)		737,287,942
Total Investments (total cost $6,820,504,053) – 102.5%		9,877,003,971
Liabilities, net of Cash, Receivables and Other Assets – (2.5)%		(243,440,241)
Net Assets – 100%		$9,633,563,730

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$9,751,614,848	98.7%
Belgium	75,045,068	0.8
India	50,344,055	0.5

Total	$9,877,003,971	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Common Stocks – 3.8%
Aerospace & Defense – 1.9%
HEICO Corp	$—	$15,259,040	$(9,254,121)	$185,895,640
Biotechnology – 0.5%
Eagle Pharmaceuticals Inc/DE*,#	—	—	(5,855,570)	50,290,122
Media – 0.7%
AMC Entertainment Holdings Inc#	748,868	—	1,699,872	61,566,883
Pharmaceuticals – 0.1%
Teligent Inc/NJ*,#	—	—	(10,768,056)	12,690,923
Semiconductor & Semiconductor Equipment – 0.7%
Xperi Corp	444,029	—	(31,036,239)	63,601,870
Total Common Stocks	$1,192,897	$15,259,040	$(55,214,114)	$374,045,438
Investment Companies – 6.7%
Investments Purchased with Cash Collateral from Securities Lending – 2.5%
Janus Cash Collateral Fund LLC, 1.2573%ºº	609,478∆	—	—	236,975,511
Money Markets – 4.2%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	1,254,346	—	—	405,405,353
Total Investment Companies	$1,863,824	$—	$—	$642,380,864
Total Affiliated Investments – 10.6%	$3,056,721	$15,259,040	$(55,214,114)	$1,016,426,302

(1)For securities that were affiliated for a portion of the period ended December 31, 2017, this column reflects amounts for the entire period ended December 31, 2017 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 12/31/17
Common Stocks – 3.8%
Aerospace & Defense – 1.9%
HEICO Corp	2,649,793	—	(298,172)	2,351,621
Biotechnology – 0.5%
Eagle Pharmaceuticals Inc/DE*,#	941,410	—	—	941,410
Media – 0.7%
AMC Entertainment Holdings Inc#	3,744,342	—	—	4,077,277
Pharmaceuticals – 0.1%
Teligent Inc/NJ*,#	3,496,122	—	—	3,496,122
Semiconductor & Semiconductor Equipment – 0.7%
Xperi Corp	2,220,146	—	—	2,606,634

Investment Companies – 6.7%
Investments Purchased with Cash Collateral from Securities Lending – 2.5%
Janus Cash Collateral Fund LLC, 1.2573%ºº	170,570,039	481,044,899	(414,639,427)	236,975,511
Money Markets – 4.2%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	556,476,557	318,520,796	(469,592,000)	405,405,353

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Euro	2/1/18	(7,495,000)	$8,965,819	$(44,165)
Citibank NA:
Euro	2/1/18	(18,940,000)	22,644,136	(124,255)
HSBC Securities (USA), Inc.:
Euro	2/8/18	(20,473,000)	24,235,937	(384,646)
Total				$(553,066)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2017

Market Value
Forward foreign currency exchange contracts, sold	$57,817,123

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2017 is $17,967,038, which represents 0.2% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

#	Loaned security; a portion of the security is on loan at December 31, 2017.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of December 31, 2017)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Digimarc Corp	11/9/17	$11,999,982	$10,770,191	0.1%

The Fund has registration rights for certain restricted securities held as of December 31, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

Level 2 -	Level 3 -

	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Personal Products	$-	$75,045,068	$-
Software	928,509,065	10,770,191	-
All Other	8,118,194,858	-	-
Rights	-	-	7,196,847
Investment Companies	94,907,078	642,380,864	-
Total Assets	$9,141,611,001	$728,196,123	$7,196,847
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$553,066	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Triton Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2017.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $77,364,4112 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2017 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson U.S. Growth Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 96.6%
Banks – 2.9%
Bank of the Ozarks Inc	5,400	$261,630
Biotechnology – 2.7%
Celgene Corp*	2,282	238,150
Capital Markets – 3.5%
Raymond James Financial Inc	3,539	316,033
Chemicals – 2.7%
Ecolab Inc	1,822	244,476
Diversified Consumer Services – 1.7%
Bright Horizons Family Solutions Inc*	1,588	149,272
Electronic Equipment, Instruments & Components – 2.9%
Amphenol Corp	2,975	261,205
Food & Staples Retailing – 5.2%
Costco Wholesale Corp	1,381	257,032
Walgreens Boots Alliance Inc	2,898	210,453
		467,485
Health Care Equipment & Supplies – 6.5%
Cantel Medical Corp	3,008	309,433
Danaher Corp	2,924	271,406
		580,839
Health Care Providers & Services – 2.1%
Henry Schein Inc*	2,749	192,100
Hotels, Restaurants & Leisure – 2.9%
Starbucks Corp	4,577	262,857
Information Technology Services – 7.8%
Fiserv Inc*	2,716	356,149
Visa Inc	3,021	344,454
		700,603
Internet Software & Services – 6.2%
Alphabet Inc - Class A*	305	321,287
CoStar Group Inc*	784	232,809
		554,096
Life Sciences Tools & Services – 5.3%
Bio-Techne Corp	1,789	231,765
Thermo Fisher Scientific Inc	1,296	246,084
		477,849
Machinery – 10.2%
Fortive Corp	3,235	234,052
IDEX Corp	1,860	245,464
Middleby Corp*	1,698	229,145
Snap-on Inc	1,199	208,986
		917,647
Media – 2.6%
Walt Disney Co	2,126	228,566
Semiconductor & Semiconductor Equipment – 3.5%
Microchip Technology Inc	3,572	313,907
Software – 16.8%
Adobe Systems Inc*	2,081	364,674
Intuit Inc	1,906	300,729
Paycom Software Inc*	1,880	151,020
Red Hat Inc*	2,204	264,700
salesforce.com Inc*	2,548	260,482
Tyler Technologies Inc*	946	167,489
		1,509,094
Specialty Retail – 7.0%
Lowe's Cos Inc	2,204	204,840
TJX Cos Inc	3,475	265,699
Ulta Beauty Inc*	707	158,128
		628,667
Textiles, Apparel & Luxury Goods – 3.1%
VF Corp	3,708	274,392
Trading Companies & Distributors – 1.0%
Watsco Inc	545	92,672
Total Common Stocks (cost $6,596,000)		8,671,540

Shares		Value
Investment Companies – 3.2%
Money Markets – 3.2%
Fidelity Investments Money Market Treasury Portfolio, 1.1400%ºº (cost $288,934)	288,934	$288,934
Total Investments (total cost $6,884,934) – 99.8%		8,960,474
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		16,287
Net Assets – 100%		$8,976,761

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$8,671,540	$-	$-
Investment Companies	288,934	-	-
Total Assets	$8,960,474	$-	$-

Organization and Significant Accounting Policies

Janus Henderson U.S. Growth Opportunities Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

December 31, 2017

Shares		Value
Common Stocks – 98.5%
Aerospace & Defense – 2.1%
HEICO Corp	848,276	$67,056,218
Auto Components – 0.6%
Visteon Corp*	144,601	18,095,369
Banks – 0.7%
Texas Capital Bancshares Inc*	260,541	23,162,095
Biotechnology – 7.9%
ACADIA Pharmaceuticals Inc*	549,288	16,539,062
AnaptysBio Inc*	176,414	17,768,418
BeiGene Ltd (ADR)*	70,211	6,861,019
Bioverativ Inc*	318,410	17,168,667
DBV Technologies SA (ADR)*	438,385	10,784,271
Eagle Pharmaceuticals Inc/DE*,#	394,584	21,078,677
FibroGen Inc*	315,627	14,960,720
Heron Therapeutics Inc*	626,857	11,346,112
Insmed Inc*	553,277	17,251,177
Ironwood Pharmaceuticals Inc*	1,205,183	18,065,693
Knight Therapeutics Inc*	2,572,196	17,007,439
Ligand Pharmaceuticals Inc*,#	199,651	27,338,211
Neurocrine Biosciences Inc*	321,961	24,980,954
Puma Biotechnology Inc*	242,817	24,002,460
Spark Therapeutics Inc*,#	147,575	7,588,306
		252,741,186
Building Products – 2.0%
AO Smith Corp	450,252	27,591,443
CSW Industrials Inc*,£	823,850	37,855,907
		65,447,350
Capital Markets – 4.0%
Financial Engines Inc	888,130	26,910,339
LPL Financial Holdings Inc	832,857	47,589,449
MSCI Inc	292,109	36,963,473
WisdomTree Investments Inc#	1,242,069	15,587,966
		127,051,227
Chemicals – 3.2%
HB Fuller Co	373,720	20,132,296
Sensient Technologies Corp	700,673	51,254,230
Valvoline Inc	1,244,118	31,177,597
		102,564,123
Communications Equipment – 0.4%
Switch Inc#	691,220	12,573,292
Construction Materials – 0.8%
Summit Materials Inc	764,733	24,043,205
Consumer Finance – 0.6%
SLM Corp*	1,761,909	19,909,572
Containers & Packaging – 0.3%
Winpak Ltd	240,117	8,941,340
Diversified Consumer Services – 2.7%
K12 Inc*	923,953	14,690,853
ServiceMaster Global Holdings Inc*	1,412,007	72,393,599
		87,084,452
Diversified Financial Services – 1.1%
Cision Ltd*,#	2,278,909	27,050,650
Landcadia Holdings Inc*	785,350	8,261,882
		35,312,532
Electrical Equipment – 0.8%
EnerSys	372,615	25,945,182
Electronic Equipment, Instruments & Components – 4.1%
Belden Inc	722,018	55,718,129
CTS Corp	1,510,413	38,893,135
National Instruments Corp	461,474	19,211,163
OSI Systems Inc*	252,404	16,249,769
		130,072,196
Equity Real Estate Investment Trusts (REITs) – 1.1%
Easterly Government Properties Inc#	928,113	19,805,931
Physicians Realty Trust	875,623	15,752,458
		35,558,389
Food & Staples Retailing – 0.5%
Casey's General Stores Inc	143,113	16,020,069

Shares		Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 6.1%
AngioDynamics Inc*	1,527,320	$25,399,332
Atrion Corp	16,213	10,223,918
Globus Medical Inc*	621,215	25,531,936
ICU Medical Inc*	134,803	29,117,448
Insulet Corp*	364,377	25,142,013
STERIS PLC	667,024	58,344,589
Trinity Biotech PLC (ADR)*,#,£	1,223,052	6,249,796
Wright Medical Group NV*	668,362	14,837,636
		194,846,668
Health Care Providers & Services – 1.7%
Capital Senior Living Corp*	653,265	8,812,545
Diplomat Pharmacy Inc*	806,517	16,186,796
HealthEquity Inc*	355,577	16,591,223
US Physical Therapy Inc	161,932	11,691,490
		53,282,054
Health Care Technology – 1.4%
athenahealth Inc*	212,573	28,280,712
HealthStream Inc*	746,699	17,293,549
		45,574,261
Hotels, Restaurants & Leisure – 4.4%
Biglari Holdings Inc*,£	85,737	35,529,413
Cedar Fair LP	611,778	39,759,452
Domino's Pizza Group PLC	3,924,334	18,302,492
Dunkin' Brands Group Inc	478,019	30,817,885
Playa Hotels & Resorts NV*	1,514,402	16,340,398
		140,749,640
Information Technology Services – 6.5%
Broadridge Financial Solutions Inc†	847,144	76,734,303
Euronet Worldwide Inc*	624,081	52,591,306
MAXIMUS Inc	371,052	26,559,902
WEX Inc*,†	359,511	50,773,739
		206,659,250
Insurance – 0.8%
RLI Corp	442,177	26,822,457
Internet & Direct Marketing Retail – 0.6%
MakeMyTrip Ltd*	635,291	18,963,436
Internet Software & Services – 6.6%
ChannelAdvisor Corp*	1,086,658	9,779,922
Cimpress NV*,#	258,436	30,981,308
CoStar Group Inc*	116,067	34,466,096
Envestnet Inc*	677,898	33,793,215
Instructure Inc*	557,938	18,467,748
j2 Global Inc	610,435	45,800,938
Trade Desk Inc*,#	350,005	16,005,729
Zillow Group Inc*	498,241	20,298,338
		209,593,294
Life Sciences Tools & Services – 1.5%
Bio-Techne Corp	218,228	28,271,437
NeoGenomics Inc*,#	2,137,703	18,940,049
		47,211,486
Machinery – 7.1%
ITT Inc	695,764	37,132,925
Kennametal Inc	573,961	27,785,452
Kornit Digital Ltd*,#	817,371	13,200,542
Nordson Corp	205,333	30,060,751
Proto Labs Inc*	192,627	19,840,581
Rexnord Corp*	1,527,982	39,758,092
Standex International Corp	327,611	33,367,180
Wabtec Corp/DE#	318,689	25,950,845
		227,096,368
Media – 0.9%
Manchester United Plc#	1,002,481	19,849,124
Roku Inc*,#	154,680	8,009,330
		27,858,454
Oil, Gas & Consumable Fuels – 0.9%
DCP Midstream LP	805,305	29,256,731
Paper & Forest Products – 0.7%
Neenah Paper Inc	237,195	21,501,727
Personal Products – 1.1%
Ontex Group NV	1,049,105	34,654,600
Pharmaceuticals – 3.8%
Aratana Therapeutics Inc*	1,553,445	8,171,121
Catalent Inc*	1,383,025	56,814,667

Shares		Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
GW Pharmaceuticals PLC (ADR)*	140,578	$18,557,702
Prestige Brands Holdings Inc*	586,031	26,025,637
Rhythm Pharmaceuticals Inc*	195,664	5,685,996
Teligent Inc/NJ*,#	1,480,937	5,375,801
		120,630,924
Real Estate Management & Development – 1.0%
Jones Lang LaSalle Inc	136,335	20,304,372
St Joe Co*	686,243	12,386,686
		32,691,058
Road & Rail – 1.9%
AMERCO	60,942	23,030,591
Old Dominion Freight Line Inc	279,486	36,766,383
		59,796,974
Semiconductor & Semiconductor Equipment – 2.7%
ON Semiconductor Corp*	3,324,889	69,623,176
Xperi Corp	696,856	17,003,286
		86,626,462
Software – 13.0%
Altair Engineering Inc*	284,306	6,800,600
Blackbaud Inc	670,183	63,325,592
Cadence Design Systems Inc*	1,457,327	60,945,415
Descartes Systems Group Inc*	967,767	27,520,682
Everbridge Inc*	535,517	15,915,565
Guidewire Software Inc*	264,421	19,635,903
Nice Ltd (ADR)	818,728	75,249,290
Paylocity Holding Corp*	561,194	26,465,909
RealPage Inc*	624,891	27,682,671
SS&C Technologies Holdings Inc	1,680,371	68,021,418
Tyler Technologies Inc*	130,310	23,071,385
		414,634,430
Specialty Retail – 1.4%
Sally Beauty Holdings Inc*	1,376,944	25,831,469
Williams-Sonoma Inc	338,659	17,508,670
		43,340,139
Textiles, Apparel & Luxury Goods – 0.8%
Carter's Inc	228,337	26,827,314
Thrifts & Mortgage Finance – 0.7%
LendingTree Inc*,#	70,415	23,972,787
Total Common Stocks (cost $2,104,875,054)		3,144,168,311
Rights – 0.1%
Biotechnology – 0.1%
DYAX Corp (144A)¢ (cost $1,225,926)	1,104,438	2,816,317
Investment Companies – 4.7%
Investments Purchased with Cash Collateral from Securities Lending – 3.2%
Janus Cash Collateral Fund LLC, 1.2573%ºº,£	101,188,170	101,188,170
Money Markets – 1.5%
Janus Cash Liquidity Fund LLC, 1.2731%ºº,£	49,531,635	49,531,635
Total Investment Companies (cost $150,719,805)		150,719,805
Total Investments (total cost $2,256,820,785) – 103.3%		3,297,704,433
Liabilities, net of Cash, Receivables and Other Assets – (3.3)%		(104,161,464)
Net Assets – 100%		$3,193,542,969

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,028,423,719	91.8%
Israel	88,449,832	2.7
United Kingdom	56,709,318	1.7
Canada	53,469,461	1.6
Belgium	34,654,600	1.1
India	18,963,436	0.6
France	10,784,271	0.3
Ireland	6,249,796	0.2

Total	$3,297,704,433	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/17
Common Stocks – 2.5%
Building Products – 1.2%
CSW Industrials Inc*	$—	$—	$1,318,160	$37,855,907
Health Care Equipment & Supplies – 0.2%
Trinity Biotech PLC (ADR)*	—	—	(611,526)	6,249,796
Hotels, Restaurants & Leisure – 1.1%
Biglari Holdings Inc*	—	(683,457)	7,800,814	35,529,413
Total Common Stocks	$—	$(683,457)	$8,507,448	$79,635,116
Investment Companies – 4.7%
Investments Purchased with Cash Collateral from Securities Lending – 3.2%
Janus Cash Collateral Fund LLC, 1.2573%ºº	449,275∆	—	—	101,188,170
Money Markets – 1.5%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	184,772	—	—	49,531,635
Total Investment Companies	$634,047	$—	$—	$150,719,805
Total Affiliated Investments – 7.2%	$634,047	$(683,457)	$8,507,448	$230,354,921

(1)For securities that were affiliated for a portion of the period ended December 31, 2017, this column reflects amounts for the entire period ended December 31, 2017 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 12/31/17
Common Stocks – 2.5%
Building Products – 1.2%
CSW Industrials Inc*	823,850	—	—	823,850
Health Care Equipment & Supplies – 0.2%
Trinity Biotech PLC (ADR)*	1,223,052	—	—	1,223,052
Hotels, Restaurants & Leisure – 1.1%
Biglari Holdings Inc*	90,810	—	(5,073)	85,737

Investment Companies – 4.7%
Investments Purchased with Cash Collateral from Securities Lending – 3.2%
Janus Cash Collateral Fund LLC, 1.2573%ºº	56,179,178	230,877,554	(185,868,562)	101,188,170
Money Markets – 1.5%
Janus Cash Liquidity Fund LLC, 1.2731%ºº	84,500,845	94,991,790	(129,961,000)	49,531,635

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound	2/8/18	(4,860,000)	$6,534,844	$(34,322)
Barclays Capital, Inc.:
British Pound	2/1/18	(14,020,000)	19,024,579	77,789
British Pound	2/1/18	(1,100,000)	1,472,447	(14,106)

				63,683

Citibank NA:
Canadian Dollar	2/1/18	(8,314,000)	$6,472,356	(146,565)
Euro	2/1/18	(14,540,000)	17,383,512	(95,496)

				(242,061)
Credit Suisse International:
Canadian Dollar	2/22/18	(2,200,000)	1,730,880	(21,008)
HSBC Securities (USA), Inc.:
British Pound	2/8/18	(7,131,000)	9,594,974	(43,857)
Canadian Dollar	2/8/18	(6,420,000)	5,005,567	(105,925)
Euro	2/8/18	(7,121,000)	8,429,840	(133,789)

				(283,571)
JPMorgan Chase & Co.:
Canadian Dollar	2/1/18	(33,199,000)	25,791,741	(638,564)
Total				$(1,155,843)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2017

Market Value
Forward foreign currency exchange contracts, sold	$107,973,215

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2017 is $2,816,317, which represents 0.1% of net assets.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2017, is $45,143,950.

ºº	Rate shown is the 7-day yield as of December 31, 2017.

#	Loaned security; a portion of the security is on loan at December 31, 2017.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:

Common Stocks
Biotechnology	$235,733,747	$17,007,439	$-
Containers & Packaging	-	8,941,340	-
Hotels, Restaurants & Leisure	122,447,148	18,302,492	-
Personal Products	-	34,654,600	-
Software	387,113,748	27,520,682	-
All Other	2,292,447,115	-	-
Rights	-	-	2,816,317
Investment Companies	-	150,719,805	-
Total Investments in Securities	$3,037,741,758	$257,146,358	$2,816,317
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	77,789	-
Total Assets	$3,037,741,758	$257,224,147	$2,816,317
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,233,632	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Venture Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2017.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $118,302,059 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the

Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2017 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

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Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)
Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)
Date: March 1, 2018

By: /s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: March 1, 2018